                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1152 1/99

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, dated May 1, 2020, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Extra" in our marketing materials. This contract (RetireReady/SM/ Extra) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. The Guarantee Account may not be available in all states. If we apply bonus credits to your contract, we will apply them with your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the bonus credit may exceed the sum of the bonus credit and any related earnings. You should consider this possibility before purchasing the contract. The bonus credit is referred to as an "enhanced premium amount" in your contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Global Thematic Growth Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB International Value Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B
AB Small Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares
  (formerly, Oppenheimer Capital Appreciation Fund/VA -- Service Shares) Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares
  (formerly, Oppenheimer Conservative Balanced Fund/VA -- Service Shares) Invesco Oppenheimer V.I. Global Fund -- Series II Shares (formerly, Oppenheimer
  Global Fund/VA -- Service Shares)
Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares (formerly,
  Oppenheimer Main Street Fund(R)/VA -- Service Shares)
Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares
  (formerly, Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares) Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Comstock Fund -- Series II shares
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. Equity and Income Fund -- Series II shares
Invesco V.I. International Growth Fund -- Series II shares

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares

Columbia Funds Variable Series Trust II:
Columbia Variable Portfolio -- Overseas Core Fund -- Class 2
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Federated Hermes Insurance Series (formerly, Federated Insurance Series):
Federated Hermes High Income Bond Fund II -- Service Shares (formerly,
  Federated High Income Bond Fund II -- Service Shares)
Federated Hermes Kaufmann Fund II -- Service Shares (formerly, Federated
  Kaufmann Fund II -- Service Shares)

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund -- Service Shares

Janus Aspen Series:
Janus Henderson Balanced Portfolio -- Service Shares
Janus Henderson Forty Portfolio -- Service Shares

MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

State Street Variable Insurance Series Funds, Inc.:
Real Estate Securities V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/
U.S. Equity V.I.S. Fund -- Class 1 Shares

Wells Fargo Variable Trust:
Wells Fargo VT Omega Growth Fund -- Class 2

The following Portfolios are not available to contracts issued on or after May 1, 2003:

BNY Mellon (formerly, Dreyfus):
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares (formerly,
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares)

Janus Aspen Series:
Janus Henderson Enterprise Portfolio -- Service Shares
Janus Henderson Global Research Portfolio -- Service Shares
Janus Henderson Global Technology and Innovation Portfolio -- Service Shares
  (formerly, Janus Henderson Global Technology Portfolio -- Service Shares) Janus Henderson Research Portfolio -- Service Shares

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:
Janus Henderson Overseas Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund -- Institutional Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return V.I.S. Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series II shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class II

The following Portfolios are not available to contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares
  (formerly, Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares) Invesco V.I. Value Opportunities Fund -- Series II shares

BlackRock Variable Series Funds, Inc.:
BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio -- Class II
ClearBridge Variable Large Cap Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:
Franklin Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares

Not all of these Portfolios may be available in all states or in all markets.

Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call
(800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2020, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents

Definitions................................................   8

Fee Tables.................................................  10
   Example.................................................  15

Synopsis...................................................  16

Condensed Financial Information............................  20

The Company................................................  20

Financial Condition of the Company.........................  20

The Separate Account.......................................  21
   The Portfolios..........................................  22
   Subaccounts.............................................  23
   Voting Rights...........................................  31
   Asset Allocation Program................................  31

The Guarantee Account......................................  41

Charges and Other Deductions...............................  42
   Transaction Expenses....................................  42
       Surrender Charge....................................  42
       Exceptions to the Surrender Charge..................  43
   Deductions from the Separate Account....................  43
   Charges for the Living Benefit Rider Options............  44
   Charges for the Death Benefit Rider Options.............  47
   Other Charges...........................................  48

The Contract...............................................  49
   Ownership...............................................  49
   Assignment..............................................  50
   Premium Payments........................................  50
   Valuation Day and Valuation Period......................  51
   Allocation of Premium Payments..........................  51
   Bonus Credits...........................................  51
   Valuation of Accumulation Units.........................  52

Transfers..................................................  52
   Transfers Before the Maturity Date......................  52
   Transfers from the Guarantee Account to the Subaccounts.  53
   Transfers from the Subaccounts to the Guarantee Account.  53
   Transfers Among the Subaccounts.........................  53
   Telephone/Internet Transactions.........................  54
   Confirmation of Transactions............................  54
   Special Note on Reliability.............................  54
   Transfers by Third Parties..............................  55
   Special Note on Frequent Transfers......................  55
   Dollar Cost Averaging Program...........................  56
   Defined Dollar Cost Averaging Program...................  57
   Portfolio Rebalancing Program...........................  58
   Guarantee Account Interest Sweep Program................  59

Surrenders and Partial Surrenders...................................................................................    59
   Surrenders and Partial Surrenders................................................................................    59
   Restrictions on Distributions From Certain Contracts.............................................................    60
   Systematic Withdrawal Program....................................................................................    60
   Guaranteed Minimum Withdrawal Benefit for Life Riders............................................................    61
       Lifetime Income Plus Solution................................................................................    61
       Lifetime Income Plus 2008....................................................................................    75
       Lifetime Income Plus 2007....................................................................................    88
       Lifetime Income Plus.........................................................................................    96
       Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007...................................   104

Death of Owner and/or Annuitant (for contracts issued on or after the later of May 1, 2003, or the date of state
  insurance department approval)....................................................................................   105
   Distribution Provisions Upon Death of Owner or Joint Owner.......................................................   105
   Death Benefit at Death of Any Annuitant Before the Maturity Date.................................................   105
   Basic Death Benefit..............................................................................................   105
   Annual Step-Up Death Benefit Rider Option........................................................................   106
   5% Rollup Death Benefit Rider Option.............................................................................   106
   Earnings Protector Death Benefit Rider Option....................................................................   107
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option....................   108
   Termination of Death Benefit Rider Options When Contract Assigned or Sold........................................   108
   How to Claim Proceeds and/or Death Benefit Payments..............................................................   108
   Distribution Rules...............................................................................................   110

Death of Owner and/or Annuitant (for contracts issued prior to May 1, 2003, or prior to the date of state insurance
  department approval)..............................................................................................   111
   Death Benefit at Death of Any Annuitant Before the Maturity Date.................................................   111
   Basic Death Benefit..............................................................................................   111
   Optional Guaranteed Minimum Death Benefit........................................................................   113
   Optional Enhanced Death Benefit..................................................................................   113
   When We Calculate the Death Benefit..............................................................................   114
   Death of an Owner or Joint Owner Before the Maturity Date........................................................   114
   Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date.......................................   117

Income Payments.....................................................................................................   117
   Optional Payment Plans...........................................................................................   118
   Variable Income Payments.........................................................................................   119
   Transfers After the Maturity Date................................................................................   120
   Guaranteed Income Advantage......................................................................................   120
   Payment Optimizer Plus...........................................................................................   127

Tax Matters.........................................................................................................   136
   Introduction.....................................................................................................   136
   Taxation of Non-Qualified Contracts..............................................................................   136
   Section 1035 Exchanges...........................................................................................   138
   Qualified Retirement Plans.......................................................................................   139
   Federal Income Tax Withholding...................................................................................   143
   State Income Tax Withholding.....................................................................................   143
   Tax Status of the Company........................................................................................   143
   Federal Estate, Gift and Generation-Skipping Transfer Taxes......................................................   143
   Definition of Spouse Under Federal Law...........................................................................   144
   Annuity Purchases by Residents of Puerto Rico....................................................................   144
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.................................................   144

   Foreign Tax Credits........................................    144
   Changes in the Law.........................................    144

Requesting Payments...........................................    144

Sales of the Contracts........................................    145

Additional Information........................................    146
   Owner Questions............................................    146
   Return Privilege...........................................    146
   State Regulation...........................................    147
   Evidence of Death, Age, Gender, Marital Status or Survival.    147
   Records and Reports........................................    147
   Other Information..........................................    147
   Exemption to File Periodic Reports.........................    147
   Unclaimed Property.........................................    147
   Cybersecurity..............................................    147
   Natural and Man-Made Disasters.............................    148
   Legal Proceedings..........................................    148

Appendix A....................................................    A-1
   Examples -- Death Benefit Calculations.....................    A-1

Appendix B....................................................    B-1
   Condensed Financial Information............................    B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

Annuitant -- The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Bonus Credit -- The "enhanced premium amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "premium payment" under the contract.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Premium payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets.

Gross Withdrawal -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account may not be available in all states.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus. The Investment Strategy is required in order to receive the full benefits available under these rider options.

Joint Annuitant -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders, the additional life on which monthly income is based. For Payment Optimizer Plus, the additional life on which the Withdrawal Factor may be based.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maturity Date -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus and Lifetime Income Plus 2007

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

Surrender Value -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Completed Years Surrender Charge
 payments surrendered)                             Since We Received the     as a Percentage of the
                                                   Premium Payment           Premium Payment
                                                                             Surrendered/1/
                                                   ------------------------------------------------
                                                               0                       8%
                                                               1                       8%
                                                               2                       7%
                                                               3                       6%
                                                               4                       5%
                                                               5                       4%
                                                               6                       3%
                                                               7                       2%
                                                           8 or more                   0%
---------------------------------------------------------------------------------------------------
 Transfer Charge                                                      $10.00/2/
---------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Maturity Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $25.00/1/
--------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                    0.25%
--------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                                         1.55%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus/4/
 Single or Joint Annuitant Contract                 1.25%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single or Joint Annuitant Contract                 1.25%                        2.00%
--------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                         0.50%                        0.50%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/6/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2,7/
--------------------------------------------------------------------------------------------------
                                              Current Charge/8/           Maximum Charge/3,8/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                              Current Charge/9/           Maximum Charge/3,9/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

Death Benefit Rider Options/10/ (as a percentage of
 your Contract Value at the time the charge is
 taken)/11/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008. The current and maximum charges reflected in the fee table for Lifetime Income Plus are for those contracts that reset their Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are as follows:

                                         Current Charge  Maximum Charge
                                         -------------------------------
Lifetime Income Plus (as a percentage
 of your average daily net assets in
 the Separate Account)
 Single Annuitant Contract                   0.60%           2.00%
                                         -----------------------------
 Joint Annuitant Contract                    0.75%           2.00%
------------------------------------------------------------------------

/5/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. The current and maximum charges reflected in the fee table for Lifetime Income Plus 2007 are for those contracts that reset their Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income Plus 2007 for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are as follows:

                                         Current Charge  Maximum Charge
                                         -------------------------------
Lifetime Income Plus 2007 (as a
 percentage of your average daily net
 assets in the Separate Account)
 Single Annuitant Contract                   0.75%           2.00%
                                         -----------------------------
 Joint Annuitant Contract                    0.85%           2.00%
------------------------------------------------------------------------

/6/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/7/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

/8/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus 2008 for those contracts that have not reset their Withdrawal Base on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base       2.00% of benefit base
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/9/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/10/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/11/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses, if you purchased your contract prior to May 1, 2003, or prior to the date on which state insurance authorities approve the applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------
Annual Contract Charge                                                       $25.00/1/
--------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                            1.30%
--------------------------------------------------------------------------------------
  Administrative Expense Charge                                                0.25%
--------------------------------------------------------------------------------------
Optional Benefits/2/
--------------------------------------------------------------------------------------
  Optional Guaranteed Minimum Death Benefit Rider                            0.35%/3/
--------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Rider                                      0.35%/4/
--------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                               2.25%/5/
--------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

/2/The charges for the optional death benefits are taken in arrears on each contract anniversary and at the time of surrender.

/3/This charge is a percentage of your average benefit amount for the prior contract year. Currently we charge 0.25% of your prior contract year's average benefit amount.

/4/This charge is a percentage of your average Contract Value for the prior contract year. Currently we charge 0.20% of your prior contract year's average Contract Value.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional death benefit rider was elected, or if no optional death benefit rider was elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2019. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/                                                      Minimum  Maximum
---------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.34%    1.85%
---------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2019, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.34% and 1.79%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Example

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,363      $2,585      $3,742       $6,956

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $556       $1,863      $3,204       $6,814

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $643       $1,955      $3,304       $6,956

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued prior to May 1, 2003, or prior to the date state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider;

  .  elected the Optional Enhanced Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,155      $1,945      $2,662       $4,523

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $360       $1,239      $2,134       $4,442

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $435       $1,315      $2,212       $4,523

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year's average benefit amount); and

  . a charge of 0.35% for the Optional Enhanced Death Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

If the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units.

You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of Payment Optimizer Plus. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from Payment Optimizer Plus will be made in accordance with the terms of that rider. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined.

What is a Bonus Credit? The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered "premium payments" for purposes of the contract. In addition, please note that any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit, Principal Protection Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008; the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit if you elected Lifetime Income Plus Solution; or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the Bonus Credit or any related earnings in the Withdrawal

Base, Maximum Anniversary Value or benefit base. See the "Bonus Credits" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for eight full years, we will assess a surrender charge ranging from 2% to 8%, depending upon how many full years those payments have been in the contract. If your premium payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. We do not assess a surrender charge upon any amounts surrendered that represent gain.

You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an Optional Payment Plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive the surrender charge under certain other conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract charge, which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision of this prospectus.

We offer other variable annuity contracts in the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts may have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date (or the earlier of the Income Start Date and the Maturity Date if Guaranteed Income Advantage is elected at the time of application) if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Maturity Date? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of the Owner and/or Annuitant" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee Account? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Maturity Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

May I surrender the contract or take a partial surrender? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information.

In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, partial surrenders may affect the benefit you receive under that rider. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it at our Home Office and send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract at our Home Office;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract at our Home Office; or

   (3) if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

The Living Benefit Rider Options. Four Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all premium payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate premium payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" provision of this prospectus for more information about the riders and their features.

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate premium payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.

Finally, we discuss Payment Optimizer Plus, which provides for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. To receive the full benefit provided by Payment Optimizer Plus, you must allocate all premium payments and assets in your contract in accordance with the Investment Strategy prescribed by the rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Optimizer Plus" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about these optional death benefit riders and their features.

Are there any risks to purchasing one of the living benefit rider options or death benefit rider options? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee

Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, all premium payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, premium payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See "The Contract -- Allocation of Premium Payments," the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders," the "Income Payments -- Guaranteed Income Advantage," and the "Income
Payments -- Payment Optimizer Plus" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

The Company is exposed to potential risks associated with the recent outbreak of the coronavirus pandemic. The coronavirus pandemic has disrupted the global economy and financial markets, business operations, and consumer behavior and confidence. As a result, the Company could experience significant declines in asset valuations and potential material asset impairments, as well as unexpected changes in persistency rates, as policyholders and contract owners who are affected by the pandemic may not be able to meet their contractual obligations, such as premium payments on their insurance policies. The pandemic has decreased historic low interest rates even further and could also significantly increase the Company's mortality and morbidity experience above the assumptions it used in pricing its insurance and investment products, all of which could result in higher reserve charges and an adverse impact to the Company's financial results. The coronavirus pandemic could also disrupt medical and financial services and has resulted in Genworth Financial, Inc. practicing social distancing with its employees through office closures, all of which could disrupt the Company's normal business operations. While the impact of the developing coronavirus pandemic is very difficult to predict, the related outcomes and impact on the Company will depend on the length of the pandemic and shape of the economic recovery. The Company is continuing to monitor pandemic developments and the potential financial impacts on its business. However, given the specific risks to its business, it is possible the pandemic will have a material adverse impact on the Company, including a material adverse effect on its financial condition and results of operations.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. In addition, you currently may change your future premium payment allocation without penalty or charges. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, however, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your premium payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

Subaccounts

You may allocate premium payments in the Portfolios listed below, in addition to the Guarantee Account (if available), at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate premium payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus," provisions of this prospectus.

                                                                                            Adviser (and Sub-Adviser(s),
                         Subaccount                              Investment Objective             as applicable)
                         ------------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy         Seeks to achieve the highest     AllianceBernstein, L.P.
SERIES FUND, INC.        Portfolio -- Class B                total return consistent with
                                                             the Adviser's determination
                                                             of reasonable risk.
                         ------------------------------------------------------------------------------------------------
                         AB Global Thematic Growth           Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         ------------------------------------------------------------------------------------------------
                         AB Growth and Income                Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         ------------------------------------------------------------------------------------------------
                         AB International Value              Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         ------------------------------------------------------------------------------------------------
                         AB Large Cap Growth                 Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         ------------------------------------------------------------------------------------------------
                         AB Small Cap Growth Portfolio --    Long-term growth of capital.     AllianceBernstein, L.P.
                         Class B
                         ------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco Oppenheimer V.I. Capital    The Fund seeks capital           Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Appreciation Fund -- Series II      appreciation.
INSURANCE FUNDS)         Shares (formerly, Oppenheimer
                         Capital Appreciation Fund/VA --
                         Service Shares)
                         ------------------------------------------------------------------------------------------------
                         Invesco Oppenheimer V.I.            The Fund seeks total return.     Invesco Advisers, Inc.
                         Conservative Balanced Fund --
                         Series II Shares (formerly,
                         Oppenheimer Conservative
                         Balanced Fund/VA --
                         Service Shares)
                         ------------------------------------------------------------------------------------------------
                         Invesco Oppenheimer V.I. Global     The Fund seeks capital           Invesco Advisers, Inc.
                         Fund -- Series II Shares            appreciation.
                         (formerly, Oppenheimer Global
                         Fund/VA -- Service Shares)
                         ------------------------------------------------------------------------------------------------
                         Invesco Oppenheimer V.I. Main       The Fund seeks capital           Invesco Advisers, Inc.
                         Street Fund(R) -- Series II Shares  appreciation.
                         (formerly, Oppenheimer Main
                         Street Fund(R)/VA --
                         Service Shares)
                         ------------------------------------------------------------------------------------------------
                         Invesco Oppenheimer V.I. Main       The Fund seeks capital           Invesco Advisers, Inc.
                         Street Small Cap Fund(R) -- Series  appreciation
                         II Shares (formerly, Oppenheimer
                         Main Street Small Cap Fund(R)/
                         VA -- Service Shares)
                         ------------------------------------------------------------------------------------------------
                         Invesco V.I. American Franchise     To seek capital growth.          Invesco Advisers, Inc.
                         Fund -- Series I shares
                         ------------------------------------------------------------------------------------------------

                                                                                              Adviser (and Sub-Adviser(s),
                         Subaccount                             Investment Objective                 as applicable)
                         ------------------------------------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --      Seeks capital growth and       Invesco Advisers, Inc.
                         Class II shares                    income through investments in
                                                            equity securities, including
                                                            common stocks, preferred
                                                            stocks and securities
                                                            convertible into common and
                                                            preferred stocks.
                         ------------------------------------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --   Long-term growth of capital.   Invesco Advisers, Inc.
                         Series I shares
                         ------------------------------------------------------------------------------------------------------
                         Invesco V.I. Equity and Income     Seeks both capital             Invesco Advisers, Inc.
                         Fund -- Class II shares            appreciation and current
                                                            income.
                         ------------------------------------------------------------------------------------------------------
                         Invesco V.I. International Growth  Long-term growth of capital.   Invesco Advisers, Inc.
                         Fund -- Series II shares
                         ------------------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    Pursues long-term total        American Century Investment
VARIABLE PORTFOLIOS II,  Class II                           return using a strategy that   Management, Inc.
INC.                                                        seeks to protect against U.S.
                                                            inflation.
                         ------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Advantage U.S. Total     Seeks long-term capital        BlackRock Advisors, LLC
SERIES FUNDS, INC.       Market V.I. Fund -- Class III      growth.
                         Shares
                         ------------------------------------------------------------------------------------------------------
                         BlackRock Basic Value V.I.         Seeks capital appreciation,    BlackRock Advisors, LLC
                         Fund -- Class III Shares           and secondarily, income.
                         ------------------------------------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.   Seeks high total investment    BlackRock Advisors, LLC
                         Fund -- Class III Shares           return.
                         ------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  Columbia Variable Portfolio --     The fund seeks long-term       Columbia Management Investment
SERIES TRUST II          Overseas Core Fund -- Class 2      growth of capital.             Advisers, LLC (subadvised by
                                                                                           Threadneedle International Limited)
                         ------------------------------------------------------------------------------------------------------
                         CTIVP/SM/ -- Loomis Sayles         The fund seeks long-term       Columbia Management Investment
                         Growth Fund -- Class 1             growth of capital.             Advisers, LLC (subadvised by
                                                                                           Loomis, Sayles & Company, L.P.)
                         ------------------------------------------------------------------------------------------------------
EATON VANCE              VT Floating-Rate Income Fund       To provide a high level of     Eaton Vance Management
VARIABLE TRUST                                              current income.
                         ------------------------------------------------------------------------------------------------------
FEDERATED HERMES         Federated Hermes High Income       Seeks high current income.     Federated Investment Management
INSURANCE SERIES         Bond Fund II -- Service Shares                                    Company
(FORMERLY, FEDERATED     (formerly, Federated High Income
INSURANCE SERIES)        Bond Fund II -- Service Shares)
                         ------------------------------------------------------------------------------------------------------
                         Federated Hermes Kaufmann          Seeks capital appreciation.    Federated Equity Management
                         Fund II -- Service Shares                                         Company of Pennsylvania
                         (formerly, Federated Kaufmann                                     (subadvised by Federated Global
                         Fund II --Service Shares)                                         Investment Management Corp.)
                         ------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Balanced Portfolio --          Seeks income and capital       Fidelity Management & Research
INSURANCE PRODUCTS FUND  Service Class 2                    growth consistent with         Company (FMR) (subadvised by
                                                            reasonable risk.               Fidelity Investments Money
                                                                                           Management, Inc. (FIMM), FMR
                                                                                           Co., Inc. (FMRC), Fidelity Research
                                                                                           & Analysis Company (FRAC),
                                                                                           Fidelity Management & Research
                                                                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                           International Investment Advisors
                                                                                           (FIIA), Fidelity International
                                                                                           Investment Advisors (U.K.) Limited
                                                                                           (FIIA(U.K.)L), and Fidelity
                                                                                           Investments Japan Limited (FIJ))
                         ------------------------------------------------------------------------------------------------------
                         VIP Contrafund(R) Portfolio --     Seeks long-term capital        FMR (subadvised by FMRC, FRAC,
                         Service Class 2                    appreciation.                  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                         ------------------------------------------------------------------------------------------------------

                                                                                             Adviser (and Sub-Adviser(s),
                        Subaccount                              Investment Objective                as applicable)
                        -----------------------------------------------------------------------------------------------------
                        VIP Dynamic Capital                 Seeks capital appreciation.    FMR (subadvised by FMRC, FRAC,
                        Appreciation Portfolio --                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                        Service Class 2                                                    FIJ)
                        -----------------------------------------------------------------------------------------------------
                        VIP Equity-Income Portfolio --      Seeks reasonable income. The   FMR (subadvised by FMRC, FRAC,
                        Service Class 2                     fund will also consider the    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                            potential for capital          FIJ)
                                                            appreciation. The fund's goal
                                                            is to achieve a yield which
                                                            exceeds the composite yield
                                                            on the securities comprising
                                                            the S&P 500(R) Index.
                        -----------------------------------------------------------------------------------------------------
                        VIP Growth Portfolio --             Seeks to achieve capital       FMR (subadvised by FMRC, FRAC,
                        Service Class 2                     appreciation.                  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                        -----------------------------------------------------------------------------------------------------
                        VIP Growth & Income                 Seeks high total return        FMR (subadvised by FMRC, FRAC,
                        Portfolio -- Service Class 2        through a combination of       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                            current income and capital     FIJ)
                                                            appreciation.
                        -----------------------------------------------------------------------------------------------------
                        VIP Growth Opportunities            The fund seeks to provide      FMR (subadvised by FMRC, FMR
                        Portfolio -- Service Class 2        capital growth.                U.K., Fidelity Management &
                                                                                           Research (Hong Kong) Limited
                                                                                           (FMR H.K.), and Fidelity
                                                                                           Management & Research (Japan)
                                                                                           Inc. (FMR Japan)
                        -----------------------------------------------------------------------------------------------------
                        VIP Investment Grade Bond           Seeks as high a level of       FMR (subadvised by FIMM, FRAC,
                        Portfolio -- Service Class 2        current income as is           FIIA and FIIA(U.K.)L)
                                                            consistent with the
                                                            preservation of capital.
                        -----------------------------------------------------------------------------------------------------
                        VIP Mid Cap Portfolio --            Seeks long-term growth of      FMR (subadvised by FMRC, FRAC,
                        Service Class 2                     capital.                       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                        -----------------------------------------------------------------------------------------------------
                        VIP Value Strategies Portfolio --   Seeks capital appreciation.    FMR (subadvised by FMRC, FRAC,
                        Service Class 2                                                    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                        -----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON      Franklin Mutual Shares VIP          Seeks capital appreciation,    Franklin Mutual Advisers, LLC
VARIABLE INSURANCE      Fund -- Class 2 Shares              with income as a secondary
PRODUCTS TRUST                                              goal. The fund normally
                                                            invests primarily in U.S. and
                                                            foreign equity securities
                                                            that the manager believes are
                                                            undervalued.
                        -----------------------------------------------------------------------------------------------------
                        Templeton Growth VIP Fund --        Seeks long-term capital        Templeton Global Advisors Limited
                        Class 2 Shares                      growth. Under normal market
                                                            conditions, the fund invests
                                                            primarily in equity
                                                            securities of companies
                                                            located anywhere in the
                                                            world, including developing
                                                            markets.
                        -----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Government            Maximize current income to     Goldman Sachs Asset Management,
INSURANCE TRUST         Money Market Fund --                the extent consistent with     L.P.
                        Service Shares/1/                   the preservation of capital
                                                            and the maintenance of
                                                            liquidity by investing
                                                            exclusively in high quality
                                                            money market instruments.
                        -----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES      Janus Henderson Balanced            Seeks long-term capital        Janus Capital Management LLC
                        Portfolio -- Service Shares         growth, consistent with
                                                            preservation of capital and
                                                            balanced by current income.
                        -----------------------------------------------------------------------------------------------------
                        Janus Henderson Forty Portfolio --  A non-diversified              Janus Capital Management LLC
                        Service Shares                      portfolio/2/ that seeks
                                                            long-term growth of capital.
                        -----------------------------------------------------------------------------------------------------


                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative./ /

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                Adviser (and Sub-Adviser(s),
                           Subaccount                             Investment Objective                as applicable)
                           -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Total Return Series --      The fund's investment          Massachusetts Financial Services
TRUST                      Service Class Shares               objective is to seek total     Company
                                                              return.
                           -----------------------------------------------------------------------------------------------------
                           MFS(R) Utilities Series --         The fund's investment          Massachusetts Financial Services
                           Service Class Shares               objective is to seek total     Company
                                                              return.
                           -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Massachusetts Investors     The fund's investment          Massachusetts Financial Services
TRUST II                   Growth Stock Portfolio --          objective is to seek capital   Company
                           Service Class Shares               appreciation.
                           -----------------------------------------------------------------------------------------------------
PIMCO VARIABLE             All Asset Portfolio -- Advisor     Seeks maximum real return,     Pacific Investment Management
INSURANCE TRUST            Class Shares                       consistent with preservation   Company LLC/Research Affiliates,
                                                              of real capital and prudent    LLC
                                                              investment management.
                           -----------------------------------------------------------------------------------------------------
                           High Yield Portfolio --            Seeks to maximize total        Pacific Investment Management
                           Administrative Class Shares        return, consistent with        Company LLC
                                                              preservation of capital and
                                                              prudent investment management.
                           -----------------------------------------------------------------------------------------------------
                           Long-Term U.S. Government          Seeks maximum total return,    Pacific Investment Management
                           Portfolio -- Administrative        consistent with preservation   Company LLC
                           Class Shares                       of capital and prudent
                                                              investment management.
                           -----------------------------------------------------------------------------------------------------
                           Low Duration Portfolio --          Seeks maximum total return,    Pacific Investment Management
                           Administrative Class Shares        consistent with preservation   Company LLC
                                                              of capital and prudent
                                                              investment management.
                           -----------------------------------------------------------------------------------------------------
                           Total Return Portfolio --          Seeks maximum total return,    Pacific Investment Management
                           Administrative Class Shares        consistent with preservation   Company LLC
                                                              of capital and prudent
                                                              investment management.
                           -----------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES      Jennison Portfolio --              Seeks long-term growth of      Prudential Investments LLC
FUND                       Class II Shares                    capital.                       (subadvised by Jennison Associates
                                                                                             LLC)
                           -----------------------------------------------------------------------------------------------------
                           Jennison 20/20 Focus Portfolio --  Seeks long-term growth of      Prudential Investments LLC
                           Class II Shares                    capital.                       (subadvised by Jennison Associates
                                                                                             LLC)
                           -----------------------------------------------------------------------------------------------------
                           Natural Resources Portfolio --     Seeks long-term growth of      Prudential Investments LLC
                           Class II Shares                    capital.                       (subadvised by Allianz Global
                                                                                             Investors U.S. LLC)
                           -----------------------------------------------------------------------------------------------------
STATE STREET VARIABLE      Real Estate Securities V.I.S.      Seeks maximum total return     SSGA Funds Management, Inc.
INSURANCE SERIES FUNDS,    Fund -- Class 1 Shares             through current income and     (subadvised by CenterSquare
INC.                                                          capital appreciation.          Investment Management LLC)
                           -----------------------------------------------------------------------------------------------------
                           Small-Cap Equity V.I.S. Fund --    Seeks long-term growth of      SSGA Funds Management, Inc.
                           Class 1 Shares                     capital.                       (subadvised by Palisade Capital
                                                                                             Management L.L.C., Champlain
                                                                                             Investment Partners, LLC,
                                                                                             GlobeFlex Capital, LP, Kennedy
                                                                                             Capital Management, Inc. and
                                                                                             SouthernSun Asset Management,
                                                                                             Inc.)
                           -----------------------------------------------------------------------------------------------------
                           Total Return V.I.S. Fund/1/        Seeks the highest total        SSGA Funds Management, Inc.
                                                              return, composed of current
                                                              income and capital
                                                              appreciation, as is
                                                              consistent with prudent
                                                              investment risk.
                           -----------------------------------------------------------------------------------------------------
                           U.S. Equity V.I.S. Fund --         Seeks long-term growth of      SSGA Funds Management, Inc.
                           Class 1 Shares                     capital.
                           -----------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE       Wells Fargo VT Omega Growth        The fund seeks long-term       Wells Fargo Funds Management,
TRUST                      Fund -- Class 2                    capital appreciation.          LLC (subadvised by Wells Capital
                                                                                             Management Incorporated)
                           -----------------------------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                         Adviser (and Sub-Adviser(s),
                     Subaccount                              Investment Objective               as applicable)
                     ---------------------------------------------------------------------------------------------------
BNY MELLON           BNY Mellon Sustainable U.S.         The fund seeks long-term       BNY Mellon Investment Advisers,
(FORMERLY, DREYFUS)  Equity Portfolio, Inc. -- Initial   capital appreciation.          Inc. (subadvised by Newton
                     Shares (formerly, The Dreyfus                                      Investment Management (North
                     Sustainable U.S. Equity Portfolio,                                 America) Limited)
                     Inc. -- Initial Shares)
                     ---------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES   Janus Henderson Enterprise          Seeks long-term growth of      Janus Capital Management LLC
                     Portfolio -- Service Shares         capital.
                     ---------------------------------------------------------------------------------------------------
                     Janus Henderson Global Research     Seeks long-term growth of      Janus Capital Management LLC
                     Portfolio -- Service Shares         capital.
                     ---------------------------------------------------------------------------------------------------
                     Janus Henderson Global              Seeks long-term growth of      Janus Capital Management LLC
                     Technology and Innovation           capital.
                     Portfolio -- Service Shares
                     (formerly, Janus Henderson
                     Global Technology Portfolio --
                     Service Shares)
                     ---------------------------------------------------------------------------------------------------
                     Janus Henderson Research            Seeks long-term growth of      Janus Capital Management LLC
                     Portfolio -- Service Shares         capital.
                     ---------------------------------------------------------------------------------------------------
PIMCO VARIABLE       Foreign Bond Portfolio (U.S.        Seeks maximum total return,    Pacific Investment Management
INSURANCE TRUST      Dollar Hedged) --                   consistent with preservation   Company LLC
                     Administrative Class Shares         of capital and prudent
                                                         investment management.
                     ---------------------------------------------------------------------------------------------------

The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                Adviser (and Sub-Adviser(s),
                    Subaccount                       Investment Objective             as applicable)
                    -----------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Overseas     Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Service Shares  capital.
                    -----------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                               Adviser (and Sub-Adviser(s),
                           Subaccount                            Investment Objective                 as applicable)
                           -----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE       VIP Asset ManagerSM Portfolio --  Seeks to obtain high total     Fidelity Management & Research
INSURANCE PRODUCTS FUND    Service Class 2                   return with reduced risk over  Company (FMR) (subadvised by
                                                             the long term by allocating    Fidelity Investments Money
                                                             its assets among stocks,       Management, Inc. (FIMM), FMR
                                                             bonds and short-term           Co., Inc. (FMRC), Fidelity Research
                                                             instruments.                   & Analysis Company (FRAC),
                                                                                            Fidelity Management & Research
                                                                                            (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                            International Investment Advisors
                                                                                            (FIIA), Fidelity International
                                                                                            Investment Advisors (U.K.) Limited
                                                                                            (FIIA(U.K.)L), and Fidelity
                                                                                            Investments Japan Limited (FIJ))
                           -----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE     Goldman Sachs Mid Cap Value       Seeks long-term capital        Goldman Sachs Asset Management,
INSURANCE TRUST            Fund -- Institutional Shares      appreciation.                  L.P.
                           -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) New Discovery Series --    The fund's investment          Massachusetts Financial Services
TRUST                      Service Class Shares              objective is to seek capital   Company
                                                             appreciation.
                           -----------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                             Adviser (and Sub-Adviser(s),
                         Subaccount Investing In              Investment Objective                 as applicable)
                         -----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise  To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares
INSURANCE FUNDS)
                         -----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Dividend    The fund seeks dividend        Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST    Strategy Portfolio -- Class II   income, growth of dividend     LLC (subadvised by ClearBridge
                                                          income and long-term capital   Investments, LLC; Western Asset
                                                          appreciation.                  Management Company manages the
                                                                                         portion of the fund's cash and short
                                                                                         term investments allocated to it)
                         -----------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:

                                                                                              Adviser (and Sub-Adviser(s),
                         Subaccount Investing In               Investment Objective                 as applicable)
                         ------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco Oppenheimer V.I.          The Fund seeks capital         Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Discovery Mid Cap Growth          appreciation.
INSURANCE FUNDS)         Fund -- Series II Shares
                         (formerly, Oppenheimer Discovery
                         Mid Cap Growth Fund/VA --
                         Service Shares)
                         ------------------------------------------------------------------------------------------------------
                         Invesco V.I. Value Opportunities  Long-term growth of capital.   Invesco Advisers, Inc.
                         Fund -- Series II shares
                         ------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Large Cap Focus         Seeks long-term capital        BlackRock Advisors, LLC
SERIES FUNDS, INC.       Growth V.I. Fund -- Class III     growth.
                         Shares
                         ------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Aggressive   Seeks capital appreciation.    Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST    Growth Portfolio -- Class II                                     LLC (subadvised by ClearBridge
                                                                                          Investments, LLC; Western Asset
                                                                                          Management Company manages the
                                                                                          portion of the fund's cash and short
                                                                                          term investments allocated to it)
                         ------------------------------------------------------------------------------------------------------
                         ClearBridge Variable Large Cap    Seeks long-term growth of      Legg Mason Partners Fund Advisor,
                         Value Portfolio -- Class I        capital. Current income is a   LLC (subadvised by ClearBridge
                                                           secondary objective.           Investments, LLC; Western Asset
                                                                                          Management Company manages the
                                                                                          portion of the fund's cash and short
                                                                                          term investments allocated to it)
                         ------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE          MFS(R) Investors Trust Series --  The fund's investment          Massachusetts Financial Services
INSURANCE TRUST          Service Class Shares              objective is to seek capital   Company
                                                           appreciation.
                         ------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST     NASDAQ -- 100(R) Fund/1/          Seeks to provide investment    Security Global Investors, LLC
                                                           results that correspond to a   known as Guggenheim Investments
                                                           benchmark for
                                                           over-the-counter securities.
                                                           The portfolio's current
                                                           benchmark is the NASDAQ 100
                                                           Index(TM).
                         ------------------------------------------------------------------------------------------------------
STATE STREET VARIABLE    Income V.I.S. Fund --             Seeks maximum income           SSGA Funds Management, Inc.
INSURANCE SERIES FUNDS,  Class 1 Shares                    consistent with prudent
INC.                                                       investment management and the
                                                           preservation of capital.
                         ------------------------------------------------------------------------------------------------------
                         Premier Growth Equity V.I.S.      Seeks long-term growth of      SSGA Funds Management, Inc.
                         Fund -- Class 1 Shares            capital and future income
                                                           rather than current income.
                         ------------------------------------------------------------------------------------------------------
                         S&P 500(R) Index V.I.S. Fund --   Seeks growth of capital and    SSGA Funds Management, Inc.
                         Class 1 Shares/2/                 accumulation of income that
                                                           corresponds to the investment
                                                           return of the S&P 500(R)
                                                           Index.
                         ------------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Global Advisors. The S&P 500(R) Index V.I.S Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                             Subaccount                                               Adviser (and Sub-Adviser(s),
                             Investing In                Investment Objective               as applicable)
                             --------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE  Franklin Allocation  Seeks capital appreciation, with     Franklin Advisers, Inc.
INSURANCE PRODUCTS TRUST     VIP Fund -- Class 2  income as a secondary goal.
                             Shares
                             --------------------------------------------------------------------------------------
                             Franklin Income VIP  Seeks to maximize income while       Franklin Advisers, Inc.
                             Fund --              maintaining prospects for capital
                             Class 2 Shares       appreciation. Under normal
                                                  market conditions, the fund
                                                  invests in a diversified portfolio
                                                  of debt and equity securities.
                             --------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract in the judgment of our management. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2019 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  Natural Resources Portfolio -- Class II.

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund -- Class 3 Shares

Wells Fargo Variable Trust:
  Wells Fargo VT Omega Growth Fund -- Class 2

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2019 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

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



In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Series Trust II, Eaton Vance Variable Trust, Federated Hermes Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, PIMCO Variable Insurance Trust, The Prudential Series Fund, State Street Variable Insurance Series Funds, Inc. and Wells Fargo Variable Trust. See the "Fee Tables --Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Riders or Payment Optimizer Plus, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial premium payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent premium payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or premium payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

AssetMark's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. AssetMark considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, AssetMark may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, AssetMark's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by receiving the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

AssetMark will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, AssetMark may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent premium payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent premium payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent premium payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent premium payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self- directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders.

If you purchase Payment Optimizer Plus, or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent premium payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent premium payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not purchased Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and premium payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future premium payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each premium payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc. or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 24, 2020, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                  Build Your Own
                              Asset Allocation Model
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 24, 2020

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares             1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II
                              Shares                                                          4%      9%     13%     17%
                              ---------------------------------------------------------------------------------------------
                              Invesco V.I. Core Equity Fund -- Series I shares                4%      9%     13%     17%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2               2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
                              Series II Shares                                                1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Invesco Oppenheimer V.I. Global Fund -- Series II Shares        1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares      1%      2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                     8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   20%     15%     10%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II      10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------

                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      5%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       5%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             5%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         5%
--------------------------------------------------------------------
Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II
Shares                                                         22%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               22%
--------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2               8%
--------------------------------------------------------------------
Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
Series II Shares                                                3%
--------------------------------------------------------------------
Invesco Oppenheimer V.I. Global Fund -- Series II Shares        3%
--------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares      7%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          7%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 24, 2020

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      4%      9%     14%     18%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Growth Opportunities Portfolio -- Service
                              Class 2                                                         3%      7%     10%     13%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Federated Hermes Kaufmann Fund II -- Service Shares             1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
                              Series II Shares                                                1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth              AB Small Cap Growth Portfolio -- Class B                        1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Fidelity VIP Equity-Income Portfolio -- Service Class 2         4%      9%     14%     18%
                              ---------------------------------------------------------------------------------------------
                              Invesco Oppenheimer V.I. Global Fund -- Series II Shares        3%      7%     10%     13%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                    12%      9%      6%      3%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   16%     12%      8%      4%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                   20%     15%     10%      5%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II       4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------

                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1     23%
--------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -- Service
Class 2                                                        17%
--------------------------------------------------------------------
Federated Hermes Kaufmann Fund II -- Service Shares             4%
--------------------------------------------------------------------
Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
Series II Shares                                                3%
--------------------------------------------------------------------
AB Small Cap Growth Portfolio -- Class B                        3%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2        23%
--------------------------------------------------------------------
Invesco Oppenheimer V.I. Global Fund -- Series II Shares       17%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     3%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          4%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    AB Global Thematic Growth Portfolio --   Fidelity VIP Investment Grade Bond
 -- Class B                               Class B                                  Portfolio -- Service Class 2
AB Growth and Income Portfolio --        AB International Value Portfolio --      PIMCO VIT Long-Term U.S. Government
 Class B                                  Class B                                  Portfolio -- Administrative
BlackRock Basic Value V.I. Fund --       AB Small Cap Growth Portfolio -- Class B  Class Shares
 Class III Shares                        American Century VP Inflation            PIMCO VIT Low Duration Portfolio --
BlackRock Global Allocation V.I. Fund     Protection Fund -- Class II              Administrative Class Shares
 -- Class III Shares                     BlackRock Advantage U.S. Total Market    PIMCO VIT Total Return Portfolio --
Columbia CTIVP/SM/ -- Loomis Sayles       V.I. Fund -- Class III Shares            Administrative Class Shares
 Growth Fund -- Class 1                  Columbia Variable Portfolio -- Overseas
Fidelity VIP Balanced Portfolio --        Core Fund -- Class 2
 Service Class 2                         Eaton Vance VT Floating-Rate Income Fund
Fidelity VIP Contrafund(R) Portfolio --  Federated Hermes High Income Bond Fund
 Service Class 2                          II -- Service Shares
Fidelity VIP Equity-Income Portfolio --  Federated Hermes Kaufmann Fund II --
 Service Class 2                          Service Shares
Fidelity VIP Growth & Income Portfolio   Fidelity VIP Dynamic Capital
 -- Service Class 2                       Appreciation Portfolio -- Service
Franklin Templeton VIP Franklin Mutual    Class 2
 Shares VIP Fund -- Class 2 Shares       Fidelity VIP Growth Portfolio --
Franklin Templeton VIP Templeton Growth   Service Class 2
 VIP Fund -- Class 2 Shares              Fidelity VIP Growth Opportunities
Invesco Oppenheimer V.I. Capital          Portfolio -- Service Class 2
 Appreciation Fund -- Series II Shares   Fidelity VIP Mid Cap Portfolio --
Invesco Oppenheimer V.I. Conservative     Service Class 2
 Balanced Fund -- Series II Shares       Fidelity VIP Value Strategies Portfolio
Invesco Oppenheimer V.I. Global Fund --   -- Service Class 2
 Series II Shares                        Invesco Oppenheimer V.I. Main Street
Invesco Oppenheimer V.I. Main Street      Small Cap Fund(R) -- Series II Shares
 Fund(R) -- Series II Shares             Janus Henderson Forty Portfolio --
Invesco V.I. American Franchise Fund --   Service Shares
 Series I shares                         MFS(R) Utilities Series -- Service
Invesco V.I. Comstock Fund -- Series II   Class Shares
 shares                                  PIMCO VIT All Asset Portfolio --
Invesco V.I. Core Equity Fund -- Series   Advisor Class Shares
 I shares                                PIMCO VIT High Yield Portfolio --
Invesco V.I. Equity and Income Fund --    Administrative Class Shares
 Series II shares                        Prudential Jennison Portfolio --
Invesco V.I. International Growth Fund    Class II Shares
 -- Series II shares                     Prudential Jennison 20/20 Focus
Janus Henderson Balanced Portfolio --     Portfolio -- Class II Shares
 Service Shares                          Prudential Natural Resources Portfolio
MFS(R) Total Return Series -- Service     -- Class II Shares
 Class Shares                            State Street Real Estate Securities
State Street Total Return V.I.S. Fund     V.I.S. Fund -- Class 1 Shares
 -- Class 3 Shares                       State Street Small-Cap Equity V.I.S.
State Street U.S. Equity V.I.S. Fund --   Fund -- Class 1 Shares
 Class 1 Shares                          Wells Fargo VT Omega Growth Fund --
                                          Class 2

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available for contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus for as long as the rider is in effect.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account (if available) will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sales of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial and total surrenders of each premium payment taken within the first eight years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time (and, if Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time). The surrender charge is as follows:

Number of Completed  Surrender Charge
  Years Since We    as a Percentage of
   Received the     the Premium Payment
  Premium Payment       Surrendered
---------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
         7                  2%
     8 or more              0%
---------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . of amounts of Contract Value representing gain (as defined below) or Bonus Credits;

  .  of free withdrawal amounts (as defined below);

  . on total or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender any gain in your contract (including any Bonus Credits) free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders previously taken, including surrender charges;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.) The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus. In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of Payment Optimizer Plus. We may also waive surrender charges for certain withdrawals made pursuant to Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. See the "Optional Payment Plans," "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this rider at the time of application. This charge is deducted daily from the Separate Account currently at an annual rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states and markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charge for Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------


Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Because this contract is no longer offered and sold, Lifetime Income Plus Solution and the Principal Protection Death Benefit are no longer available to purchase under the contract.

Charge for Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract          0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract                    0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
--------------------------------------------------------------------------

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Because this contract is no longer offered and sold, Lifetime Income Plus 2008 and the Principal Protection Death Benefit are no longer available to purchase under the contract.

Charge for Lifetime Income Plus 2007

The charge for Lifetime Income Plus 2007 for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus 2007 for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.75% of the daily net assets in the Separate Account for single Annuitant contracts and 0.85% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account. As disclosed above, if you reset your benefit on or after July 15, 2019, the charge for the rider is 1.25% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Charge for Lifetime Income Plus

We charge you for expenses related to Lifetime Income Plus, if you elect this rider at the time of application. The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account for single Annuitant contracts and 0.75% of the daily net assets in the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account. As disclosed above, if you reset your benefit on or after July 15, 2019, the charge for the rider is 1.25% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Charge for Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint

Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchase Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008

Charges for the Death Benefit Rider Options

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve the applicable contract modifications, the following provisions apply:

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is an annual rate of 0.30% of your Contract Value at the time of the deduction.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in your Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is an annual rate of 0.70% of your Contract Value at the time of the deduction.

For contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, the following provision applies:

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Optional Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum Death Benefit among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the Optional Guaranteed Minimum Death Benefit, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

Charge for the Optional Enhanced Death Benefit

We charge you for expenses related to the Optional Enhanced Death Benefit. At the beginning of each contract year after the first contract year, we deduct a charge against the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

At surrender, the charge is made against the average of:

   (1) the Contract Value at the beginning of the current contract year; and

   (2) the Contract Value at surrender.

The charge at surrender will be a pro rata portion of the annual charge.

We currently charge an annual rate of 0.20% of your average Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average Contract Value. The rate that applies to your contract will be fixed at issue. We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If there are not sufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

The following provisions apply to all contracts:

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

This contract is no longer available for new sales, although additional premium payments may be made in accordance with the terms of the contract and as described in the "Premium Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider purchasing the contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. A joint owner may not be named for a Qualified Contract. That means that each may exercise any ownership rights on behalf of the other, except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition, partial surrenders and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the partial surrender and/or transfer was made. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007 at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. You may not however, change the Optional Payment Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Premium Payments

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates.

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Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified Contracts.

We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers. If you have one or more guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Subaccounts, you may no longer be able to fund your guaranteed benefit(s). This means that if you have already funded your guaranteed benefit(s) by allocating amounts according to the prescribed Investment Strategy for the rider(s), you may no longer be able to increase your Contract Value and the benefit base(s) associated with your guaranteed benefit(s) through contributions and transfers. (For more information about the potential impact of limitations on your ability to make subsequent premium payments, see "Important Note" under "Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Payment Optimizer Plus.")

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Premium Payments

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments in the Subaccounts plus the Guarantee Account at any one time. The Guarantee Account may not be available in all states or in all markets. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

If you have elected Guaranteed Income Advantage, you may not allocate premium payments directly to the GIS Subaccount(s); allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. If you have elected the Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, you must allocate all premium payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your premium payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Optimizer Plus," provisions of the prospectus.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.

Bonus Credits

The Bonus Credit is an amount we add to each premium payment we receive.

For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract

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modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age. We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the contract. In addition, please note that any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit, Principal Protection Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008; the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit if you elected Lifetime Income Plus Solution; or the benefit base if you elected the Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the Bonus Credit or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. The Bonus Credit is referred to as an "enhanced premium amount" in your contract.

Valuation of Accumulation Units

Partial surrenders, surrenders and payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Maturity Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account (if available) on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent transfers to that segment corresponding to that GIS Subaccount. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on

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multiple transfer requests made at different times during the same Valuation
Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all states or in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all states or in all markets. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service, and transfer requests sent by the Internet, same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

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   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not necessarily limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system,

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whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights

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under the contract, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman

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Sachs Variable Insurance Trust -- Government Money Market Fund and/or the
Guarantee Account (if available) to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application; or

   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all states or in all markets. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Dollar Cost Averaging is not available if you have elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund to an Asset Allocation Model or, if you

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have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or
Payment Optimizer Plus, from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual, or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

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Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

Surrenders and Partial Surrenders

We will allow you to surrender your contract or to partially surrender a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro rata basis in proportion to your assets allocated to the Separate Account. If you elect the Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and take a partial surrender, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial surrender, unless you instruct us otherwise. If, after a partial surrender and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, partial surrenders will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable

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surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial surrenders (including partial withdrawals taken pursuant to the terms of Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution) will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected

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at the time of application) and/or interest rate guarantee periods from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) of Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and partial surrenders under a Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See the "Death of Owner and/or Annuitant" provision of this prospectus. Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

If you elect Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, surrenders and partial surrenders under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Riders" provision below.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit for Life Riders

We designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Maturity Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in separate sections below.

Because this contract is no longer offered and sold, none of the Guaranteed Minimum Withdrawal Benefit Rider Options are available to purchase under the contract.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside

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potential, provided you meet certain conditions. First, you must allocate all premium payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Because this contract is no longer offered and sold, Lifetime Income Plus Solution and the Principal Protection Death Benefit are no longer available to purchase under the contract.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance

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Trust -- Government Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent premium payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares (formerly, Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares);

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial premium payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a premium payment, withdrawal, or reset as described below.

Premium Payments. Any premium payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value"

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provision below. Please note that Bonus Credits are not considered "premium payments" for purposes of the contract and this rider. Therefore any applicable Bonus Credits will not be included as a premium payment when calculating the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit. You will have to reset your Maximum Anniversary Value to capture the Bonus Credit or any related earnings, since the Bonus Credit and any related earnings will be reflected in the Contract Value. You must allocate all premium payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent premium payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your premium payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of premium payments made in the first contract year; and

   (b) is premium payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial premium payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any premium payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial premium payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up Value or Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Maturity Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent premium payments received. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional premium payments. Before making premium payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make subsequent premium payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Maximum Anniversary Value and Roll-Up Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial premium payment. Premium payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
                                 Single or Joint Annuitant Contract         1.25% of benefit base
---------------------------------------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
 Age 45-70
                                 Single or Joint Annuitant Contract         1.25% of benefit base plus
                                                                            0.20% of value of Principal
                                                                            Protection Death Benefit
---------------------------------------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
 Age 71-85
                                 Single or Joint Annuitant Contract         1.25% of benefit base plus
                                                                            0.50% of value of Principal
                                                                            Protection Death Benefit
---------------------------------------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
          Single or Joint Annuitant Contract       0.95% of benefit base
-----------------------------------------------------------------------------


Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70
     Single or Joint Annuitant Contract  0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85
     Single or Joint Annuitant Contract  0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
     Single or Joint Annuitant Contract  1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70
     Single or Joint Annuitant Contract  1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85
     Single or Joint Annuitant Contract  1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Maturity Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $105,000        $     0       $101,613      $100,000    $100,000    $106,000      $106,000     $101,613
    56           101,613              0         98,217       100,000     101,613     112,360       112,360      100,000
    57            98,217              0         94,806       100,000     101,613     119,102       119,102      100,000
    58            94,806              0         91,378       100,000     101,613     126,248       126,248      100,000
    59            91,378              0         87,925       100,000     101,613     133,823       133,823      100,000
    60            87,925              0         84,445       100,000     101,613     141,852       141,852      100,000
    61            84,445              0         80,930       100,000     101,613     150,363       150,363      100,000
    62            80,930              0         77,377       100,000     101,613     159,385       159,385      100,000
    63            77,377              0         73,778       100,000     101,613     168,948       168,948      100,000
    64            73,778              0         70,128       100,000     101,613     179,085       179,085      100,000
    65            70,128         11,000         55,389       200,000     101,613     189,830       200,000       83,431
    66            55,389         11,000         40,800       200,000     101,613     189,830       200,000       65,714
    67            40,800         11,000         26,503       200,000     101,613     189,830       200,000       46,440
    68            26,503         11,000         12,492       200,000     101,613     189,830       200,000       24,695
    69            12,492         11,000              0       200,000     101,613     189,830       200,000            0
    70                 0         11,000              0       200,000     101,613     189,830       200,000            0
    71                 0         11,000              0       200,000     101,613     189,830       200,000            0
    72                 0         11,000              0       200,000     101,613     189,830       200,000            0
    73                 0         11,000              0       200,000     101,613     189,830       200,000            0
    74                 0         11,000              0       200,000     101,613     189,830       200,000            0
    75                 0         11,000              0       200,000     101,613     189,830       200,000            0
    76                 0         11,000              0       200,000     101,613     189,830       200,000            0
    77                 0         11,000              0       200,000     101,613     189,830       200,000            0
    78                 0         11,000              0       200,000     101,613     189,830       200,000            0
    79                 0         11,000              0       200,000     101,613     189,830       200,000            0
    80                 0         11,000              0       200,000     101,613     189,830       200,000            0
    81                 0         11,000              0       200,000     101,613     189,830       200,000            0
    82                 0         11,000              0       200,000     101,613     189,830       200,000            0
    83                 0         11,000              0       200,000     101,613     189,830       200,000            0
    84                 0         11,000              0       200,000     101,613     189,830       200,000            0
    85                 0         11,000              0       200,000     101,613     189,830       200,000            0
    86                 0         11,000              0       200,000     101,613     189,830       200,000            0
    87                 0         11,000              0       200,000     101,613     189,830       200,000            0
    88                 0         11,000              0       200,000     101,613     189,830       200,000            0
    89                 0         11,000              0       200,000     101,613     189,830       200,000            0
    90                 0         11,000              0       200,000     101,613     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $105,000        $     0       $101,415      $100,000    $100,000    $106,000      $106,000     $101,415
    56           101,415              0         97,824       100,000     101,415     112,360       112,360      100,000
    57            97,824              0         94,223       100,000     101,415     119,102       119,102      100,000
    58            94,223              0         90,607       100,000     101,415     126,248       126,248      100,000
    59            90,607              0         86,972       100,000     101,415     133,823       133,823      100,000
    60            86,972              0         83,312       100,000     101,415     141,852       141,852      100,000
    61            83,312              0         79,622       100,000     101,415     150,363       150,363      100,000
    62            79,622              0         75,896       100,000     101,415     159,385       159,385      100,000
    63            75,896              0         72,128       100,000     101,415     168,948       168,948      100,000
    64            72,128              0         68,313       100,000     101,415     179,085       179,085      100,000
    65            68,313         11,000         53,412       200,000     101,415     189,830       200,000       89,000
    66            53,412         11,000         38,686       200,000     101,415     189,830       200,000       78,000
    67            38,686         11,000         24,276       200,000     101,415     189,830       200,000       67,000
    68            24,276         11,000         10,176       200,000     101,415     189,830       200,000       56,000
    69            10,176         11,000              0       200,000     101,415     189,830       200,000       45,000
    70                 0         11,000              0       200,000     101,415     189,830       200,000       34,000
    71                 0         11,000              0       200,000     101,415     189,830       200,000       23,000
    72                 0         11,000              0       200,000     101,415     189,830       200,000       12,000
    73                 0         11,000              0       200,000     101,415     189,830       200,000        1,000
    74                 0         11,000              0       200,000     101,415     189,830       200,000            0
    75                 0         11,000              0       200,000     101,415     189,830       200,000            0
    76                 0         11,000              0       200,000     101,415     189,830       200,000            0
    77                 0         11,000              0       200,000     101,415     189,830       200,000            0
    78                 0         11,000              0       200,000     101,415     189,830       200,000            0
    79                 0         11,000              0       200,000     101,415     189,830       200,000            0
    80                 0         11,000              0       200,000     101,415     189,830       200,000            0
    81                 0         11,000              0       200,000     101,415     189,830       200,000            0
    82                 0         11,000              0       200,000     101,415     189,830       200,000            0
    83                 0         11,000              0       200,000     101,415     189,830       200,000            0
    84                 0         11,000              0       200,000     101,415     189,830       200,000            0
    85                 0         11,000              0       200,000     101,415     189,830       200,000            0
    86                 0         11,000              0       200,000     101,415     189,830       200,000            0
    87                 0         11,000              0       200,000     101,415     189,830       200,000            0
    88                 0         11,000              0       200,000     101,415     189,830       200,000            0
    89                 0         11,000              0       200,000     101,415     189,830       200,000            0
    90                 0         11,000              0       200,000     101,415     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    52          $105,000        $     0       $112,066      $100,000    $100,000    $106,000      $106,000     $112,066
    53           112,066              0        119,536       100,000     112,066     118,790       118,790      119,536
    54           119,536              0        127,503       100,000     119,536     126,708       126,708      127,503
    55           127,503              0        136,002       100,000     127,503     135,154       135,154      136,002
    56           136,002              0        145,068       100,000     136,002     144,163       144,163      145,068
    57           145,068              0        154,738       100,000     145,068     153,772       153,772      154,738
    58           154,738              0        165,052       100,000     154,738     164,022       164,022      165,052
    59           165,052              0        176,054       100,000     165,052     174,955       174,955      176,054
    60           176,054              0        187,789       100,000     176,054     186,617       186,617      187,789
    61           187,789              0        200,306       100,000     187,789     199,056       199,056      200,306
    62           200,306              0        213,658       100,000     200,306     212,324       212,324      213,658
    63           213,658              0        227,900       100,000     213,658     226,477       226,477      227,900
    64           227,900              0        243,091       100,000     227,900     241,574       241,574      243,091
    65           243,091         14,172        245,122       200,000     243,091     257,676       257,676      245,122
    66           245,122         14,172        247,244       200,000     245,122     257,676       257,676      247,244
    67           247,244         14,172        249,535       200,000     247,244     257,676       257,676      249,535
    68           249,535         14,172        252,009       200,000     249,535     257,676       257,676      252,009
    69           252,009         14,172        254,682       200,000     252,009     257,676       257,676      254,682
    70           254,682         24,172        247,568       200,000     254,682     257,676       257,676      247,568
    71           247,568         13,622        250,565       192,235     244,794     247,672       247,672      250,565
    72           250,565         13,781        256,829       192,235     250,565     247,672       250,565      256,829
    73           256,829         14,126        263,249       192,235     256,829     247,672       256,829      263,249
    74           263,249         14,479        269,831       192,235     263,249     247,672       263,249      269,831
    75           269,831         14,841        276,576       192,235     269,831     247,672       269,831      276,576
    76           276,576         15,212        283,491       192,235     276,576     247,672       276,576      283,491
    77           283,491         15,592        290,578       192,235     283,491     247,672       283,491      290,578
    78           290,578         15,982        297,842       192,235     290,578     247,672       290,578      297,842
    79           297,842         16,381        305,289       192,235     297,842     247,672       297,842      305,289
    80           305,289         16,791        312,921       192,235     305,289     247,672       305,289      312,921
    81           312,921         17,211        320,744       192,235     312,921     247,672       312,921      320,744
    82           320,744         17,641        328,762       192,235     320,744     247,672       320,744      328,762
    83           328,762         18,082        336,981       192,235     328,762     247,672       328,762      336,981
    84           336,981         18,534        345,406       192,235     336,981     247,672       336,981      345,406
    85           345,406         18,997        354,041       192,235     345,406     247,672       345,406      354,041
    86           354,041         19,472        362,892       192,235     354,041     247,672       354,041      362,892
    87           362,892         19,959        371,964       192,235     362,892     247,672       362,892      371,964
    88           371,964         20,458        381,264       192,235     371,964     247,672       371,964      381,264
    89           381,264         20,969        390,795       192,235     381,264     247,672       381,264      390,795
    90           390,795         21,494        400,565       192,235     390,795     247,672       390,795      400,565
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $105,000        $     0       $112,066      $100,000    $100,000    $106,000      $106,000     $112,066
    73           112,066              0        119,536       100,000     112,066     118,790       118,790      119,536
    74           119,536              0        127,503       100,000     119,536     126,708       126,708      127,503
    75           127,503              0        136,002       100,000     127,503     135,154       135,154      136,002
    76           136,002              0        145,068       100,000     136,002     144,163       144,163      145,068
    77           145,068              0        154,738       100,000     145,068     153,772       153,772      154,738
    78           154,738              0        165,052       100,000     154,738     164,022       164,022      165,052
    79           165,052              0        176,054       100,000     165,052     174,955       174,955      176,054
    80           176,054              0        187,789       100,000     176,054     186,617       186,617      187,789
    81           187,789              0        200,306       100,000     187,789     199,056       199,056      200,306
    82           200,306         14,863        198,795       200,000     200,306     212,324       212,324      198,795
    83           198,795         14,863        197,104       200,000     200,306     212,324       212,324      197,104
    84           197,104         14,863        195,277       200,000     200,306     212,324       212,324      195,277
    85           195,277         14,863        193,304       200,000     200,306     212,324       212,324      193,304
    86           193,304         14,863        191,173       200,000     200,306     212,324       212,324      191,173
    87           191,173         14,863        188,872       200,000     200,306     212,324       212,324      188,872
    88           188,872         14,863        186,386       200,000     200,306     212,324       212,324      186,386
    89           186,386         14,863        183,702       200,000     200,306     212,324       212,324      183,702
    90           183,702         14,863        180,803       200,000     200,306     212,324       212,324      180,803
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $105,000        $     0       $111,551      $100,000    $100,000    $106,000      $106,000     $111,551
    73           111,551              0        118,472       100,000     111,551     118,244       118,244      118,472
    74           118,472              0        125,854       100,000     118,472     125,580       125,580      125,854
    75           125,854              0        133,728       100,000     125,854     133,405       133,405      133,728
    76           133,728              0        142,127       100,000     133,728     141,752       141,752      142,127
    77           142,127              0        151,086       100,000     142,127     150,655       150,655      151,086
    78           151,086              0        160,642       100,000     151,086     160,151       160,151      160,642
    79           160,642              0        170,835       100,000     160,642     170,281       170,281      170,835
    80           170,835              0        181,708       100,000     170,835     181,086       181,086      181,708
    81           181,708              0        193,305       100,000     181,708     192,611       192,611      193,305
    82           193,305         14,343        191,332       200,000     193,305     204,904       204,904      191,332
    83           191,332         14,343        189,218       200,000     193,305     204,904       204,904      189,218
    84           189,218         14,343        187,008       200,000     193,305     204,904       204,904      187,008
    85           187,008         14,343        184,695       200,000     193,305     204,904       204,904      184,695
    86           184,695         14,343        182,271       200,000     193,305     204,904       204,904      182,271
    87           182,271         14,343        179,727       200,000     193,305     204,904       204,904      179,727
    88           179,727         14,343        177,054       200,000     193,305     204,904       204,904      177,054
    89           177,054         14,343        174,238       200,000     193,305     204,904       204,904      174,238
    90           174,238         14,343        171,197       200,000     193,305     204,904       204,904      171,197
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Because this contract is no longer offered and sold, Lifetime Income Plus 2008 and the Principal Protection Death Benefit are no longer available to purchase under the contract.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent premium payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares (formerly, Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares);

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D.

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial premium payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any premium payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Premium Payments. Any premium payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base, Principal Protection Death Benefit or Roll Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base. You must allocate all assets to the prescribed Investment Strategy.

Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent premium payments received. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional premium payments. Before making premium payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that:
(i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider.

Effective on and after December 3, 2012, the charge for Lifetime Income Plus 2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base, Contract Value on the prior contract anniversary and the Roll-Up Value. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus 2008 without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus 2008 with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Maturity Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional premium payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial premium payment. Premium payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
--------------------------------------------------------------------------

   Single Annuitant Contract           0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Maturity Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime

Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $105,000             --       $101,575      $100,000    $106,000      $106,000     $101,575
    54           101,575             --         98,139       101,575     112,360       112,360      100,000
    55            98,139             --         94,687       101,575     119,102       119,102      100,000
    56            94,687             --         91,216       101,575     126,248       126,248      100,000
    57            91,216             --         87,719       101,575     133,823       133,823      100,000
    58            87,719             --         84,191       101,575     141,852       141,852      100,000
    59            84,191             --         80,628       101,575     150,363       150,363      100,000
    60            80,628             --         77,023       101,575     159,385       159,385      100,000
    61            77,023             --         73,370       101,575     168,948       168,948      100,000
    62            73,370             --         69,664       101,575     179,085       179,085      100,000
    63            69,664             --         65,898       101,575     189,830       189,830      100,000
    64            65,898             --         62,065       101,575     201,220       201,220      100,000
    65            62,065        $11,731         46,427       101,575     213,293       213,293       79,829
    66            46,427         11,731         31,101       101,575     213,293       213,293       57,965
    67            31,101         11,731         16,081       101,575     213,293       213,293       33,516
    68            16,081         11,731          1,338       101,575     213,293       213,293        3,430
    69             1,338         11,731             --       101,575     213,293       213,293           --
    70                --         11,731             --       101,575     213,293       213,293           --
    71                --         11,731             --       101,575     213,293       213,293           --
    72                --         11,731             --       101,575     213,293       213,293           --
    73                --         11,731             --       101,575     213,293       213,293           --
    74                --         11,731             --       101,575     213,293       213,293           --
    75                --         11,731             --       101,575     213,293       213,293           --
    76                --         11,731             --       101,575     213,293       213,293           --
    77                --         11,731             --       101,575     213,293       213,293           --
    78                --         11,731             --       101,575     213,293       213,293           --
    79                --         11,731             --       101,575     213,293       213,293           --
    80                --         11,731             --       101,575     213,293       213,293           --
    81                --         11,731             --       101,575     213,293       213,293           --
    82                --         11,731             --       101,575     213,293       213,293           --
    83                --         11,731             --       101,575     213,293       213,293           --
    84                --         11,731             --       101,575     213,293       213,293           --
    85                --         11,731             --       101,575     213,293       213,293           --
    86                --         11,731             --       101,575     213,293       213,293           --
    87                --         11,731             --       101,575     213,293       213,293           --
    88                --         11,731             --       101,575     213,293       213,293           --
    89                --         11,731             --       101,575     213,293       213,293           --
    90                --         11,731             --       101,575     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $105,000             --       $101,425      $100,000    $106,000      $106,000     $101,425
    54           101,425             --         97,842       101,425     112,360       112,360      100,000
    55            97,842             --         94,246       101,425     119,102       119,102      100,000
    56            94,246             --         90,633       101,425     126,248       126,248      100,000
    57            90,633             --         86,998       101,425     133,823       133,823      100,000
    58            86,998             --         83,335       101,425     141,852       141,852      100,000
    59            83,335             --         79,639       101,425     150,363       150,363      100,000
    60            79,639             --         75,903       101,425     159,385       159,385      100,000
    61            75,903             --         72,124       101,425     168,948       168,948      100,000
    62            72,124             --         68,293       101,425     179,085       179,085      100,000
    63            68,293             --         64,404       101,425     189,830       189,830      100,000
    64            64,404             --         60,450       101,425     201,220       201,220      100,000
    65            60,450        $11,731         44,712       101,425     213,293       213,293       79,216
    66            44,712         11,731         29,306       101,425     213,293       213,293       56,571
    67            29,306         11,731         14,225       101,425     213,293       213,293       31,003
    68            14,225         11,731             --       101,425     213,293       213,293           --
    69                --         11,731             --       101,425     213,293       213,293           --
    70                --         11,731             --       101,425     213,293       213,293           --
    71                --         11,731             --       101,425     213,293       213,293           --
    72                --         11,731             --       101,425     213,293       213,293           --
    73                --         11,731             --       101,425     213,293       213,293           --
    74                --         11,731             --       101,425     213,293       213,293           --
    75                --         11,731             --       101,425     213,293       213,293           --
    76                --         11,731             --       101,425     213,293       213,293           --
    77                --         11,731             --       101,425     213,293       213,293           --
    78                --         11,731             --       101,425     213,293       213,293           --
    79                --         11,731             --       101,425     213,293       213,293           --
    80                --         11,731             --       101,425     213,293       213,293           --
    81                --         11,731             --       101,425     213,293       213,293           --
    82                --         11,731             --       101,425     213,293       213,293           --
    83                --         11,731             --       101,425     213,293       213,293           --
    84                --         11,731             --       101,425     213,293       213,293           --
    85                --         11,731             --       101,425     213,293       213,293           --
    86                --         11,731             --       101,425     213,293       213,293           --
    87                --         11,731             --       101,425     213,293       213,293           --
    88                --         11,731             --       101,425     213,293       213,293           --
    89                --         11,731             --       101,425     213,293       213,293           --
    90                --         11,731             --       101,425     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $105,000             --       $101,575      $100,000    $106,000      $106,000     $101,575
    74           101,575             --         98,139       101,575     112,360       112,360      100,000
    75            98,139             --         94,687       101,575     119,102       119,102      100,000
    76            94,687             --         91,216       101,575     126,248       126,248      100,000
    77            91,216             --         87,719       101,575     133,823       133,823      100,000
    78            87,719             --         84,191       101,575     141,852       141,852      100,000
    79            84,191             --         80,628       101,575     150,363       150,363      100,000
    80            80,628             --         77,023       101,575     159,385       159,385      100,000
    81            77,023             --         73,370       101,575     168,948       168,948      100,000
    82            73,370        $12,536         57,129       101,575     179,085       179,085       82,005
    83            57,129         12,536         41,211       101,575     179,085       179,085       62,879
    84            41,211         12,536         25,613       101,575     179,085       179,085       42,216
    85            25,613         12,536         10,326       101,575     179,085       179,085       19,068
    86            10,326         12,536             --       101,575     179,085       179,085           --
    87                --         12,536             --       101,575     179,085       179,085           --
    88                --         12,536             --       101,575     179,085       179,085           --
    89                --         12,536             --       101,575     179,085       179,085           --
    90                --         12,536             --       101,575     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $105,000             --       $101,175      $100,000    $106,000      $106,000     $101,175
    74           101,175             --         97,347       101,175     112,360       112,360      100,000
    75            97,347             --         93,511       101,175     119,102       119,102      100,000
    76            93,511             --         89,663       101,175     126,248       126,248      100,000
    77            89,663             --         85,797       101,175     133,823       133,823      100,000
    78            85,797             --         81,908       101,175     141,852       141,852      100,000
    79            81,908             --         77,990       101,175     150,363       150,363      100,000
    80            77,990             --         74,038       101,175     159,385       159,385      100,000
    81            74,038             --         70,045       101,175     168,948       168,948      100,000
    82            70,045        $12,536         53,520       101,175     179,085       179,085       81,022
    83            53,520         12,536         37,376       101,175     179,085       179,085       60,672
    84            37,376         12,536         21,604       101,175     179,085       179,085       38,394
    85            21,604         12,536          6,173       101,175     179,085       179,085       12,668
    86             6,173         12,536             --       101,175     179,085       179,085           --
    87                --         12,536             --       101,175     179,085       179,085           --
    88                --         12,536             --       101,175     179,085       179,085           --
    89                --         12,536             --       101,175     179,085       179,085           --
    90                --         12,536             --       101,175     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $105,000        $5,830        $106,245      $100,000    $106,000      $106,000     $106,245
    67           106,245         5,843         107,573       106,245     106,000       106,245      107,573
    68           107,573         5,917         108,918       107,573     106,000       107,573      108,918
    69           108,918         5,990         110,279       108,918     106,000       108,918      110,279
    70           110,279         6,065         111,658       110,279     106,000       110,279      111,658
    71           111,658         6,141         113,053       111,658     106,000       111,658      113,053
    72           113,053         6,218         114,467       113,053     106,000       113,053      114,467
    73           114,467         6,296         115,897       114,467     106,000       114,467      115,897
    74           115,897         6,374         117,346       115,897     106,000       115,897      117,346
    75           117,346         6,454         118,813       117,346     106,000       117,346      118,813
    76           118,813         6,535         120,298       118,813     106,000       118,813      120,298
    77           120,298         6,616         121,802       120,298     106,000       120,298      121,802
    78           121,802         6,699         123,324       121,802     106,000       121,802      123,324
    79           123,324         6,783         124,866       123,324     106,000       123,324      124,866
    80           124,866         6,868         126,427       124,866     106,000       124,866      126,427
    81           126,427         6,953         128,007       126,427     106,000       126,427      128,007
    82           128,007         7,040         129,607       128,007     106,000       128,007      129,607
    83           129,607         7,128         131,227       129,607     106,000       129,607      131,227
    84           131,227         7,217         132,868       131,227     106,000       131,227      132,868
    85           132,868         7,308         134,528       132,868     106,000       132,868      134,528
    86           134,528         7,399         136,210       134,528     106,000       134,528      136,210
    87           136,210         7,492         137,913       136,210     106,000       136,210      137,913
    88           137,913         7,585         139,637       137,913     106,000       137,913      139,637
    89           139,637         7,680         141,382       139,637     106,000       139,637      141,382
    90           141,382         7,776         143,149       141,382     106,000       141,382      143,149
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $105,000        $5,830        $106,093      $100,000    $106,000      $106,000     $106,093
    67           106,093         5,835         107,265       106,093     106,000       106,093      107,265
    68           107,265         5,900         108,449       107,265     106,000       107,265      108,449
    69           108,449         5,965         109,645       108,449     106,000       108,449      109,645
    70           109,645         6,030         110,854       109,645     106,000       109,645      110,854
    71           110,854         6,097         112,074       110,854     106,000       110,854      112,074
    72           112,074         6,164         113,308       112,074     106,000       112,074      113,308
    73           113,308         6,232         114,553       113,308     106,000       113,308      114,553
    74           114,553         6,300         115,811       114,553     106,000       114,553      115,811
    75           115,811         6,370         117,082       115,811     106,000       115,811      117,082
    76           117,082         6,440         118,366       117,082     106,000       117,082      118,366
    77           118,366         6,510         119,663       118,366     106,000       118,366      119,663
    78           119,663         6,581         120,972       119,663     106,000       119,663      120,972
    79           120,972         6,653         122,295       120,972     106,000       120,972      122,295
    80           122,295         6,726         123,631       122,295     106,000       122,295      123,631
    81           123,631         6,800         124,980       123,631     106,000       123,631      124,980
    82           124,980         6,874         126,343       124,980     106,000       124,980      126,343
    83           126,343         6,949         127,719       126,343     106,000       126,343      127,719
    84           127,719         7,025         129,109       127,719     106,000       127,719      129,109
    85           129,109         7,101         130,512       129,109     106,000       129,109      130,512
    86           130,512         7,178         131,930       130,512     106,000       130,512      131,930
    87           131,930         7,256         133,361       131,930     106,000       131,930      133,361
    88           133,361         7,335         134,807       133,361     106,000       133,361      134,807
    89           134,807         7,414         136,266       134,807     106,000       134,807      136,266
    90           136,266         7,495         137,740       136,266     106,000       136,266      137,740
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial premium payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any premium payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative premium payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional premium payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional premium payments will not increase the Roll-Up Value.

Premium Payments. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider

Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base.

In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent premium payment will be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the premium payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the premium payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent premium payments received. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional premium payments. Before making premium payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Maturity Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total premium payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total premium payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Effective on and after July 15, 2019, the charge for Lifetime Income Plus 2007 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single Annuitant and Joint Annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted above, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. The Withdrawal Base, however, is just one element used to calculate your Withdrawal Limit. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Withdrawal Limit, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Maturity Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional premium payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 80, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial premium payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Premium payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent premium payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the premium payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus 2007 for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus 2007 for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.75% of the daily net assets in the Separate Account for single Annuitant contracts and 0.85% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (6) the Roll-Up Value increases until age 70;

   (7) the contract earns a net return of -2%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal                  Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -    Roll-Up Value -  Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year   End of Year   End of Year
--------------------------------------------------------------------------------------------------
    63          $105,000            --        $102,900      $100,000      $105,000      $102,900
    64           102,900            --         100,842       102,900       110,000       100,842
    65           100,842            --          98,825       102,900       115,000       100,000
    66            98,825            --          96,849       102,900       120,000       100,000
    67            96,849            --          94,912       102,900       125,000       100,000
    68            94,912            --          93,013       102,900       130,000       100,000
    69            93,013            --          91,153       102,900       135,000       100,000
    70            91,153        $8,400          80,930       102,900       140,000        90,597
    71            80,930         8,400          70,912       102,900       140,000        81,001
    72            70,912         8,400          61,093       102,900       140,000        71,210
    73            61,093         8,400          51,471       102,900       140,000        61,220
    74            51,471         8,400          42,042       102,900       140,000        51,025
    75            42,042         8,400          32,801       102,900       140,000        40,622
    76            32,801         8,400          23,745       102,900       140,000        30,007
    77            23,745         8,400          14,870       102,900       140,000        19,175
    78            14,870         8,400           6,148       102,900       140,000         8,103
    79             6,148         8,400              --       102,900       140,000            --
    80                --         8,400              --       102,900       140,000            --
    81                --         8,400              --       102,900       140,000            --
    82                --         8,400              --       102,900       140,000            --
    83                --         8,400              --       102,900       140,000            --
    84                --         8,400              --       102,900       140,000            --
    85                --         8,400              --       102,900       140,000            --
    86                --         8,400              --       102,900       140,000            --
    87                --         8,400              --       102,900       140,000            --
    88                --         8,400              --       102,900       140,000            --
    89                --         8,400              --       102,900       140,000            --
    90                --         8,400              --       102,900       140,000            --
--------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (6) the Roll-Up Value increases for 5 years;

   (7) the contract earns a net return of -2%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal                  Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -    Roll-Up Value -  Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year   End of Year   End of Year
--------------------------------------------------------------------------------------------------
    78          $105,000            --        $102,900      $100,000      $105,000      $102,900
    79           102,900            --         100,842       102,900       110,000       100,842
    80           100,842            --          98,825       102,900       115,000       100,000
    81            98,825            --          96,849       102,900       120,000       100,000
    82            96,849        $8,750          86,162       102,900       125,000        90,781
    83            86,162         8,750          75,688       102,900       125,000        81,374
    84            75,688         8,750          65,425       102,900       125,000        71,774
    85            65,425         8,750          55,366       102,900       125,000        61,979
    86            55,366         8,750          45,509       102,900       125,000        51,984
    87            45,509         8,750          35,849       102,900       125,000        41,785
    88            35,849         8,750          26,382       102,900       125,000        31,378
    89            26,382         8,750          17,104       102,900       125,000        20,759
    90            17,104         8,750           7,987       102,900       125,000         9,906
--------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the Roll-Up Value increases for 1 year;

   (7) the contract earns a net return of 8%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (9) the Withdrawal Base is systematically reset annually on the contract anniversary; and

  (10) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal                  Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -    Roll-Up Value -  Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year   End of Year   End of Year
--------------------------------------------------------------------------------------------------
    66          $105,000        $ 5,775       $107,625      $100,000      $105,000      $107,625
    67           107,625          5,919        110,316       107,625       105,000       110,316
    68           110,316          6,067        113,074       110,316       105,000       113,074
    69           113,074          6,219        115,900       113,074       105,000       115,900
    70           115,900          6,375        118,798       115,900       105,000       118,798
    71           118,798          6,534        121,768       118,798       105,000       121,768
    72           121,768          6,697        124,812       121,768       105,000       124,812
    73           124,812          6,865        127,932       124,812       105,000       127,932
    74           127,932          7,036        131,131       127,932       105,000       131,131
    75           131,131          7,212        134,409       131,131       105,000       134,409
    76           134,409          7,392        137,769       134,409       105,000       137,769
    77           137,769          7,577        141,213       137,769       105,000       141,213
    78           141,213          7,767        144,744       141,213       105,000       144,744
    79           144,744          7,961        148,362       144,744       105,000       148,362
    80           148,362          8,160        152,071       148,362       105,000       152,071
    81           152,071          8,364        155,873       152,071       105,000       155,873
    82           155,873          8,573        159,770       155,873       105,000       159,770
    83           159,770          8,787        163,764       159,770       105,000       163,764
    84           163,764          9,007        167,858       163,764       105,000       167,858
    85           167,858          9,232        172,055       167,858       105,000       172,055
    86           172,055          9,463        176,356       172,055       105,000       176,356
    87           176,356          9,700        180,765       176,356       105,000       180,765
    88           180,765          9,942        185,284       180,765       105,000       185,284
    89           185,284         10,191        189,916       185,284       105,000       189,916
    90           189,916         10,445        194,664       189,916       105,000       194,664
--------------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to premium payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision.

Premium Payments. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base or the Rider Death Benefit. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base.

In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the premium payment, but the Rider Death Benefit will be increased only by 50% of the premium payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent premium payments received. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional premium payments. For example, if you make premium payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Bonus Credits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base or the Rider Death Benefit when they are applied to the contract. Before making premium payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such premium payments or Bonus Credits; (ii) any such premium payments or Bonus Credits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. If all of the Annuitants are ages 50 through 80, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

Effective on and after July 15, 2019, the charge for Lifetime Income Plus increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single Annuitant and Joint Annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to systematically reset, you will have the opportunity to opt-out of the systematic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
You may restore on a contract            You may reset on a contract anniversary
anniversary once during the life of      periodically after your Benefit Date.
this rider.
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset.
prior to the reduction in benefits.
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits.      calculated on a daily basis.
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base.                   date you reset your benefit.
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor.                                  Factor.
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
premium payments less Gross Withdrawals. premium payments less Gross Withdrawals.
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 80 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value becomes zero, your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency, to no less than annually, so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial premium payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Premium payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the premium payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account for single Annuitant contracts and 0.75% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Maturity Date. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 80, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $105,000        $5,500        $97,400       $100,000     $94,500
66        97,400         5,500         89,952        100,000      89,000
67        89,952         5,500         82,653        100,000      83,500
68        82,653         5,500         75,500        100,000      78,000
69        75,500         5,500         68,490        100,000      72,500
70        68,490         5,500         61,620        100,000      67,000
71        61,620         5,500         54,888        100,000      61,500
72        54,888         5,500         48,290        100,000      56,000
73        48,290         5,500         41,824        100,000      50,500
74        41,824         5,500         35,488        100,000      45,000
75        35,488         5,500         29,278        100,000      39,500
76        29,278         5,500         23,192        100,000      34,000
77        23,192         5,500         17,229        100,000      28,500
78        17,229         5,500         11,384        100,000      23,000
79        11,384         5,500          5,631        100,000      17,500
80         5,631         5,500              0        100,000      12,000
81             0         5,500              0        100,000       6,500
82             0         5,500              0        100,000       1,000
83             0         5,500              0        100,000           0
84             0         5,500              0        100,000           0
85             0         5,500              0        100,000           0
86             0         5,500              0        100,000           0
87             0         5,500              0        100,000           0
88             0         5,500              0        100,000           0
89             0         5,500              0        100,000           0
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (8) the owner resets the Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $105,000        $ 5,500       $107,900      $100,000     $94,500
66       107,900          5,935        110,598       107,900      88,566
67       110,598          6,083        113,362       110,598      82,483
68       113,362          6,235        116,196       113,362      76,248
69       116,196          6,391        119,101       116,196      69,857
70       119,101          6,551        122,079       119,101      63,306
71       122,079          6,714        125,131       122,079      56,592
72       125,131          6,882        128,259       125,131      49,710
73       128,259          7,054        131,466       128,259      42,656
74       131,466          7,231        134,752       131,466      35,425
75       134,752          7,411        138,121       134,752      28,014
76       138,121          7,597        141,574       138,121      20,417
77       141,574          7,787        145,114       141,574      12,630
78       145,114          7,981        148,741       145,114       4,649
79       148,741          8,181        152,460       148,741           0
80       152,460          8,385        156,271       152,460           0
81       156,271          8,595        160,178       156,271           0
82       160,178          8,810        164,183       160,178           0
83       164,183          9,030        168,287       164,183           0
84       168,287          9,256        172,494       168,287           0
85       172,494          9,487        176,807       172,494           0
86       176,807          9,724        181,227       176,807           0
87       181,227          9,967        185,758       181,227           0
88       185,758         10,217        190,401       185,758           0
89       190,401         10,472        195,162       190,401           0
--------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                      Withdrawals                     Withdrawal     Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -      Limit -        Base -     Benefit -
Age Beginning of Year End of Year   End of Year    Before Withdrawal End of Year End of Year
--------------------------------------------------------------------------------------------
65      $105,000        $7,000        $106,400          $ 5,500       $ 93,000     $93,000
66       106,400         7,000         107,912            5,852         99,400      86,000
67       107,912         7,000         109,545            5,935        100,912      79,000
68       109,545         7,000         111,309            6,025        102,545      72,000
69       111,309         7,000         113,213            6,122        104,309      65,000
70       113,213         7,000         115,270            6,227        106,213      58,000
71       115,270         7,000         117,492            6,340        108,270      51,000
72       117,492         7,000         119,891            6,462        110,492      44,000
73       119,891         7,000         122,483            6,594        112,891      37,000
74       122,483         7,000         125,281            6,737        115,483      30,000
75       125,281         7,000         128,304            6,890        118,281      23,000
76       128,304         7,000         131,568            7,057        121,304      16,000
77       131,568         7,000         135,093            7,236        124,568       9,000
78       135,093         7,000         138,901            7,430        128,093       2,000
79       138,901         7,000         143,013            7,640        131,901           0
80       143,013         7,000         147,454            7,866        136,013           0
81       147,454         7,000         152,250            8,110        140,454           0
82       152,250         7,000         157,430            8,374        145,250           0
83       157,430         7,000         163,025            8,659        150,430           0
84       163,025         7,000         169,067            8,966        156,025           0
85       169,067         7,000         175,592            9,299        162,067           0
86       175,592         7,000         182,639            9,658        168,592           0
87       182,639         7,000         190,251           10,045        175,639           0
88       190,251         7,000         198,471           10,464        183,251           0
89       198,471         7,000         207,348           10,916        191,471           0
--------------------------------------------------------------------------------------------

Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007

In order to receive the full benefit provided by Lifetime Income Plus and Lifetime Income Plus 2007, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent premium payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares (formerly, Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares);

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. --Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

DEATH OF OWNER AND/OR ANNUITANT

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provisions, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Contingent Annuitant if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Contingent Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are described below.

If any owner or joint owner who is not also an Annuitant dies prior to the Maturity Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Home Office.

Death Benefit at Death of Any Annuitant Before the Maturity Date

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of the Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and the death benefit options must be elected at the time of application. You may elect the Annual Step-Up Death Benefit Rider with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. You may not elect any of the other optional death benefit riders with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) premium payments adjusted for any partial surrenders and any applicable premium taxes; and

   (b) the Contract Value on the Valuation Day upon receipt of due proof of death and all required forms at our Home Office.

Partial surrenders (including partial surrenders taken pursuant to the terms of Lifetime Income Plus or Lifetime Income Plus 2007) will reduce the death benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A for an example of the calculation of the Basic Death Benefit.

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Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if the Annuitant is age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the Annuitant and on the Valuation Day that we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if the Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the Annuitant and on the Valuation Day that we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and
(b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where the Annuitant is age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial premium payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of premium payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus premium payments made during the current Valuation Period and adjusted for any partial surrenders and premium taxes paid during the current Valuation Period.

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Partial surrenders taken each contract year, up to 5% of premium payments, calculated at the time of the partial surrender, reduce the 5% Rollup Death Benefit by the same amount that the partial surrender, including any surrender charges any premium taxes paid, reduces the Contract Value. If partial surrenders greater than 5% of premium payments are taken in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial surrender and all future partial surrenders by the same percentage that the partial surrender, including any surrender charges and any premium taxes paid, reduces the Contract Value.

Partial surrenders may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial surrenders in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of premium payments, will reduce the death benefit amount below the value at the start of the contract year.

You may only elect the 5% Rollup Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where the Annuitant is age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if the Annuitant is age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all premium payments paid and not previously surrendered.

The Earnings Protector Death Benefit cannot exceed 70% of premium payments adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if the Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all premium payments paid and not previously surrendered.

The Earnings Protector Death Benefit cannot exceed 40% of premium payments paid as adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial surrenders are taken first from gain and then from premium payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial surrender or total surrender request;

   (b) is the total of any partial surrenders;

   (c) is the total of premium payments paid; and

   (d) is the total of any gain previously surrendered.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

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Please refer to Appendix A for an example of the calculation of the Earnings
Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premium payments paid and not previously surrendered may result in no additional amount being payable.

  . Once you purchase the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contract.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner (or the Annuitant if any owner or joint owner is a non-natural entity); or

   (2) the Annuitant;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the Payment Choices described below, or a default Payment Choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the Payment Choices below or have the default Payment Choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone or in writing upon the death of an owner, joint owner or Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional premium payments will be accepted (unless the designated beneficiary is the spouse of the

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deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Payment Choices: The designated beneficiary may elect the form in which the proceeds will be paid from the following Payment Choices (and if no election is made, the default Payment Choice described below will apply):

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan (1) or (2) as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision; or

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to Payment Choice (2).

If your contract is a Qualified Contract, not all elections will satisfy required minimum distribution rules. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. Consult a tax adviser before making an election.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

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Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

This payment choice will not satisfy required minimum distribution rules for designated beneficiaries other than "eligible designated beneficiaries" as defined in Section 401(a)(9)(H) of the Code. Consult a tax adviser before making this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Maturity Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution

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provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was also an Annuitant, the spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Should the spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

DEATH OF OWNER AND/OR ANNUITANT

The following death benefit provisions apply to contracts issued prior to May 1, 2003, or prior to the date state insurance authorities approve applicable contract modifications, unless noted otherwise.

Death Benefit at Death of Any Annuitant Before the Maturity Date

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. This death benefit may be referred to as the "Annual Estate Protector/SM/" in our marketing materials. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Guaranteed Minimum Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Guaranteed Minimum Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2003, or prior to the date state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract

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anniversary, the Basic Death Benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

For contracts issued prior to May 15, 2001, or prior to the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges and premium taxes assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

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Optional Guaranteed Minimum Death Benefit

The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

For assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued. See the "Charge for the Optional Guaranteed Minimum Death Benefit" provision of this prospectus.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Please refer to Appendix A for an example of the Optional Guaranteed Minimum Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract

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Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charge for the Optional Enhanced Death Benefit" provision of this prospectus.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time the contract is issued unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the date we receive your partial surrender request;

   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, the Optional Guaranteed Minimum Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Maturity Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  . an owner or joint owner (or the Annuitant if any owner is a non-natural entity); or

  .  the Annuitant.

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

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We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, and there was no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy; or.

      (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

If your contract is a Qualified Contract, not all elections will satisfy required minimum distribution rules. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. Consult a tax adviser before making an election.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

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  .  The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

This payment choice will not satisfy required minimum distribution rules for designated beneficiaries other than "eligible designated beneficiaries" as defined in Section 401(a)(9)(H) of the Code. Consult a tax adviser before making this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may

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have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned.

While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds: The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

                              Amount of
     Person who died         Proceeds Paid
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued, unless you elect to take income payments pursuant to Payment Optimizer Plus. If Guaranteed Income Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Payment Optimizer Plus" sections of this provision.

The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (ii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iii) if Payment Optimizer Plus applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Maturity Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity
Date provided the Annuitant is still living. Unless you have elected Payment Optimizer Plus, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan with variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected Payment Optimizer Plus, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

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Payments will continue for the life of the Annuitant under the Life Income with
10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding the Maturity Date;

  . the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or Payment Optimizer Plus:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a

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   definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Maturity Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Optional Payment Plan 5 may not satisfy required distribution rules for all designated beneficiaries. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Contract Value as of the Maturity Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Maturity Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect Payment Optimizer Plus, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Maturity Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate premium payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, scheduled transfers may be made in advance of their due date. In other words, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Because this contract is no longer offered and sold, Guaranteed Income Advantage is no longer available to purchase under the contract.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Maturity Date. Scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Premium payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Partial Surrenders and Transfers

You may take a partial surrender or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Maturity Date. Except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a partial surrender or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount partially surrendered or transferred by using a recalculation of scheduled transfers made as described below.

After such partial surrender or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such partial surrender or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such partial surrender or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such partial surrender or transfer.

Unless you instruct otherwise, partial surrenders will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Partial surrenders will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments
are Calculated

Initial Income
Payment. The initial annual income amount under any applicable payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed income floor is equal to (a) multiplied by (b) multiplied by
(c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for partial surrenders and transfers.

The guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for partial surrenders and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments. Subsequent income payments are determined by Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

The number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

The number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Maturity Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and Maturity Date. For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and Before Maturity Date. If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Maturity Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). Any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. Except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

This rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) a bonus credit of $4,800 (5% of $96,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) the owner purchases only one segment;

   (5) the contract, including the GIS Subaccount investing in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund, earns a net return of 5%;

   (6) the owner makes scheduled transfers of $840 at the first of every month (for a total of $10,080 per year) for 10 years; and

   (7) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $100,800    $10,080   $100,781     $      0    $10,080   $ 10,351   $ 1,004
  2     100,781     10,080     95,469       10,351     10,080     21,219     2,008
  3      95,469     10,080     89,892       21,219     10,080     32,631     3,012
  4      89,892     10,080     84,035       32,631     10,080     44,614     4,016
  5      84,035     10,080     77,886       44,614     10,080     57,196     5,020
  6      77,886     10,080     71,429       57,196     10,080     70,406     6,024
  7      71,429     10,080     64,650       70,406     10,080     84,278     7,029
  8      64,650     10,080     57,531       84,278     10,080     98,842     8,033
  9      57,531     10,080     50,057       98,842     10,080    114,136     9,037
 10      50,057     10,080     42,209      114,136     10,080    130,193    10,041
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $10,041 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,977    $10,041   $10,041     $64
 12    10,121     10,041    10,121       0
 13    10,268     10,041    10,268       0
 14    10,417     10,041    10,417       0
 15    10,568     10,041    10,568       0
 16    10,721     10,041    10,721       0
 17    10,876     10,041    10,876       0
 18    11,034     10,041    11,034       0
 19    11,194     10,041    11,194       0
 20    11,356     10,041    11,356       0
----------------------------------------------

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) a bonus credit of $4,800 (5% of $96,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) the owner purchases only one segment;

   (5) the contract, including the GIS Subaccount investing in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund, earns a net return of 5%;

   (6) the owner transfers the entire $100,800 ($96,000 + $4,800) into the GIS Subaccount at the beginning of year 1; and

   (7) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $100,800   $100,800      $0        $      0   $100,800   $111,132   $10,543
  2           0          0       0         111,132          0    116,689    10,543
  3           0          0       0         116,689          0    122,523    10,543
  4           0          0       0         122,523          0    128,649    10,543
  5           0          0       0         128,649          0    135,082    10,543
  6           0          0       0         135,082          0    141,836    10,543
  7           0          0       0         141,836          0    148,928    10,543
  8           0          0       0         148,928          0    156,374    10,543
  9           0          0       0         156,374          0    164,193    10,543
 10           0          0       0         164,193          0    172,402    10,543
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $10,041 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $13,211    $10,543   $13,211      $0
 12    13,403     10,543    13,403       0
 13    13,597     10,543    13,597       0
 14    13,794     10,543    13,794       0
 15    13,994     10,543    13,994       0
 16    14,197     10,543    14,197       0
 17    14,402     10,543    14,402       0
 18    14,611     10,543    14,611       0
 19    14,823     10,543    14,823       0
 20    15,038     10,543    15,038       0
----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Maturity Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Maturity Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial surrenders and income payments, see the "Tax Matters" provision below.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the benefit base. Under the rider, you will receive a series of monthly income payments determined on the Maturity Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your premium payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Maturity Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

There is an extra charge for this rider.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging Program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts" and "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent premium payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares (formerly, Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares);

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Maturity Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Maturity Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all premium payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional premium payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional premium payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional premium payments. For example, since your benefit base would not be increased for such subsequent premium payments, the monthly income payments associated with such premium payments would not have a guaranteed payment floor and such premium payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make premium payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Bonus Credits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making premium payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such premium payments or Bonus Credits; (ii) any such premium payments or Bonus Credits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional premium payments applied will increase the benefit base on the prior Valuation Day by 50% of the premium payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional premium payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Maturity Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Maturity Date will be processed before benefit base is converted to income base.

Reset of Benefit Base. If all of the Annuitants are ages 50 through 80, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Maturity Date. If on any contract anniversary any Annuitant is older than age 80, you may not reset your benefit base. Because the Maturity Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you to our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income

The Maturity Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Maturity Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Maturity Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Maturity Date or on the annual anniversary of the Maturity Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor. The guaranteed payment floor is the guaranteed amount of each monthly income payment. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Maturity Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider change, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Maturity Date and the income base as of the Maturity Date; and

   (b) is the Contract Value on the Valuation Day prior to the Maturity Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Maturity Date, and your Contract Value on the Maturity Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your premium payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15
                           ------------------------------

On the Maturity Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Maturity Date and the contract will terminate on the Maturity Date.

Subsequent Monthly Income. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Maturity Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Maturity Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Maturity Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Maturity Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Maturity Date, you may request to terminate your contract and this rider. If the free look period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) is the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Maturity Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Maturity Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value: If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of premium payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Maturity Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Maturity Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. Accordingly, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. If the last Annuitant dies after the Maturity Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Maturity Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract but is not applied to the benefit base at issue;

   (3) the owner makes no additional premium payments or partial withdrawals;

   (4) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the benefit base is reset on each contract anniversary;

   (7) the Maturity Date is the third contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is 0%; and

 (10)  there is no premium tax.

On the Maturity Date, the income base is set equal to the benefit base.


                                                        Additional
               Monthly                                    Death
        Annual  Level  Guaranteed          Adjustment   Proceeds -
Annuity Income Income   Payment   Monthly    Account    Beginning
 Year   Amount Amount    Floor    Income  (End of Year)  of Year
------------------------------------------------------------------
   1    $6,843  $570      $613     $613      $  507      $105,000
   2     6,580   548       613      613       1,277        97,650
   3     6,327   527       613      613       2,301        90,300
   4     6,083   507       613      613       3,568        82,950
   5     5,849   487       613      613       5,068        75,600
------------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $105,000 x .06517 = $6,843). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $570 ($6,843 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($105,000 x .07) / 12 = $613). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $613 and $570. The additional death proceeds equal the income base minus the sum of all monthly income paid.

This next example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract but is not applied to the benefit base at issue;

   (3) the owner makes no additional premium payments or withdrawals;

   (4) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 8%;

   (6) the benefit base is reset on the first contract anniversary;

   (7) the Contract Value at the end of the first contract year is $113,400;

   (8) the Maturity Date is the first contract anniversary;

   (9) the guaranteed payment floor percentage is 7%; and

 (10)  there is no premium tax.

                                                  Income
                                                Base, Less
                                                Commutation
                                                  Charge,
        Annual Monthly Commutation Adjustment  Less Monthly  Commutation
Annuity Income Income    Base -     Account -  Income Paid -   Value -
 Year   Amount  Paid   End of Year End of Year  End of Year  End of Year
------------------------------------------------------------------------
   1    $7,146 $7,938   $114,754     $  792       $97,462      $97,462
   2     7,421  7,938    115,919      1,308        90,524       90,524
   3     7,707  7,938    116,869      1,539        83,586       83,586
   4     8,003  7,938    117,575      1,474        76,648       76,648
   5     8,311  7,938    118,006      1,101        69,710       69,710
   6     8,631  7,938    118,125        409        62,772       62,772
   7     8,963  8,554    117,895          0        55,218       55,218
------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($113,400 - $7,146) x 1.08 = $114,754). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($113,400 - 8% x $100,000 - $7,938 = $97,462) and
(ii) the commutation base, less the commutation charge, less the value of the adjustment account ($114,754 - 8% x $100,000 - $0 = $106,754). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($114,754 - $7,421) x 1.08 = $115,919).

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this non-qualified exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings.

We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and total surrenders. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as partial surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Riders are subject to tax as partial withdrawals.

Distributions received before the Maturity Date pursuant to Guaranteed Income Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" provision in the "Guaranteed Income Advantage" section of the prospectus.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Riders are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date:

  . the death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan;

  . if not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on surrenders, partial surrenders or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or a transfer between the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10%

     IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary. There is much uncertainty regarding the application of these rules in the context of guaranteed withdrawal benefits such as those offered in optional riders to the contract. Consult a tax or legal adviser regarding these issues if an optional guaranteed withdrawal rider is being considered under a 401(a) or 403(b) plan.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA, a SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 72 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 72 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan. Please note important changes to the required minimum distribution rules. Under IRAs and defined contribution retirement plans, most non-spouse beneficiaries will no longer be able to satisfy these rules by "stretching" payouts over life. Instead, those beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to "eligible designated beneficiaries," which include disabled and chronically ill individuals, individuals who

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are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020. Consult a tax adviser if you are affected by these new rules.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

On March 27, 2020, Congress passed the Coronavirus Aid, Relief and Economic Security Act (the "CARES Act"). Among other provisions, the CARES Act includes temporary relief from certain tax rules applicable to Qualified Contracts, including rules related to required minimum distributions and retirement plan distributions. If you have been taking or plan to take distributions, including required minimum distributions, from an IRA or other qualified plan, you should consult with a tax adviser to determine how the CARES Act may impact your situation.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees

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and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.5% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

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Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

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      .  the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial or total surrender for up to six months from the date we receive your request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse to pay any requests for transfers, partial surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACTS

This contract is no longer offered or sold. However, the following section provides detail concerning the manner in which contracts were sold and the compensation arrangements applicable to those sales. Although certain compensation practices no longer apply (e.g., no commissions are paid in connection with new contract sales because such sales have been suspended), certain of the compensation practices remain relevant to in-force contracts. Most notably, selling firms continue to be compensated with respect to subsequent purchase payments made under the in-force contracts.

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.0% of a contract owner's aggregate premium payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of your aggregate premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.5% of your aggregate premium payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative is employed.

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All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2019, 2018 and 2017, $33.9 million, $37.7 million and $37.6 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2019, 2018 and 2017, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Extra) is no longer offered or sold.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

   (3) if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period.

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We do not assess a surrender charge when your contract is canceled during the free-look period.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before actions on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. As discussed on the prospectus cover page, beginning January 1, 2021 we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us, and instead we will make the Reports available on a website. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Exemption to File Periodic Reports

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.

Natural and Man-Made Disasters

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, may interfere with our ability to receive, pick up and process mail, may interfere with our ability to calculate Contract Value, or may have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your contract to lose value. There can be no assurance that we or the Portfolios or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Lehman Brothers Special Financing, Inc.

In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the Bankruptcy Court granted our motion to dismiss, the Bankruptcy Court's order became final and appealable on January 24, 2017, and no claims remain against the Company. LBSF filed a notice of appeal on February 6, 2017. On March 14, 2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. Oral argument occurred on June 26, 2019, and the Court of Appeals has taken the decision under advisement. We intend to continue to vigorously defend the dismissal of the action.

Cost of Insurance Litigation

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated
v. Genworth Life and Annuity Insurance Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI") charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of Virginia. We moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On November 16, 2018, the Eastern District of Virginia court stayed the case for 60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions, whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle District of Georgia granted our Motion to Enjoin and denied our Motion for Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia.

On March 29, 2019, plaintiff filed a Notice of Appeal in the Middle District of Georgia, notifying the Court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the Order granting our Motion to Enjoin. On March 29, 2019, we filed our Notice of Cross-Appeal in the Middle District of Georgia, notifying the Court of our cross-appeal to the Eleventh Circuit from the portion of the order denying our Motion for Leave to file our counterclaim. On April 8, 2019, the Eastern District of Virginia lifted the stay in the case and dismissed the case without prejudice, with leave for Plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. We filed our response to plaintiff's appeal memorandum and our memorandum in support of our cross-appeal on July 3, 2019. Plaintiff filed its reply in support of its appeal and response to our cross-appeal on August 20, 2019, and we filed our reply memorandum in support of our cross-appeal on September 20, 2019. Plaintiff's appeal and our cross-appeal are now fully briefed and waiting for disposition by the Eleventh Circuit. The Eleventh Circuit Court of Appeals has scheduled oral argument on Plaintiff's appeal and our cross-appeal on April 21, 2020. We intend to continue to vigorously defend the dismissal of the action.

On April 6, 2020, we were named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Brighton Trustees, LLC, on behalf of and as trustee for Diamond LS Trust; and Bank of Utah, solely as securities intermediary for Diamond LS Trust; on behalf of themselves v. Genworth Life and Annuity Insurance Company. Plaintiff seeks to represent life insurance policyholders, alleging that the Company subjected policyholders to an unlawful and excessive cost of insurance increase. Plaintiff also alleges that the cost of insurance increase was not applied uniformly to policyholders, and that we improperly refused to provide reports on illustrative future death benefits and policy values to policyholders. The Complaint asserts claims for Breach of Contract and Injunctive Relief, and seeks damages in excess of $5 million, restitution, reinstatement of lapsed and/or surrendered policies, and equitable relief. We intend to vigorously defend this action.

Unclaimed Property

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, we and certain of our affiliates were being examined by Delaware's Department of Finance, which retained a third-party firm, Kelmar, to examine us, certain of our affiliates, and Genworth (together, for purposes of this section, "Genworth"). On December 5, 2017, the Delaware State Escheator approved the notice of intent filed by Genworth to convert this Department of Finance audit to a Secretary of State Voluntary Disclosure Agreement (the "VDA"). On February 5, 2020, Delaware signed a VDA with Genworth that will conclude this audit with payment by Genworth of an extrapolated unclaimed property amount of $9,750.92. On February 18, 2014, Genworth received notice from the Minnesota Department of Commerce that it had retained a third-party audit firm, Verus, to examine compliance with Minnesota's unclaimed property laws. In January 2017, Genworth was notified by Verus that Minnesota would no longer pursue a separate unclaimed property audit of Genworth. On June 25, 2019, Genworth received notice from Verus that Verus had completed all of its audit work and closed out its unclaimed property examination of Genworth.

North Carolina Audit

On May 31, 2019, the Company and certain affiliates received draft audit reports from the North Carolina Department of Revenue that examined tax credits received for investing in certain renewal energy projects from the period beginning January 1, 2014 and ending December 31, 2016. The Department of Revenue alleges that these tax credits were improper transactions because the Genworth entities were not bona fide partners of the investor/promotor Stonehenge Capital

Company, LLC. On July 15, 2019, we responded to the Department of Revenue, stating that we intend to contest the disallowance of the credits. On July 17, 2019, the Department of Revenue replied that their position regarding their audit conclusions has not changed and that they will proceed with finalizing the audit. On July 24, 2019, we received Notices of Proposed Adjustments and tax assessments for the Company and certain of the affiliates totaling $4.4 million from the Department of Revenue. On August 27, 2019, we submitted our NC-Form 242 Objection to these tax assessments. On December 5, 2019, we received Notices of Proposed Adjustments and tax assessments for the Company and Genworth Life Insurance Company totaling approximately $600,000. On January 14, 2020, we submitted our NC-Form 242 Objection to these tax assessments. We intend to continue to vigorously defend our position and any legal proceedings that may arise.

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

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


APPENDIX A

Examples -- Death Benefit Calculations

Basic Death Benefit

The following examples are for contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Premium Contract     Basic
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/09 $20,000 $20,000     $20,000
3/31/17          20,000      20,000
3/31/18          14,000      20,000
--------------------------------------

If a partial surrender of $7,000 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) the owner takes no partial surrenders; then

End of Annuitant's Contract     Death
 Year      Age      Value   Benefit Amount
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     135,000
  7        82       125,000     135,000
  8        83       145,000     135,000
------------------------------------------

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) will reduce the Annual Step-Up Death Benefit by the proportion that the partial surrender (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying mutual fund expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional premium payments;

   (4) the owner takes annual partial surrenders equal to 5% of premium payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
----------------------------------------------------

Partial surrenders amounting to 5% or less of premium payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial surrender is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial surrender is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial surrender.

Partial surrenders exceeding 5% of premium payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial surrender, including any surrender charges, and any premium taxes assessed, reduces your Contract Value). All partial surrenders that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                         5% Rollup    5% Rollup
                                       Death Benefit    Death
                                          Option       Benefit
                                        Before Any   Option After
          Purchase  Partial   Contract    Partial    the Partial
  Date    Payment  Withdrawal  Value    Withdrawals  Withdrawals
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785
-----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial surrenders before the Annuitant's death.

        Premium  Contract           Death   Earnings Protector
 Date   Payment   Value     Gain   Benefit    Death Benefit
--------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
--------------------------------------------------------------

The Annuitant's death and notification of the death occurs on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the premium payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

The following examples are for contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable state modifications and prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications.

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 70 on the Contract Date then:

                   Annuitant's End of Contract     Basic
                       Age      Year   Value   Death Benefit
                   -----------------------------------------
                       71         1   $103,000   $103,000
                       72         2    110,000    110,000
                       73         3     80,000    110,000
                       74         4    120,000    120,000
                       75         5    130,000    130,000
                       76         6    150,000    150,000
                       77         7    160,000    160,000
                       78         8    130,000    160,000
                       79         9     90,000    160,000
                       80        10    170,000    170,000
                       81        11    140,000    170,000
                       82        12    190,000    190,000
                       83        13    150,000    170,000
                   -----------------------------------------

Partial surrenders will reduce the Basic Death Benefit by the proportion the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

                             Premium Contract     Basic
                      Date   Payment  Value   Death Benefit
                     --------------------------------------
                     3/31/09 $50,000 $50,000     $50,000
                     3/31/17          50,000      50,000
                     3/31/18          35,000      50,000
                     --------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The following examples are for contracts issued prior to May 15, 2001, or prior to the date on which state insurance authorities approve applicable contract modifications.

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the Contract Date then:

                   Annuitant's End of Contract  Unadjusted
                       Age      Year   Value   Death Benefit
                   -----------------------------------------
                       71         1   $103,000   $103,000
                       72         2    110,000    110,000
                       73         3     80,000    110,000
                       74         4    120,000    120,000
                       75         5    130,000    130,000
                       76         6    150,000    150,000
                       77         7    160,000    160,000
                       78         8    130,000    160,000
                       79         9     90,000    160,000
                       80        10    170,000    170,000
                       81        11    140,000    170,000
                       82        12    190,000    190,000
                       83        13    150,000    170,000
                   -----------------------------------------

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

                             Premium Contract  Unadjusted
                      Date   Payment  Value   Death Benefit
                     --------------------------------------
                     3/31/09 $50,000 $50,000     $50,000
                     3/31/17          50,000      50,000
                     3/31/18          35,000      50,000
                     --------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he takes no partial surrenders before the Annuitant's death.

                 Contract           Death   Optional Enhanced
 Date   Premium   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
-------------------------------------------------------------

The Annuitant's death and notification of the death occur on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

  Guaranteed Income Advantage or Payment Optimizer Plus (for Single Annuitant
                              contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $12.16            $14.08        20,643     2019
                                                            13.27             12.16        23,003     2018
                                                            11.71             13.27        25,473     2017
                                                            11.45             11.71        29,327     2016
                                                            11.54             11.45        31,849     2015
                                                            11.00             11.54        34,726     2014
                                                             9.66             11.00        37,657     2013
                                                             8.70              9.66        40,580     2012
                                                             9.16              8.70        43,674     2011
                                                             8.48              9.16        63,602     2010
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $12.38            $15.73            --     2019
                                                            14.04             12.38            --     2018
                                                            10.51             14.04            --     2017
                                                            10.83             10.51            --     2016
                                                            10.77             10.83            --     2015
                                                            10.49             10.77            --     2014
                                                             8.71             10.49            --     2013
                                                             7.86              8.71            --     2012
                                                            10.47              7.86            --     2011
                                                             9.01             10.47            --     2010
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $15.16            $18.35            --     2019
                                                            16.44             15.16            --     2018
                                                            14.15             16.44            --     2017
                                                            13.00             14.15            --     2016
                                                            13.09             13.00            --     2015
                                                            12.23             13.09            --     2014
                                                             9.28             12.23            --     2013
                                                             8.08              9.28            --     2012
                                                             7.77              8.08            --     2011
                                                             7.04              7.77            --     2010
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 5.64            $ 6.45        17,070     2019
                                                             7.47              5.64        20,779     2018
                                                             6.10              7.47        19,572     2017
                                                             6.28              6.10        58,931     2016
                                                             6.26              6.28        46,037     2015
                                                             6.83              6.26        50,546     2014
                                                             5.68              6.83        38,847     2013
                                                             5.08              5.68        78,778     2012
                                                             6.44              5.08        67,434     2011
                                                             6.30              6.44        59,312     2010
----------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                        $21.34            $28.09            --     2019
                                                                                   21.30             21.34            --     2018
                                                                                   16.51             21.30            --     2017
                                                                                   16.47             16.51            --     2016
                                                                                   15.17             16.47            --     2015
                                                                                   13.60             15.17            --     2014
                                                                                   10.14             13.60            --     2013
                                                                                    8.87             10.14            --     2012
                                                                                    9.41              8.87            --     2011
                                                                                    8.74              9.41            --     2010
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $22.14            $29.49            --     2019
                                                                                   22.86             22.14            --     2018
                                                                                   17.44             22.86            --     2017
                                                                                   16.76             17.44            --     2016
                                                                                   17.38             16.76            --     2015
                                                                                   18.12             17.38         9,405     2014
                                                                                   12.73             18.12            --     2013
                                                                                   11.33             12.73            --     2012
                                                                                   11.10             11.33            --     2011
                                                                                    8.30             11.10            --     2010
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $15.08            $20.06            --     2019
                                                                                   16.37             15.08            --     2018
                                                                                   13.21             16.37            --     2017
                                                                                   13.82             13.21            --     2016
                                                                                   13.66             13.82            --     2015
                                                                                   12.12             13.66            --     2014
                                                                                    9.56             12.12            --     2013
                                                                                    8.57              9.56            --     2012
                                                                                    8.88              8.57            --     2011
                                                                                    8.30              8.88            --     2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $ 9.26            $10.63         8,370     2019
                                                                                   10.01              9.26         9,484     2018
                                                                                    9.38             10.01        10,510     2017
                                                                                    9.12              9.38        13,832     2016
                                                                                    9.26              9.12        13,171     2015
                                                                                    8.75              9.26        18,147     2014
                                                                                    7.92              8.75        30,688     2013
                                                                                    7.21              7.92        32,070     2012
                                                                                    7.33              7.21        34,051     2011
                                                                                    6.64              7.33        35,762     2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                               $15.41            $20.98            --     2019
                                                                                   16.79             15.41            --     2018
                                                                                   13.35             16.79            --     2017
                                                                                   13.35             13.35            --     2016
                                                                                   12.81             13.35            --     2015
                                                                                   12.40             12.81            --     2014
                                                                                    9.33             12.40            --     2013
                                                                                    8.20              9.33            --     2012
                                                                                    8.30              8.20            --     2011
                                                                                    6.67              8.30            --     2010
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                           $13.96            $17.97          4,074
                                                                                      16.45             13.96          5,600
                                                                                      12.32             16.45         11,765
                                                                                      12.60             12.32         12,431
                                                                                      12.41             12.60         18,369
                                                                                      12.41             12.41         25,668
                                                                                       9.98             12.41         21,402
                                                                                       8.42              9.98         26,457
                                                                                       9.40              8.42         30,757
                                                                                       8.29              9.40         30,269
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $15.31            $19.75         24,175
                                                                                      17.00             15.31         32,739
                                                                                      14.88             17.00         28,265
                                                                                      13.65             14.88         34,507
                                                                                      13.52             13.65         25,349
                                                                                      12.50             13.52         35,740
                                                                                       9.71             12.50         42,444
                                                                                       8.50              9.71         54,029
                                                                                       8.71              8.50        123,357
                                                                                       7.67              8.71        131,051
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $16.37            $20.22          3,637
                                                                                      18.68             16.37          4,669
                                                                                      16.74             18.68          7,732
                                                                                      14.52             16.74          9,207
                                                                                      15.79             14.52         15,811
                                                                                      14.44             15.79         20,696
                                                                                      10.48             14.44         36,801
                                                                                       9.09             10.48         50,768
                                                                                       9.51              9.09         57,283
                                                                                       7.89              9.51         60,712
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $17.01            $22.78             --
                                                                                      18.02             17.01             --
                                                                                      14.44             18.02             --
                                                                                      14.42             14.44             --
                                                                                      14.02             14.42             --
                                                                                      13.20             14.02             --
                                                                                       9.61             13.20             --
                                                                                      10.00              9.61             --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $19.07            $25.49             --
                                                                                      20.26             19.07             --
                                                                                      16.28             20.26             --
                                                                                      16.29             16.28             --
                                                                                      15.88             16.29             --
                                                                                      14.99             15.88             --
                                                                                      10.95             14.99             --
                                                                                       9.86             10.95             --
                                                                                      10.75              9.86             --
                                                                                       9.18             10.75             --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $14.17            $17.34             --
                                                                                      16.51             14.17             --
                                                                                      14.34             16.51             --
                                                                                      12.51             14.34         21,347
                                                                                      13.62             12.51             --
                                                                                      12.74             13.62             --
                                                                                       9.59             12.74             --
                                                                                       8.23              9.59             --
                                                                                       8.59              8.23             --
                                                                                       7.58              8.59             --
--------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                     2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $13.99            $17.67        27,026     2019
                                                                      15.77             13.99        35,805     2018
                                                                      14.22             15.77        30,718     2017
                                                                      13.17             14.22        32,311     2016
                                                                      14.27             13.17            --     2015
                                                                      13.47             14.27            --     2014
                                                                      10.64             13.47            --     2013
                                                                       9.54             10.64            --     2012
                                                                       9.74              9.54            --     2011
                                                                       9.08              9.74            --     2010
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $13.84            $16.27         4,964     2019
                                                                      15.65             13.84         5,532     2018
                                                                      14.42             15.65         5,629     2017
                                                                      12.82             14.42         6,873     2016
                                                                      13.44             12.82         7,267     2015
                                                                      12.61             13.44         8,140     2014
                                                                      10.31             12.61         8,611     2013
                                                                       9.37             10.31         9,334     2012
                                                                       9.69              9.37         9,779     2011
                                                                       8.83              9.69        11,459     2010
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $10.46            $13.14        11,188     2019
                                                                      12.59             10.46        15,154     2018
                                                                      10.48             12.59        15,453     2017
                                                                      10.77             10.48         9,899     2016
                                                                      11.29             10.77        26,765     2015
                                                                      11.52             11.29        21,326     2014
                                                                       9.90             11.52        23,066     2013
                                                                       8.77              9.90        26,596     2012
                                                                       9.63              8.77        19,721     2011
                                                                       8.73              9.63        19,809     2010
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $ 9.64            $12.28            --     2019
                                                                      12.20              9.64            --     2018
                                                                      10.62             12.20            --     2017
                                                                       9.20             10.62            --     2016
                                                                      10.51              9.20            --     2015
                                                                      10.09             10.51            --     2014
                                                                       7.73             10.09            --     2013
                                                                       6.70              7.73            --     2012
                                                                       7.08              6.70            --     2011
                                                                       6.76              7.08            --     2010
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.26            $12.01        15,035     2019
                                                                      11.83             11.26        17,765     2018
                                                                      11.64             11.83        16,350     2017
                                                                      11.39             11.64        17,744     2016
                                                                      11.92             11.39         5,077     2015
                                                                      11.78             11.92        33,662     2014
                                                                      13.14             11.78        36,339     2013
                                                                      12.50             13.14        32,843     2012
                                                                      11.42             12.50        34,637     2011
                                                                      11.09             11.42        41,278     2010
--------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $15.37            $19.37             --    2019
                                                                               16.81             15.37             --    2018
                                                                               15.08             16.81             --    2017
                                                                               12.47             15.08             --    2016
                                                                               13.66             12.47             --    2015
                                                                               13.27             13.66             --    2014
                                                                                9.54             13.27             --    2013
                                                                                8.60              9.54             --    2012
                                                                                9.01              8.60             --    2011
                                                                                7.17              9.01             --    2010
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $13.48            $16.31          6,777    2019
                                                                               14.98             13.48          8,597    2018
                                                                               14.16             14.98          9,674    2017
                                                                               12.28             14.16         17,956    2016
                                                                               13.35             12.28             --    2015
                                                                               12.44             13.35             --    2014
                                                                                9.22             12.44             --    2013
                                                                                8.27              9.22             --    2012
                                                                                8.69              8.27             --    2011
                                                                                7.88              8.69             --    2010
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $12.99            $14.98         68,216    2019
                                                                               14.35             12.99         76,472    2018
                                                                               12.88             14.35         89,189    2017
                                                                               12.67             12.88         98,984    2016
                                                                               13.06             12.67        134,112    2015
                                                                               13.08             13.06        146,764    2014
                                                                               11.67             13.08        153,826    2013
                                                                               10.84             11.67        164,750    2012
                                                                               11.48             10.84        186,345    2011
                                                                               10.68             11.48        206,958    2010
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $18.88            $24.47             --    2019
                                                                               18.76             18.88             --    2018
                                                                               14.82             18.76             --    2017
                                                                               14.07             14.82             --    2016
                                                                               14.01             14.07             --    2015
                                                                               12.55             14.01             --    2014
                                                                                9.59             12.55             --    2013
                                                                                8.53              9.59             --    2012
                                                                                8.51              8.53             --    2011
                                                                                7.55              8.51             --    2010
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $12.96            $16.73          6,586    2019
                                                                               13.56             12.96          8,974    2018
                                                                               10.41             13.56         17,719    2017
                                                                               10.00             10.41             --    2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $ 9.82            $12.03             --    2019
                                                                               12.05              9.82             --    2018
                                                                                9.67             12.05             --    2017
                                                                               10.00              9.67             --    2016
-----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                              $11.67            $12.24         11,853    2019
                                                                11.93             11.67         16,905    2018
                                                                11.77             11.93          8,067    2017
                                                                11.03             11.77          8,761    2016
                                                                11.37             11.03         10,477    2015
                                                                11.55             11.37         28,278    2014
                                                                11.35             11.55         29,848    2013
                                                                10.80             11.35         22,990    2012
                                                                10.75             10.80             --    2011
                                                                10.06             10.75             --    2010
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $15.64            $17.48             --    2019
                                                                16.54             15.64             --    2018
                                                                15.84             16.54             --    2017
                                                                14.12             15.84             --    2016
                                                                14.82             14.12             --    2015
                                                                14.77             14.82             --    2014
                                                                14.13             14.77             --    2013
                                                                12.62             14.13             --    2012
                                                                12.28             12.62             --    2011
                                                                10.96             12.28             --    2010
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $18.73            $24.49             --    2019
                                                                18.46             18.73             --    2018
                                                                14.73             18.46             --    2017
                                                                14.54             14.73             --    2016
                                                                13.98             14.54             --    2015
                                                                13.04             13.98             --    2014
                                                                 9.53             13.04             --    2013
                                                                 8.32              9.53             --    2012
                                                                 9.82              8.32         31,170    2011
                                                                 8.51              9.82         30,145    2010
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $15.66            $19.04         11,092    2019
                                                                16.73             15.66         13,197    2018
                                                                14.71             16.73         14,293    2017
                                                                14.04             14.71         16,560    2016
                                                                14.28             14.04         19,202    2015
                                                                13.25             14.28         20,135    2014
                                                                11.34             13.25         21,427    2013
                                                                10.09             11.34         22,581    2012
                                                                10.71             10.09         39,990    2011
                                                                 9.28             10.71         39,191    2010
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $16.77            $21.57          5,114    2019
                                                                18.34             16.77          6,964    2018
                                                                15.40             18.34         13,153    2017
                                                                14.60             15.40          9,957    2016
                                                                14.84             14.60         47,352    2015
                                                                13.57             14.84         65,420    2014
                                                                10.58             13.57         84,459    2013
                                                                 9.30             10.58        107,310    2012
                                                                 9.76              9.30             --    2011
                                                                 8.53              9.76            773    2010
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $17.29            $21.99            --     2019
                                                                         18.62             17.29            --     2018
                                                                         15.39             18.62            --     2017
                                                                         15.30             15.39            --     2016
                                                                         15.47             15.30            --     2015
                                                                         14.27             15.47            --     2014
                                                                         10.54             14.27            --     2013
                                                                          8.80             10.54            --     2012
                                                                          9.24              8.80            --     2011
                                                                          7.99              9.24            --     2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $12.81            $15.95         6,907     2019
                                                                         14.30             12.81         9,095     2018
                                                                         12.96             14.30        10,138     2017
                                                                         11.24             12.96            --     2016
                                                                         11.98             11.24        25,768     2015
                                                                         11.28             11.98        33,692     2014
                                                                          9.01             11.28        46,751     2013
                                                                          7.86              9.01        58,053     2012
                                                                          7.97              7.86            --     2011
                                                                          7.08              7.97            --     2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $15.44            $19.61            --     2019
                                                                         17.36             15.44            --     2018
                                                                         15.20             17.36            --     2017
                                                                         13.39             15.20            --     2016
                                                                         14.03             13.39            --     2015
                                                                         13.00             14.03            --     2014
                                                                          9.96             13.00            --     2013
                                                                          8.60              9.96            --     2012
                                                                          8.66              8.60            --     2011
                                                                          7.72              8.66            --     2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $23.03            $31.69            --     2019
                                                                         20.95             23.03            --     2018
                                                                         15.94             20.95            --     2017
                                                                         16.26             15.94            --     2016
                                                                         15.76             16.26        17,740     2015
                                                                         14.37             15.76        10,278     2014
                                                                         10.67             14.37        12,292     2013
                                                                         10.00             10.67        16,395     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $20.29            $26.63            --     2019
                                                                         20.81             20.29            --     2018
                                                                         15.76             20.81            --     2017
                                                                         16.00             15.76            --     2016
                                                                         15.28             16.00            --     2015
                                                                         14.05             15.28            --     2014
                                                                         10.55             14.05            --     2013
                                                                          9.41             10.55            --     2012
                                                                          9.61              9.41            --     2011
                                                                          7.92              9.61            --     2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.01            $12.87        28,023     2019
                                                                         12.36             12.01        33,484     2018
                                                                         12.14             12.36        54,497     2017
                                                                         11.86             12.14        59,587     2016
                                                                         12.21             11.86        58,454     2015
                                                                         11.80             12.21        46,251     2014
                                                                         12.31             11.80        58,117     2013
                                                                         11.90             12.31        63,411     2012
                                                                         11.35             11.90            --     2011
                                                                         10.77             11.35            --     2010
-----------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $16.15            $19.48          9,429    2019
                                                             19.35             16.15         11,878    2018
                                                             16.38             19.35         12,545    2017
                                                             14.94             16.38         15,529    2016
                                                             15.51             14.94         15,309    2015
                                                             14.93             15.51         36,604    2014
                                                             11.22             14.93         35,631    2013
                                                             10.00             11.22         47,002    2012
                                                             11.45             10.00             --    2011
                                                              9.09             11.45            808    2010
-----------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2         $13.24            $17.39             --    2019
                                                             16.38             13.24             --    2018
                                                             14.05             16.38             --    2017
                                                             13.12             14.05             --    2016
                                                             13.84             13.12             --    2015
                                                             13.26             13.84             --    2014
                                                             10.40             13.26             --    2013
                                                              8.36             10.40             --    2012
                                                              9.38              8.36             --    2011
                                                              7.58              9.38             --    2010
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $11.27            $13.23         18,956    2019
                                                             12.73             11.27         21,211    2018
                                                             11.61             12.73         23,909    2017
                                                             10.47             11.61         60,193    2016
                                                             11.40             10.47         65,876    2015
                                                             11.31             11.40         69,837    2014
                                                              9.33             11.31         74,048    2013
                                                              8.26              9.33         79,084    2012
                                                              8.57              8.26         83,957    2011
                                                              7.93              8.57        112,906    2010
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $13.33            $15.15         89,967    2019
                                                             14.22             13.33        101,812    2018
                                                             13.24             14.22        119,508    2017
                                                             11.85             13.24        132,902    2016
                                                             13.02             11.85        171,428    2015
                                                             12.70             13.02        186,060    2014
                                                             11.38             12.70        222,829    2013
                                                             10.32             11.38        237,323    2012
                                                             10.29             10.32        270,047    2011
                                                              9.32             10.29        305,886    2010
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $12.01            $14.42             --    2019
                                                             13.49             12.01             --    2018
                                                             12.71             13.49             --    2017
                                                             11.18             12.71             --    2016
                                                             12.01             11.18             --    2015
                                                             11.44             12.01             --    2014
                                                              9.11             11.44             --    2013
                                                              8.14              9.11             --    2012
                                                              8.40              8.14         32,305    2011
                                                              7.71              8.40         33,937    2010
-----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $ 9.62            $10.85            --     2019
                                                                        11.54              9.62            --     2018
                                                                         9.94             11.54            --     2017
                                                                         9.26              9.94            --     2016
                                                                        10.11              9.26            --     2015
                                                                        10.62             10.11            --     2014
                                                                         8.29             10.62            --     2013
                                                                         6.99              8.29            --     2012
                                                                         7.67              6.99            --     2011
                                                                         7.29              7.67            --     2010
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.94            $ 8.92            --     2019
                                                                         8.99              8.94            --     2018
                                                                         9.13              8.99            --     2017
                                                                         9.32              9.13            --     2016
                                                                         9.51              9.32            --     2015
                                                                         9.71              9.51            --     2014
                                                                         9.92              9.71            --     2013
                                                                        10.00              9.92            --     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $18.07            $21.65        13,917     2019
                                                                        18.37             18.07        15,415     2018
                                                                        15.88             18.37        17,390     2017
                                                                        15.54             15.88        20,323     2016
                                                                        15.80             15.54        17,133     2015
                                                                        14.90             15.80        18,265     2014
                                                                        12.70             14.90        18,917     2013
                                                                        11.43             12.70        19,752     2012
                                                                        11.52             11.43        34,862     2011
                                                                        10.88             11.52        46,315     2010
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $22.57            $30.25            --     2019
                                                                        22.66             22.57            --     2018
                                                                        17.79             22.66            --     2017
                                                                        17.82             17.79         8,606     2016
                                                                        16.25             17.82         9,710     2015
                                                                        15.29             16.25        14,967     2014
                                                                        11.93             15.29        17,375     2013
                                                                         9.83             11.93        22,058     2012
                                                                        10.79              9.83        17,544     2011
                                                                        10.34             10.79        17,575     2010
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $17.40            $21.26            --     2019
                                                                        19.43             17.40            --     2018
                                                                        17.11             19.43            --     2017
                                                                        17.30             17.11            --     2016
                                                                        18.01             17.30            --     2015
                                                                        15.31             18.01            --     2014
                                                                        10.61             15.31            --     2013
                                                                         9.14             10.61            --     2012
                                                                         9.14              9.14            --     2011
                                                                         7.48              9.14            --     2010
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II                   $15.41            $19.84           969     2019
                                                                                  16.57             15.41         1,124     2018
                                                                                  14.21             16.57         1,261     2017
                                                                                  12.64             14.21         1,415     2016
                                                                                  13.50             12.64         1,620     2015
                                                                                  12.15             13.50         1,714     2014
                                                                                   9.87             12.15         1,978     2013
                                                                                   8.83              9.87         2,253     2012
                                                                                   8.37              8.83         2,532     2011
                                                                                   7.62              8.37         2,879     2010
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $10.49            $13.24            --     2019
                                                                                  11.75             10.49            --     2018
                                                                                  10.44             11.75            --     2017
                                                                                   9.44             10.44            --     2016
                                                                                   9.92              9.44            --     2015
                                                                                  10.00              9.92            --     2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $16.98            $21.83            --     2019
                                                                                  18.39             16.98            --     2018
                                                                                  15.26             18.39            --     2017
                                                                                  14.38             15.26            --     2016
                                                                                  14.69             14.38            --     2015
                                                                                  13.55             14.69            --     2014
                                                                                  10.50             13.55            --     2013
                                                                                   9.02             10.50            --     2012
                                                                                   9.44              9.02            --     2011
                                                                                   8.69              9.44            --     2010
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $13.41            $15.77         5,086     2019
                                                                                  14.54             13.41         6,783     2018
                                                                                  13.25             14.54        13,946     2017
                                                                                  12.43             13.25        16,115     2016
                                                                                  12.77             12.43        17,588     2015
                                                                                  12.04             12.77        20,530     2014
                                                                                  10.35             12.04        30,365     2013
                                                                                   9.53             10.35        32,988     2012
                                                                                   9.58              9.53        35,171     2011
                                                                                   8.92              9.58        54,055     2010
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $16.54            $20.22            --     2019
                                                                                  16.75             16.54            --     2018
                                                                                  14.94             16.75            --     2017
                                                                                  13.71             14.94            --     2016
                                                                                  16.42             13.71            --     2015
                                                                                  14.90             16.42            --     2014
                                                                                  12.66             14.90            --     2013
                                                                                  11.41             12.66            --     2012
                                                                                  10.94             11.41            --     2011
                                                                                   9.84             10.94            --     2010
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.41            $16.97            --     2019
                                                                                  12.60             12.41            --     2018
                                                                                  10.04             12.60            --     2017
                                                                                   9.68             10.04            --     2016
                                                                                  10.00              9.68            --     2015
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.55            $13.74            --     2019
                                                                              13.56             12.55            --     2018
                                                                              12.21             13.56            --     2017
                                                                              11.04             12.21            --     2016
                                                                              12.41             11.04            --     2015
                                                                              12.61             12.41            --     2014
                                                                              12.86             12.61            --     2013
                                                                              11.44             12.86            --     2012
                                                                              11.45             11.44            --     2011
                                                                              10.35             11.45            --     2010
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.73            $16.56         8,782     2019
                                                                              15.45             14.73         8,050     2018
                                                                              14.80             15.45         6,224     2017
                                                                              13.43             14.80         6,993     2016
                                                                              13.95             13.43        21,569     2015
                                                                              13.78             13.95        17,438     2014
                                                                              13.30             13.78        12,529     2013
                                                                              11.88             13.30        13,101     2012
                                                                              11.74             11.88        22,027     2011
                                                                              10.47             11.74        24,166     2010
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.10            $17.88         7,936     2019
                                                                              16.84             16.10         7,586     2018
                                                                              15.78             16.84         5,726     2017
                                                                              16.00             15.78         6,579     2016
                                                                              16.57             16.00            --     2015
                                                                              13.64             16.57            --     2014
                                                                              16.00             13.64            --     2013
                                                                              15.64             16.00            --     2012
                                                                              12.49             15.64            --     2011
                                                                              11.43             12.49           381     2010
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.08            $11.29         9,589     2019
                                                                              11.28             11.08        10,842     2018
                                                                              11.36             11.28         8,526     2017
                                                                              11.44             11.36         9,077     2016
                                                                              11.64             11.44        25,304     2015
                                                                              11.78             11.64        89,752     2014
                                                                              12.05             11.78        87,442     2013
                                                                              11.62             12.05        86,518     2012
                                                                              11.73             11.62        89,379     2011
                                                                              11.38             11.73        96,316     2010
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.64            $14.47        24,897     2019
                                                                              14.00             13.64        32,453     2018
                                                                              13.62             14.00        48,192     2017
                                                                              13.54             13.62        53,148     2016
                                                                              13.76             13.54        64,004     2015
                                                                              13.47             13.76        46,835     2014
                                                                              14.03             13.47        57,246     2013
                                                                              13.07             14.03        55,732     2012
                                                                              12.88             13.07        66,550     2011
                                                                              12.16             12.88        74,132     2010
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $26.27            $35.21            --     2019
                                                                27.31             26.27            --     2018
                                                                21.27             27.31            --     2017
                                                                20.48             21.27            --     2016
                                                                19.32             20.48            --     2015
                                                                16.80             19.32            --     2014
                                                                12.74             16.80            --     2013
                                                                11.14             12.74            --     2012
                                                                11.13             11.14            --     2011
                                                                 9.59             11.13            --     2010
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.01            $11.72            --     2019
                                                                11.41             11.01            --     2018
                                                                11.28             11.41            --     2017
                                                                11.18             11.28            --     2016
                                                                11.46             11.18            --     2015
                                                                11.13             11.46            --     2014
                                                                11.52             11.13            --     2013
                                                                11.13             11.52            --     2012
                                                                10.60             11.13            --     2011
                                                                10.06             10.60            --     2010
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $19.79            $26.62            --     2019
                                                                20.76             19.79            --     2018
                                                                16.51             20.76            --     2017
                                                                16.45             16.51            --     2016
                                                                16.26             16.45            --     2015
                                                                14.56             16.26            --     2014
                                                                11.02             14.56            --     2013
                                                                 9.30             11.02            --     2012
                                                                 9.45              9.30            --     2011
                                                                 8.65              9.45            --     2010
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $14.63            $18.08         4,029     2019
                                                                15.84             14.63         5,199     2018
                                                                15.28             15.84         6,089     2017
                                                                14.45             15.28         6,859     2016
                                                                14.10             14.45         8,169     2015
                                                                10.92             14.10        11,526     2014
                                                                10.86             10.92        23,600     2013
                                                                 9.50             10.86         8,148     2012
                                                                 8.82              9.50         9,410     2011
                                                                 6.99              8.82        11,589     2010
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $17.04            $21.88            --     2019
                                                                18.27             17.04            --     2018
                                                                15.35             18.27            --     2017
                                                                14.04             15.35            --     2016
                                                                14.18             14.04            --     2015
                                                                12.78             14.18            --     2014
                                                                 9.89             12.78            --     2013
                                                                 8.72              9.89            --     2012
                                                                 8.76              8.72            --     2011
                                                                 7.78              8.76            --     2010
--------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $16.90            $20.88              --   2019
                                                             19.11             16.90              --   2018
                                                             17.31             19.11              --   2017
                                                             14.28             17.31              --   2016
                                                             15.20             14.28              --   2015
                                                             14.96             15.20              --   2014
                                                             11.15             14.96              --   2013
                                                              9.94             11.15              --   2012
                                                              9.84              9.94              --   2011
                                                              7.88              9.84              --   2010
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $11.95            $13.53         647,947   2019
                                                             13.07             11.95         695,906   2018
                                                             11.58             13.07         986,774   2017
                                                             11.14             11.58       1,121,503   2016
                                                             11.53             11.14       1,162,651   2015
                                                             11.20             11.53       1,240,501   2014
                                                              9.97             11.20       1,295,677   2013
                                                              9.07              9.97       1,343,654   2012
                                                              9.56              9.07       1,401,335   2011
                                                              8.92              9.56       1,459,920   2010
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $16.35            $21.10              --   2019
                                                             17.28             16.35              --   2018
                                                             14.71             17.28              --   2017
                                                             13.74             14.71              --   2016
                                                             14.36             13.74              --   2015
                                                             13.00             14.36              --   2014
                                                              9.91             13.00              --   2013
                                                              8.74              9.91              --   2012
                                                              9.19              8.74              --   2011
                                                              8.50              9.19              --   2010
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $16.69            $20.99              --   2019
                                                             18.08             16.69              --   2018
                                                             14.22             18.08              --   2017
                                                             14.34             14.22              --   2016
                                                             13.83             14.34              --   2015
                                                             13.23             13.83              --   2014
                                                             10.45             13.23              --   2013
                                                              9.64             10.45              --   2012
                                                             10.31              9.64              --   2011
                                                              9.80             10.31              --   2010
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $21.96            $28.57              --   2019
                                                             22.69             21.96              --   2018
                                                             17.02             22.69              --   2017
                                                             17.60             17.02              --   2016
                                                             16.18             17.60              --   2015
                                                             15.08             16.18              --   2014
                                                             11.23             15.08              --   2013
                                                              9.90             11.23              --   2012
                                                             10.12              9.90              --   2011
                                                              9.27             10.12              --   2010
-----------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $ 5.99            $ 6.47        22,949     2019
                                                           7.49              5.99        25,980     2018
                                                           7.69              7.49        19,988     2017
                                                           6.29              7.69        13,050     2016
                                                           9.03              6.29         8,972     2015
                                                          11.49              9.03         9,081     2014
                                                          10.69             11.49         7,629     2013
                                                          11.24             10.69         8,224     2012
                                                          14.23             11.24            --     2011
                                                          11.39             14.23           574     2010
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $24.20            $32.48            --     2019
                                                          24.64             24.20            --     2018
                                                          18.69             24.64            --     2017
                                                          18.98             18.69            --     2016
                                                          19.12             18.98            --     2015
                                                          18.79             19.12            --     2014
                                                          13.72             18.79            --     2013
                                                          11.63             13.72            --     2012
                                                          12.57             11.63            --     2011
                                                          10.00             12.57            --     2010
--------------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.81            $13.64            --     2019
                                                            12.92             11.81            --     2018
                                                            11.44             12.92            --     2017
                                                            11.21             11.44            --     2016
                                                            11.32             11.21            --     2015
                                                            10.82             11.32            --     2014
                                                             9.53             10.82            --     2013
                                                             8.60              9.53            --     2012
                                                             9.08              8.60            --     2011
                                                             8.43              9.08            --     2010
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $12.00            $15.22            --     2019
                                                            13.65             12.00            --     2018
                                                            10.25             13.65            --     2017
                                                            10.58             10.25            --     2016
                                                            10.55             10.58            --     2015
                                                            10.30             10.55            --     2014
                                                             8.58             10.30            --     2013
                                                             7.76              8.58            --     2012
                                                            10.36              7.76            --     2011
                                                             8.95             10.36            --     2010
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $14.70            $17.75            --     2019
                                                            15.98             14.70            --     2018
                                                            13.79             15.98            --     2017
                                                            12.71             13.79            --     2016
                                                            12.82             12.71            --     2015
                                                            12.01             12.82            --     2014
                                                             9.13             12.01            --     2013
                                                             7.97              9.13            --     2012
                                                             7.69              7.97            --     2011
                                                             6.98              7.69            --     2010
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 5.47            $ 6.24         1,333     2019
                                                             7.26              5.47         1,349     2018
                                                             5.94              7.26         1,234     2017
                                                             6.13              5.94         3,553     2016
                                                             6.13              6.13         3,202     2015
                                                             6.71              6.13         2,687     2014
                                                             5.59              6.71         1,914     2013
                                                             5.01              5.59         3,593     2012
                                                             6.37              5.01         2,876     2011
                                                             6.25              6.37         2,504     2010
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $20.70            $27.17            --     2019
                                                            20.71             20.70            --     2018
                                                            16.09             20.71            --     2017
                                                            16.09             16.09            --     2016
                                                            14.86             16.09            --     2015
                                                            13.36             14.86            --     2014
                                                             9.98             13.36            --     2013
                                                             8.75              9.98            --     2012
                                                             9.31              8.75            --     2011
                                                             8.68              9.31            --     2010
----------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $21.47            $28.53            --     2019
                                                                                   22.22             21.47            --     2018
                                                                                   17.00             22.22            --     2017
                                                                                   16.38             17.00            --     2016
                                                                                   17.03             16.38            --     2015
                                                                                   17.80             17.03           500     2014
                                                                                   12.54             17.80            --     2013
                                                                                   11.18             12.54            --     2012
                                                                                   10.98             11.18            --     2011
                                                                                    8.23             10.98            --     2010
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $14.62            $19.40            --     2019
                                                                                   15.91             14.62            --     2018
                                                                                   12.88             15.91            --     2017
                                                                                   13.51             12.88            --     2016
                                                                                   13.39             13.51            --     2015
                                                                                   11.90             13.39            --     2014
                                                                                    9.41             11.90            --     2013
                                                                                    8.46              9.41            --     2012
                                                                                    8.78              8.46            --     2011
                                                                                    8.24              8.78            --     2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $ 8.98            $10.28            --     2019
                                                                                    9.73              8.98            --     2018
                                                                                    9.14              9.73            --     2017
                                                                                    8.91              9.14            --     2016
                                                                                    9.07              8.91            --     2015
                                                                                    8.59              9.07            --     2014
                                                                                    7.80              8.59            --     2013
                                                                                    7.12              7.80            --     2012
                                                                                    7.26              7.12            --     2011
                                                                                    6.59              7.26            --     2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                               $14.94            $20.29            --     2019
                                                                                   16.33             14.94            --     2018
                                                                                   13.01             16.33            --     2017
                                                                                   13.04             13.01            --     2016
                                                                                   12.55             13.04            --     2015
                                                                                   12.17             12.55            --     2014
                                                                                    9.19             12.17            --     2013
                                                                                    8.10              9.19            --     2012
                                                                                    8.22              8.10            --     2011
                                                                                    6.61              8.22            --     2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $13.53            $17.38           318     2019
                                                                                   16.00             13.53           362     2018
                                                                                   12.01             16.00           745     2017
                                                                                   12.31             12.01           748     2016
                                                                                   12.15             12.31         1,285     2015
                                                                                   12.19             12.15         1,366     2014
                                                                                    9.83             12.19         1,057     2013
                                                                                    8.31              9.83         1,206     2012
                                                                                    9.30              8.31         1,318     2011
                                                                                    8.23              9.30         1,280     2010
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $14.84            $19.10         1,889
                                                                                      16.53             14.84         2,105
                                                                                      14.51             16.53         1,776
                                                                                      13.34             14.51         2,096
                                                                                      13.24             13.34         1,781
                                                                                      12.28             13.24         1,898
                                                                                       9.56             12.28         2,103
                                                                                       8.39              9.56         2,448
                                                                                       8.62              8.39         5,323
                                                                                       7.61              8.62         5,570
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $15.87            $19.56           284
                                                                                      18.16             15.87           296
                                                                                      16.32             18.16           484
                                                                                      14.19             16.32           559
                                                                                      15.47             14.19         1,101
                                                                                      14.18             15.47         1,101
                                                                                      10.32             14.18         1,821
                                                                                       8.98             10.32         2,301
                                                                                       9.41              8.98         2,460
                                                                                       7.83              9.41         2,540
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $16.44            $21.97            --
                                                                                      17.46             16.44            --
                                                                                      14.04             17.46            --
                                                                                      14.05             14.04            --
                                                                                      13.69             14.05            --
                                                                                      12.92             13.69            --
                                                                                       9.44             12.92            --
                                                                                      10.00              9.44            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $18.49            $24.65            --
                                                                                      19.70             18.49            --
                                                                                      15.87             19.70            --
                                                                                      15.92             15.87            --
                                                                                      15.56             15.92            --
                                                                                      14.72             15.56            --
                                                                                      10.78             14.72            --
                                                                                       9.73             10.78            --
                                                                                      10.64              9.73            --
                                                                                       9.11             10.64            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $13.74            $16.78            --
                                                                                      16.05             13.74            --
                                                                                      13.97             16.05            --
                                                                                      12.23             13.97         1,292
                                                                                      13.34             12.23            --
                                                                                      12.51             13.34            --
                                                                                       9.44             12.51            --
                                                                                       8.13              9.44            --
                                                                                       8.50              8.13            --
                                                                                       7.52              8.50            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $13.57            $17.10         2,114
                                                                                      15.33             13.57         2,301
                                                                                      13.86             15.33         1,938
                                                                                      12.87             13.86         1,947
                                                                                      13.98             12.87            --
                                                                                      13.23             13.98            --
                                                                                      10.48             13.23            --
                                                                                       9.42             10.48            --
                                                                                       9.64              9.42            --
                                                                                       9.01              9.64            --
--------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $13.43            $15.75            --     2019
                                                                               15.23             13.43            --     2018
                                                                               14.07             15.23            --     2017
                                                                               12.54             14.07            --     2016
                                                                               13.18             12.54            --     2015
                                                                               12.40             13.18            --     2014
                                                                               10.16             12.40            --     2013
                                                                                9.26             10.16            --     2012
                                                                                9.60              9.26            --     2011
                                                                                8.77              9.60            --     2010
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $10.14            $12.71           876     2019
                                                                               12.24             10.14           995     2018
                                                                               10.21             12.24           970     2017
                                                                               10.52             10.21           599     2016
                                                                               11.06             10.52         1,862     2015
                                                                               11.31             11.06         1,132     2014
                                                                                9.75             11.31         1,138     2013
                                                                                8.66              9.75         1,209     2012
                                                                                9.53              8.66           846     2011
                                                                                8.66              9.53           836     2010
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $ 9.34            $11.88            --     2019
                                                                               11.86              9.34            --     2018
                                                                               10.35             11.86            --     2017
                                                                                8.99             10.35            --     2016
                                                                               10.30              8.99            --     2015
                                                                                9.91             10.30            --     2014
                                                                                7.61              9.91            --     2013
                                                                                6.62              7.61            --     2012
                                                                                7.01              6.62            --     2011
                                                                                6.71              7.01            --     2010
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $10.91            $11.61         1,151     2019
                                                                               11.50             10.91         1,209     2018
                                                                               11.35             11.50         1,024     2017
                                                                               11.13             11.35         1,058     2016
                                                                               11.68             11.13           357     2015
                                                                               11.57             11.68         1,809     2014
                                                                               12.94             11.57         1,798     2013
                                                                               12.34             12.94         1,489     2012
                                                                               11.30             12.34         1,505     2011
                                                                               11.00             11.30         1,734     2010
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $14.91            $18.74            --     2019
                                                                               16.35             14.91            --     2018
                                                                               14.70             16.35            --     2017
                                                                               12.19             14.70            --     2016
                                                                               13.38             12.19            --     2015
                                                                               13.04             13.38            --     2014
                                                                                9.39             13.04            --     2013
                                                                                8.49              9.39            --     2012
                                                                                8.92              8.49            --     2011
                                                                                7.11              8.92            --     2010
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $13.07            $15.77            530    2019
                                                                          14.56             13.07            554    2018
                                                                          13.80             14.56            607    2017
                                                                          12.00             13.80          1,089    2016
                                                                          13.08             12.00             --    2015
                                                                          12.21             13.08             --    2014
                                                                           9.08             12.21             --    2013
                                                                           8.17              9.08             --    2012
                                                                           8.60              8.17             --    2011
                                                                           7.82              8.60             --    2010
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $12.59            $14.49         12,134    2019
                                                                          13.95             12.59         13,115    2018
                                                                          12.55             13.95         13,728    2017
                                                                          12.38             12.55         14,693    2016
                                                                          12.80             12.38        111,293    2015
                                                                          12.85             12.80        138,929    2014
                                                                          11.49             12.85        128,759    2013
                                                                          10.70             11.49        139,684    2012
                                                                          11.36             10.70        139,766    2011
                                                                          10.60             11.36        136,986    2010
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $18.31            $23.67             --    2019
                                                                          18.24             18.31             --    2018
                                                                          14.44             18.24             --    2017
                                                                          13.75             14.44             --    2016
                                                                          13.72             13.75             --    2015
                                                                          12.33             13.72             --    2014
                                                                           9.44             12.33             --    2013
                                                                           8.42              9.44             --    2012
                                                                           8.42              8.42             --    2011
                                                                           7.49              8.42             --    2010
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $12.88            $16.58            503    2019
                                                                          13.51             12.88            569    2018
                                                                          10.39             13.51          1,092    2017
                                                                          10.00             10.39             --    2016
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $ 9.75            $11.92             --    2019
                                                                          12.00              9.75             --    2018
                                                                           9.65             12.00             --    2017
                                                                          10.00              9.65             --    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $11.32            $11.84            913    2019
                                                                          11.59             11.32          1,139    2018
                                                                          11.47             11.59            505    2017
                                                                          10.78             11.47            526    2016
                                                                          11.14             10.78            735    2015
                                                                          11.34             11.14          1,514    2014
                                                                          11.18             11.34          1,480    2013
                                                                          10.66             11.18          1,042    2012
                                                                          10.64             10.66             --    2011
                                                                           9.98             10.64             --    2010
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $15.17            $16.91            --     2019
                                                                         16.08             15.17            --     2018
                                                                         15.44             16.08            --     2017
                                                                         13.80             15.44            --     2016
                                                                         14.52             13.80            --     2015
                                                                         14.51             14.52            --     2014
                                                                         13.91             14.51            --     2013
                                                                         12.46             13.91            --     2012
                                                                         12.15             12.46            --     2011
                                                                         10.88             12.15            --     2010
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.16            $23.69            --     2019
                                                                         17.95             18.16            --     2018
                                                                         14.35             17.95            --     2017
                                                                         14.21             14.35            --     2016
                                                                         13.70             14.21            --     2015
                                                                         12.81             13.70            --     2014
                                                                          9.39             12.81            --     2013
                                                                          8.21              9.39            --     2012
                                                                          9.72              8.21         1,336     2011
                                                                          8.45              9.72         1,232     2010
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.19            $18.41         2,180     2019
                                                                         16.27             15.19         2,433     2018
                                                                         14.34             16.27         2,604     2017
                                                                         13.72             14.34         2,849     2016
                                                                         13.99             13.72         2,987     2015
                                                                         13.02             13.99         3,313     2014
                                                                         11.17             13.02         3,438     2013
                                                                          9.96             11.17         3,544     2012
                                                                         10.60              9.96         3,599     2011
                                                                          9.21             10.60         3,531     2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $16.26            $20.86           398     2019
                                                                         17.83             16.26           448     2018
                                                                         15.01             17.83           829     2017
                                                                         14.26             15.01           603     2016
                                                                         14.54             14.26         3,324     2015
                                                                         13.33             14.54         3,476     2014
                                                                         10.42             13.33         4,181     2013
                                                                          9.18             10.42         4,863     2012
                                                                          9.66              9.18            --     2011
                                                                          8.46              9.66            --     2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $16.77            $21.27            --     2019
                                                                         18.10             16.77            --     2018
                                                                         15.00             18.10            --     2017
                                                                         14.95             15.00            --     2016
                                                                         15.15             14.95            --     2015
                                                                         14.01             15.15            --     2014
                                                                         10.38             14.01            --     2013
                                                                          8.69             10.38            --     2012
                                                                          9.14              8.69            --     2011
                                                                          7.93              9.14            --     2010
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $12.42            $15.43           539     2019
                                                                  13.91             12.42           588     2018
                                                                  12.63             13.91           637     2017
                                                                  10.98             12.63            --     2016
                                                                  11.74             10.98         1,806     2015
                                                                  11.08             11.74         1,787     2014
                                                                   8.87             11.08         2,309     2013
                                                                   7.76              8.87         2,644     2012
                                                                   7.89              7.76            --     2011
                                                                   7.02              7.89            --     2010
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $14.97            $18.97            --     2019
                                                                  16.87             14.97            --     2018
                                                                  14.81             16.87            --     2017
                                                                  13.09             14.81            --     2016
                                                                  13.75             13.09            --     2015
                                                                  12.76             13.75            --     2014
                                                                   9.80             12.76            --     2013
                                                                   8.49              9.80            --     2012
                                                                   8.57              8.49            --     2011
                                                                   7.66              8.57            --     2010
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $22.62            $31.05            --     2019
                                                                  20.64             22.62            --     2018
                                                                  15.74             20.64            --     2017
                                                                  16.10             15.74            --     2016
                                                                  15.64             16.10         1,230     2015
                                                                  14.30             15.64           540     2014
                                                                  10.64             14.30           600     2013
                                                                  10.00             10.64           731     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $19.68            $25.76            --     2019
                                                                  20.23             19.68            --     2018
                                                                  15.36             20.23            --     2017
                                                                  15.63             15.36            --     2016
                                                                  14.97             15.63            --     2015
                                                                  13.80             14.97            --     2014
                                                                  10.39             13.80            --     2013
                                                                   9.29             10.39            --     2012
                                                                   9.51              9.29            --     2011
                                                                   7.86              9.51            --     2010
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.66            $12.46         2,140     2019
                                                                  12.03             11.66         2,289     2018
                                                                  11.84             12.03         3,407     2017
                                                                  11.60             11.84         3,558     2016
                                                                  11.97             11.60         4,108     2015
                                                                  11.60             11.97         2,482     2014
                                                                  12.13             11.60         2,877     2013
                                                                  11.76             12.13         2,868     2012
                                                                  11.24             11.76            --     2011
                                                                  10.70             11.24            --     2010
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $15.66            $18.84           734     2019
                                                                  18.81             15.66           758     2018
                                                                  15.97             18.81           791     2017
                                                                  14.60             15.97           937     2016
                                                                  15.19             14.60         1,069     2015
                                                                  14.67             15.19         1,943     2014
                                                                  11.05             14.67         1,766     2013
                                                                   9.87             11.05         2,133     2012
                                                                  11.33              9.87            --     2011
                                                                   9.02             11.33            --     2010
----------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2         $12.84            $16.82            --     2019
                                                             15.93             12.84            --     2018
                                                             13.69             15.93            --     2017
                                                             12.82             13.69            --     2016
                                                             13.56             12.82            --     2015
                                                             13.03             13.56            --     2014
                                                             10.24             13.03            --     2013
                                                              8.25             10.24            --     2012
                                                              9.28              8.25            --     2011
                                                              7.52              9.28            --     2010
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $10.94            $12.82            --     2019
                                                             12.40             10.94            --     2018
                                                             11.33             12.40            --     2017
                                                             10.25             11.33            --     2016
                                                             11.18             10.25            --     2015
                                                             11.13             11.18            --     2014
                                                              9.20             11.13            --     2013
                                                              8.17              9.20            --     2012
                                                              8.49              8.17            --     2011
                                                              7.88              8.49            --     2010
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $12.92            $14.65        24,317     2019
                                                             13.83             12.92        25,730     2018
                                                             12.90             13.83        27,798     2017
                                                             11.58             12.90        28,809     2016
                                                             12.75             11.58        32,061     2015
                                                             12.48             12.75        55,580     2014
                                                             11.21             12.48        56,564     2013
                                                             10.18             11.21        67,693     2012
                                                             10.18             10.18        74,595     2011
                                                              9.25             10.18        84,712     2010
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $11.65            $13.95            --     2019
                                                             13.12             11.65            --     2018
                                                             12.39             13.12            --     2017
                                                             10.93             12.39            --     2016
                                                             11.76             10.93            --     2015
                                                             11.24             11.76            --     2014
                                                              8.97             11.24            --     2013
                                                              8.04              8.97            --     2012
                                                              8.31              8.04         1,397     2011
                                                              7.65              8.31         1,444     2010
-----------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares               $ 9.33            $10.50            --     2019
                                                             11.22              9.33            --     2018
                                                              9.69             11.22            --     2017
                                                              9.05              9.69            --     2016
                                                              9.90              9.05            --     2015
                                                             10.43              9.90            --     2014
                                                              8.16             10.43            --     2013
                                                              6.90              8.16            --     2012
                                                              7.59              6.90            --     2011
                                                              7.23              7.59            --     2010
-----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.79            $ 8.75            --     2019
                                                                         8.87              8.79            --     2018
                                                                         9.03              8.87         5,917     2017
                                                                         9.24              9.03        12,495     2016
                                                                         9.46              9.24        18,166     2015
                                                                         9.68              9.46            --     2014
                                                                         9.91              9.68        67,701     2013
                                                                        10.00              9.91            --     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $17.53            $20.94         4,135     2019
                                                                        17.86             17.53         4,851     2018
                                                                        15.48             17.86         5,720     2017
                                                                        15.18             15.48         6,523     2016
                                                                        15.48             15.18         7,079     2015
                                                                        14.64             15.48        18,116     2014
                                                                        12.50             14.64        10,611     2013
                                                                        11.29             12.50        21,328     2012
                                                                        11.40             11.29        22,486     2011
                                                                        10.79             11.40        24,054     2010
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $21.89            $29.26            --     2019
                                                                        22.03             21.89            --     2018
                                                                        17.34             22.03            --     2017
                                                                        17.41             17.34           519     2016
                                                                        15.92             17.41           683     2015
                                                                        15.02             15.92           796     2014
                                                                        11.75             15.02           860     2013
                                                                         9.71             11.75           995     2012
                                                                        10.68              9.71           755     2011
                                                                        10.26             10.68           746     2010
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $16.88            $20.57            --     2019
                                                                        18.89             16.88            --     2018
                                                                        16.67             18.89            --     2017
                                                                        16.91             16.67            --     2016
                                                                        17.65             16.91            --     2015
                                                                        15.04             17.65            --     2014
                                                                        10.45             15.04            --     2013
                                                                         9.03             10.45            --     2012
                                                                         9.04              9.03            --     2011
                                                                         7.42              9.04            --     2010
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $14.96            $19.21            --     2019
                                                                        16.12             14.96            --     2018
                                                                        13.86             16.12            --     2017
                                                                        12.36             13.86            --     2016
                                                                        13.24             12.36            --     2015
                                                                        11.94             13.24            --     2014
                                                                         9.73             11.94            --     2013
                                                                         8.73              9.73            --     2012
                                                                         8.29              8.73            --     2011
                                                                         7.57              8.29            --     2010
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $10.38            $13.07            --     2019
                                                                                  11.66             10.38            --     2018
                                                                                  10.39             11.66            --     2017
                                                                                   9.41             10.39            --     2016
                                                                                   9.92              9.41            --     2015
                                                                                  10.00              9.92            --     2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $16.47            $21.12            --     2019
                                                                                  17.88             16.47            --     2018
                                                                                  14.87             17.88            --     2017
                                                                                  14.05             14.87            --     2016
                                                                                  14.39             14.05            --     2015
                                                                                  13.30             14.39            --     2014
                                                                                  10.34             13.30            --     2013
                                                                                   8.90             10.34            --     2012
                                                                                   9.34              8.90            --     2011
                                                                                   8.62              9.34            --     2010
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $13.00            $15.26         1,188     2019
                                                                                  14.14             13.00         1,325     2018
                                                                                  12.92             14.14         1,416     2017
                                                                                  12.15             12.92         1,527     2016
                                                                                  12.51             12.15         1,617     2015
                                                                                  11.83             12.51         1,795     2014
                                                                                  10.19             11.83         1,953     2013
                                                                                   9.41             10.19         2,145     2012
                                                                                   9.48              9.41         2,268     2011
                                                                                   8.85              9.48         2,433     2010
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $16.04            $19.56            --     2019
                                                                                  16.29             16.04            --     2018
                                                                                  14.56             16.29            --     2017
                                                                                  13.40             14.56            --     2016
                                                                                  16.08             13.40            --     2015
                                                                                  14.64             16.08            --     2014
                                                                                  12.46             14.64            --     2013
                                                                                  11.27             12.46            --     2012
                                                                                  10.83             11.27            --     2011
                                                                                   9.76             10.83            --     2010
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.29            $16.76            --     2019
                                                                                  12.51             12.29            --     2018
                                                                                   9.99             12.51            --     2017
                                                                                   9.66              9.99            --     2016
                                                                                  10.00              9.66            --     2015
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                    $12.17            $13.29            --     2019
                                                                                  13.18             12.17            --     2018
                                                                                  11.90             13.18            --     2017
                                                                                  10.78             11.90            --     2016
                                                                                  12.15             10.78            --     2015
                                                                                  12.38             12.15            --     2014
                                                                                  12.66             12.38            --     2013
                                                                                  11.29             12.66            --     2012
                                                                                  11.34             11.29            --     2011
                                                                                  10.27             11.34            --     2010
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.29            $16.01           678     2019
                                                                              15.02             14.29           543     2018
                                                                              14.42             15.02           389     2017
                                                                              13.13             14.42           421     2016
                                                                              13.66             13.13         1,501     2015
                                                                              13.53             13.66           929     2014
                                                                              13.10             13.53           621     2013
                                                                              11.73             13.10           596     2012
                                                                              11.62             11.73           959     2011
                                                                              10.39             11.62         1,022     2010
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.62            $17.29           598     2019
                                                                              16.38             15.62           527     2018
                                                                              15.38             16.38           358     2017
                                                                              15.64             15.38           391     2016
                                                                              16.23             15.64            --     2015
                                                                              13.40             16.23            --     2014
                                                                              15.75             13.40            --     2013
                                                                              15.44             15.75            --     2012
                                                                              12.36             15.44            --     2011
                                                                              11.34             12.36            --     2010
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.75            $10.92           734     2019
                                                                              10.97             10.75           739     2018
                                                                              11.07             10.97           534     2017
                                                                              11.18             11.07           543     2016
                                                                              11.40             11.18         1,780     2015
                                                                              11.57             11.40         4,809     2014
                                                                              11.86             11.57         4,333     2013
                                                                              11.47             11.86         3,917     2012
                                                                              11.61             11.47         3,894     2011
                                                                              11.29             11.61         4,062     2010
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.22            $14.00         1,899     2019
                                                                              13.61             13.22         2,218     2018
                                                                              13.27             13.61         3,017     2017
                                                                              13.23             13.27         3,175     2016
                                                                              13.48             13.23         4,512     2015
                                                                              13.23             13.48         2,515     2014
                                                                              13.82             13.23         2,835     2013
                                                                              12.91             13.82         2,523     2012
                                                                              12.75             12.91         2,898     2011
                                                                              12.07             12.75         3,081     2010
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $25.47            $34.06            --     2019
                                                                              26.56             25.47            --     2018
                                                                              20.73             26.56            --     2017
                                                                              20.02             20.73            --     2016
                                                                              18.93             20.02            --     2015
                                                                              16.50             18.93            --     2014
                                                                              12.54             16.50            --     2013
                                                                              10.99             12.54            --     2012
                                                                              11.01             10.99            --     2011
                                                                               9.51             11.01            --     2010
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $10.68            $11.33            --     2019
                                                                11.09             10.68            --     2018
                                                                10.99             11.09            --     2017
                                                                10.93             10.99            --     2016
                                                                11.23             10.93            --     2015
                                                                10.94             11.23            --     2014
                                                                11.34             10.94            --     2013
                                                                10.99             11.34            --     2012
                                                                10.49             10.99            --     2011
                                                                 9.98             10.49            --     2010
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $19.19            $25.75            --     2019
                                                                20.18             19.19            --     2018
                                                                16.10             20.18            --     2017
                                                                16.08             16.10            --     2016
                                                                15.93             16.08            --     2015
                                                                14.30             15.93            --     2014
                                                                10.85             14.30            --     2013
                                                                 9.19             10.85            --     2012
                                                                 9.36              9.19            --     2011
                                                                 8.58              9.36            --     2010
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $14.19            $17.49           305     2019
                                                                15.40             14.19           340     2018
                                                                14.90             15.40           382     2017
                                                                14.12             14.90           416     2016
                                                                13.82             14.12           577     2015
                                                                10.72             13.82           618     2014
                                                                10.70             10.72         1,175     2013
                                                                 9.37             10.70           370     2012
                                                                 8.73              9.37           409     2011
                                                                 6.93              8.73           456     2010
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $16.53            $21.16            --     2019
                                                                17.76             16.53            --     2018
                                                                14.96             17.76            --     2017
                                                                13.72             14.96            --     2016
                                                                13.89             13.72            --     2015
                                                                12.55             13.89            --     2014
                                                                 9.73             12.55            --     2013
                                                                 8.61              9.73            --     2012
                                                                 8.67              8.61            --     2011
                                                                 7.72              8.67            --     2010
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $16.39            $20.19            --     2019
                                                                18.58             16.39            --     2018
                                                                16.87             18.58            --     2017
                                                                13.95             16.87            --     2016
                                                                14.89             13.95            --     2015
                                                                14.69             14.89            --     2014
                                                                10.98             14.69            --     2013
                                                                 9.81             10.98            --     2012
                                                                 9.74              9.81            --     2011
                                                                 7.82              9.74            --     2010
--------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $11.59            $13.09         73,687    2019
                                                             12.71             11.59         79,644    2018
                                                             11.28             12.71         85,368    2017
                                                             10.89             11.28         95,117    2016
                                                             11.29             10.89        105,376    2015
                                                             11.00             11.29        132,418    2014
                                                              9.82             11.00        110,935    2013
                                                              8.96              9.82        150,051    2012
                                                              9.46              8.96        159,262    2011
                                                              8.85              9.46        170,731    2010
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $15.85            $20.41             --    2019
                                                             16.80             15.85             --    2018
                                                             14.34             16.80             --    2017
                                                             13.42             14.34             --    2016
                                                             14.06             13.42             --    2015
                                                             12.76             14.06             --    2014
                                                              9.76             12.76             --    2013
                                                              8.62              9.76             --    2012
                                                              9.09              8.62             --    2011
                                                              8.44              9.09             --    2010
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $16.19            $20.30             --    2019
                                                             17.57             16.19             --    2018
                                                             13.86             17.57             --    2017
                                                             14.02             13.86             --    2016
                                                             13.55             14.02             --    2015
                                                             13.00             13.55             --    2014
                                                             10.29             13.00             --    2013
                                                              9.52             10.29             --    2012
                                                             10.20              9.52             --    2011
                                                              9.73             10.20             --    2010
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $21.30            $27.64             --    2019
                                                             22.06             21.30             --    2018
                                                             16.59             22.06             --    2017
                                                             17.20             16.59             --    2016
                                                             15.85             17.20             --    2015
                                                             14.81             15.85             --    2014
                                                             11.05             14.81             --    2013
                                                              9.78             11.05             --    2012
                                                             10.02              9.78             --    2011
                                                              9.20             10.02             --    2010
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 5.81            $ 6.25          1,809    2019
                                                              7.29              5.81          1,682    2018
                                                              7.50              7.29          1,269    2017
                                                              6.15              7.50            769    2016
                                                              8.84              6.15            614    2015
                                                             11.28              8.84            469    2014
                                                             10.52             11.28            375    2013
                                                             11.10             10.52            374    2012
                                                             14.08             11.10             --    2011
                                                             11.31             14.08             --    2010
-----------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $23.68            $31.71          --       2019
                                                       24.17             23.68          --       2018
                                                       18.38             24.17          --       2017
                                                       18.72             18.38          --       2016
                                                       18.90             18.72          --       2015
                                                       18.63             18.90          --       2014
                                                       13.63             18.63          --       2013
                                                       11.59             13.63          --       2012
                                                       12.56             11.59          --       2011
                                                       10.00             12.56          --       2010
-----------------------------------------------------------------------------------------------------

  Lifetime Income Plus (for Joint Annuitant contracts) Elected -- reset on or after 07/15/19

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                   $10.00            $10.37          --
  AB Global Thematic Growth Portfolio -- Class B                                     $10.00            $10.56          --
  AB Growth and Income Portfolio -- Class B                                          $10.00            $10.62          --
  AB International Value Portfolio -- Class B                                        $10.00            $10.60          --
  AB Large Cap Growth Portfolio -- Class B                                           $10.00            $10.83          --
  AB Small Cap Growth Portfolio -- Class B                                           $10.00            $10.26          --
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares             $10.00            $10.87          --
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares            $10.00            $10.31          --
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                                  $10.00            $10.38          --
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                           $10.00            $10.62          --
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $10.00            $10.59          --
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $10.00            $10.79          --
  Invesco V.I. American Franchise Fund -- Series I shares                            $10.00            $10.89          --
  Invesco V.I. American Franchise Fund -- Series II shares                           $10.00            $10.88          --
  Invesco V.I. Comstock Fund -- Series II shares                                     $10.00            $10.70          --
  Invesco V.I. Core Equity Fund -- Series I shares                                   $10.00            $10.68          --
  Invesco V.I. Equity and Income Fund -- Series II shares                            $10.00            $10.42          --
  Invesco V.I. International Growth Fund -- Series II shares                         $10.00            $10.55          --
  Invesco V.I. Value Opportunities Fund -- Series II shares                          $10.00            $10.68          --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $10.00            $10.07          --
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares                $10.00            $10.59          --
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $10.00            $10.58          --
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $10.00            $10.48          --
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                     $10.00            $10.27          --
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
--------------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                                  $10.00            $10.53          --
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                       $10.00            $10.76          --
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                    $10.00            $10.08          --
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $10.00            $10.23          --
  Federated Kaufmann Fund II -- Service Shares                                       $10.00            $10.32          --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                          $10.00            $10.62          --
  VIP Contrafund(R) Portfolio -- Service Class 2                                     $10.00            $10.61          --
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                      $10.00            $10.64          --
  VIP Equity-Income Portfolio -- Service Class 2                                     $10.00            $10.72          --
  VIP Growth & Income Portfolio -- Service Class 2                                   $10.00            $10.96          --
  VIP Growth Opportunities Portfolio -- Service Class 2                              $10.00            $10.87          --
  VIP Growth Portfolio -- Service Class 2                                            $10.00            $10.76          --
  VIP Investment Grade Bond Portfolio -- Service Class 2                             $10.00            $10.13          --
  VIP Mid Cap Portfolio -- Service Class 2                                           $10.00            $10.35          --
  VIP Value Strategies Portfolio -- Service Class 2                                  $10.00            $10.80          --
--------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                             2019
  AB Global Thematic Growth Portfolio -- Class B                               2019
  AB Growth and Income Portfolio -- Class B                                    2019
  AB International Value Portfolio -- Class B                                  2019
  AB Large Cap Growth Portfolio -- Class B                                     2019
  AB Small Cap Growth Portfolio -- Class B                                     2019
-----------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares       2019
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares      2019
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                            2019
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                     2019
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2019
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2019
  Invesco V.I. American Franchise Fund -- Series I shares                      2019
  Invesco V.I. American Franchise Fund -- Series II shares                     2019
  Invesco V.I. Comstock Fund -- Series II shares                               2019
  Invesco V.I. Core Equity Fund -- Series I shares                             2019
  Invesco V.I. Equity and Income Fund -- Series II shares                      2019
  Invesco V.I. International Growth Fund -- Series II shares                   2019
  Invesco V.I. Value Opportunities Fund -- Series II shares                    2019
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2019
-----------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares          2019
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2019
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2019
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares               2019
-----------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                            2019
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                 2019
-----------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                              2019
-----------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2019
  Federated Kaufmann Fund II -- Service Shares                                 2019
-----------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                    2019
  VIP Contrafund(R) Portfolio -- Service Class 2                               2019
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                2019
  VIP Equity-Income Portfolio -- Service Class 2                               2019
  VIP Growth & Income Portfolio -- Service Class 2                             2019
  VIP Growth Opportunities Portfolio -- Service Class 2                        2019
  VIP Growth Portfolio -- Service Class 2                                      2019
  VIP Investment Grade Bond Portfolio -- Service Class 2                       2019
  VIP Mid Cap Portfolio -- Service Class 2                                     2019
  VIP Value Strategies Portfolio -- Service Class 2                            2019
-----------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                                 $10.00            $10.43          --       2019
  Franklin Income VIP Fund -- Class 2 Shares                                     $10.00            $10.29          --       2019
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                              $10.00            $10.57          --       2019
  Templeton Growth VIP Fund -- Class 2 Shares                                    $10.00            $10.62          --       2019
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares                   $10.00            $ 9.94          --       2019
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                           $10.00            $10.62          --       2019
  Janus Henderson Forty Portfolio -- Service Shares                              $10.00            $10.80          --       2019
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II                   $10.00            $10.97          --       2019
  ClearBridge Variable Dividend Strategy Portfolio -- Class II                   $10.00            $10.68          --       2019
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $10.00            $10.62          --       2019
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $10.00            $10.60          --       2019
  MFS(R) Total Return Series -- Service Class Shares                             $10.00            $10.46          --       2019
  MFS(R) Utilities Series -- Service Class Shares                                $10.00            $10.51          --       2019
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $10.95          --       2019
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                    $10.00            $10.19          --       2019
  High Yield Portfolio -- Administrative Class Shares                            $10.00            $10.24          --       2019
  Long-Term U.S. Government Portfolio -- Administrative Class Shares             $10.00            $10.15          --       2019
  Low Duration Portfolio -- Administrative Class Shares                          $10.00            $10.00          --       2019
  Total Return Portfolio -- Administrative Class Shares                          $10.00            $10.09          --       2019
--------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                          $10.00            $11.01          --       2019
--------------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                           $10.00            $10.09          --       2019
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares                            $10.00            $11.05          --       2019
  Real Estate Securities V.I.S. Fund -- Class 1 Shares                           $10.00            $10.24          --       2019
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares                                 $10.00            $10.79          --       2019
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares                                 $10.00            $10.61          --       2019
  Total Return V.I.S. Fund -- Class 3 Shares                                     $10.00            $10.24          --       2019
  U.S. Equity V.I.S. Fund -- Class 1 Shares                                      $10.00            $10.77          --       2019
--------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                              $10.00            $10.68          --       2019
  Jennison Portfolio -- Class II Shares                                          $10.00            $10.70          --       2019
  Natural Resources Portfolio -- Class II Shares                                 $10.00            $ 9.71          --       2019
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                                    $10.00            $10.43          --       2019
--------------------------------------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Single Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $12.02            $13.90            --     2019
                                                            13.13             12.02            --     2018
                                                            11.60             13.13            --     2017
                                                            11.35             11.60            --     2016
                                                            11.45             11.35            --     2015
                                                            10.93             11.45            --     2014
                                                             9.60             10.93            --     2013
                                                             8.66              9.60            --     2012
                                                             9.13              8.66            --     2011
                                                             8.46              9.13            --     2010
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $12.22            $15.52            --     2019
                                                            13.88             12.22            --     2018
                                                            10.41             13.88            --     2017
                                                            10.73             10.41            --     2016
                                                            10.68             10.73            --     2015
                                                            10.42             10.68            --     2014
                                                             8.66             10.42            --     2013
                                                             7.82              8.66            --     2012
                                                            10.43              7.82            --     2011
                                                             8.99             10.43            --     2010
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $14.97            $18.11            --     2019
                                                            16.25             14.97            --     2018
                                                            14.00             16.25            --     2017
                                                            12.88             14.00            --     2016
                                                            12.98             12.88            --     2015
                                                            12.14             12.98            --     2014
                                                             9.22             12.14            --     2013
                                                             8.04              9.22            --     2012
                                                             7.74              8.04            --     2011
                                                             7.01              7.74            --     2010
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 5.57            $ 6.36        19,978     2019
                                                             7.39              5.57        24,213     2018
                                                             6.04              7.39        22,008     2017
                                                             6.22              6.04        60,963     2016
                                                             6.21              6.22        42,982     2015
                                                             6.78              6.21        49,679     2014
                                                             5.65              6.78        37,164     2013
                                                             5.05              5.65        74,093     2012
                                                             6.41              5.05        60,380     2011
                                                             6.28              6.41        53,671     2010
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $21.08            $27.72            --     2019
                                                            21.06             21.08            --     2018
                                                            16.34             21.06            --     2017
                                                            16.32             16.34            --     2016
                                                            15.04             16.32            --     2015
                                                            13.50             15.04            --     2014
                                                            10.07             13.50            --     2013
                                                             8.82             10.07            --     2012
                                                             9.37              8.82            --     2011
                                                             8.72              9.37            --     2010
----------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $21.87            $29.10             --    2019
                                                                                   22.60             21.87             --    2018
                                                                                   17.26             22.60             --    2017
                                                                                   16.61             17.26             --    2016
                                                                                   17.24             16.61             --    2015
                                                                                   17.99             17.24          8,128    2014
                                                                                   12.65             17.99             --    2013
                                                                                   11.27             12.65             --    2012
                                                                                   11.05             11.27             --    2011
                                                                                    8.27             11.05             --    2010
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $14.89            $19.80             --    2019
                                                                                   16.19             14.89             --    2018
                                                                                   13.08             16.19             --    2017
                                                                                   13.69             13.08             --    2016
                                                                                   13.55             13.69             --    2015
                                                                                   12.03             13.55             --    2014
                                                                                    9.50             12.03             --    2013
                                                                                    8.53              9.50             --    2012
                                                                                    8.84              8.53             --    2011
                                                                                    8.28              8.84             --    2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $ 9.14            $10.49         43,671    2019
                                                                                    9.89              9.14         47,155    2018
                                                                                    9.28              9.89         50,926    2017
                                                                                    9.04              9.28         53,560    2016
                                                                                    9.18              9.04         58,705    2015
                                                                                    8.69              9.18         65,242    2014
                                                                                    7.87              8.69         79,003    2013
                                                                                    7.17              7.87         85,955    2012
                                                                                    7.30              7.17         93,459    2011
                                                                                    6.62              7.30        101,011    2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                               $15.22            $20.70             --    2019
                                                                                   16.60             15.22             --    2018
                                                                                   13.21             16.60             --    2017
                                                                                   13.22             13.21             --    2016
                                                                                   12.71             13.22             --    2015
                                                                                   12.31             12.71             --    2014
                                                                                    9.27             12.31             --    2013
                                                                                    8.16              9.27             --    2012
                                                                                    8.27              8.16             --    2011
                                                                                    6.65              8.27             --    2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $13.79            $17.73          4,766    2019
                                                                                   16.27             13.79          6,532    2018
                                                                                   12.20             16.27         13,268    2017
                                                                                   12.48             12.20         12,860    2016
                                                                                   12.31             12.48         17,116    2015
                                                                                   12.32             12.31         22,327    2014
                                                                                    9.92             12.32         17,615    2013
                                                                                    8.38              9.92         23,087    2012
                                                                                    9.36              8.38         24,932    2011
                                                                                    8.27              9.36         24,992    2010
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $15.12            $19.49         28,276
                                                                                      16.81             15.12         38,351
                                                                                      14.73             16.81         31,801
                                                                                      13.53             14.73         35,602
                                                                                      13.41             13.53         23,663
                                                                                      12.41             13.41         30,973
                                                                                       9.65             12.41         34,976
                                                                                       8.46              9.65         47,249
                                                                                       8.67              8.46         99,530
                                                                                       7.65              8.67        108,091
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $16.17            $19.95          4,245
                                                                                      18.47             16.17          5,456
                                                                                      16.57             18.47          8,678
                                                                                      14.39             16.57          9,532
                                                                                      15.66             14.39         14,728
                                                                                      14.33             15.66         18,367
                                                                                      10.42             14.33         30,833
                                                                                       9.05             10.42         44,832
                                                                                       9.47              9.05         46,950
                                                                                       7.87              9.47         49,997
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $16.89            $22.60             --
                                                                                      17.91             16.89             --
                                                                                      14.37             17.91             --
                                                                                      14.36             14.37             --
                                                                                      13.98             14.36             --
                                                                                      13.17             13.98             --
                                                                                       9.61             13.17             --
                                                                                      10.00              9.61             --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $18.84            $25.15             --
                                                                                      20.03             18.84             --
                                                                                      16.12             20.03             --
                                                                                      16.14             16.12             --
                                                                                      15.75             16.14             --
                                                                                      14.88             15.75             --
                                                                                      10.88             14.88             --
                                                                                       9.81             10.88             --
                                                                                      10.70              9.81             --
                                                                                       9.15             10.70             --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $14.00            $17.11             --
                                                                                      16.33             14.00             --
                                                                                      14.19             16.33             --
                                                                                      12.40             14.19         22,080
                                                                                      13.51             12.40             --
                                                                                      12.65             13.51            940
                                                                                       9.53             12.65            986
                                                                                       8.19              9.53          1,147
                                                                                       8.55              8.19          1,242
                                                                                       7.55              8.55          1,250
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $13.82            $17.44         31,614
                                                                                      15.59             13.82         41,924
                                                                                      14.08             15.59         34,573
                                                                                      13.05             14.08         33,377
                                                                                      14.15             13.05             --
                                                                                      13.37             14.15             --
                                                                                      10.57             13.37             --
                                                                                       9.49             10.57             --
                                                                                       9.70              9.49             --
                                                                                       9.05              9.70             --
--------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $13.67            $16.06            --     2019
                                                                               15.48             13.67            --     2018
                                                                               14.28             15.48            --     2017
                                                                               12.71             14.28            --     2016
                                                                               13.33             12.71            --     2015
                                                                               12.53             13.33            --     2014
                                                                               10.25             12.53            --     2013
                                                                                9.32             10.25            --     2012
                                                                                9.65              9.32            --     2011
                                                                                8.81              9.65         4,583     2010
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $10.33            $12.96        13,098     2019
                                                                               12.45             10.33        17,658     2018
                                                                               10.37             12.45        17,365     2017
                                                                               10.67             10.37        10,209     2016
                                                                               11.20             10.67        24,957     2015
                                                                               11.43             11.20        19,851     2014
                                                                                9.84             11.43        20,314     2013
                                                                                8.73              9.84        24,588     2012
                                                                                9.59              8.73        17,366     2011
                                                                                8.70              9.59        17,702     2010
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $ 9.52            $12.12            --     2019
                                                                               12.06              9.52            --     2018
                                                                               10.52             12.06            --     2017
                                                                                9.11             10.52            --     2016
                                                                               10.42              9.11            --     2015
                                                                               10.01             10.42            --     2014
                                                                                7.68             10.01            --     2013
                                                                                6.67              7.68            --     2012
                                                                                7.06              6.67            --     2011
                                                                                6.74              7.06            --     2010
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.12            $11.85        17,558     2019
                                                                               11.69             11.12        20,859     2018
                                                                               11.53             11.69        18,404     2017
                                                                               11.28             11.53        18,255     2016
                                                                               11.82             11.28         4,746     2015
                                                                               11.70             11.82        29,356     2014
                                                                               13.06             11.70        30,200     2013
                                                                               12.43             13.06        28,848     2012
                                                                               11.37             12.43        28,023     2011
                                                                               11.05             11.37        34,135     2010
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $15.18            $19.11            --     2019
                                                                               16.63             15.18            --     2018
                                                                               14.93             16.63            --     2017
                                                                               12.36             14.93            --     2016
                                                                               13.55             12.36            --     2015
                                                                               13.18             13.55            --     2014
                                                                                9.48             13.18            --     2013
                                                                                8.55              9.48            --     2012
                                                                                8.97              8.55            --     2011
                                                                                7.15              8.97            --     2010
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $13.31            $16.09          7,923    2019
                                                                          14.81             13.31         10,057    2018
                                                                          14.01             14.81         10,866    2017
                                                                          12.16             14.01         18,602    2016
                                                                          13.24             12.16             --    2015
                                                                          12.35             13.24             --    2014
                                                                           9.17             12.35             --    2013
                                                                           8.23              9.17             --    2012
                                                                           8.65              8.23             --    2011
                                                                           7.86              8.65             --    2010
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $12.83            $14.78         63,932    2019
                                                                          14.18             12.83         71,230    2018
                                                                          12.75             14.18         76,863    2017
                                                                          12.55             12.75        105,221    2016
                                                                          12.96             12.55        220,008    2015
                                                                          12.99             12.96        231,828    2014
                                                                          11.60             12.99        243,247    2013
                                                                          10.78             11.60        286,806    2012
                                                                          11.44             10.78        320,145    2011
                                                                          10.65             11.44        319,219    2010
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $18.65            $24.15             --    2019
                                                                          18.55             18.65             --    2018
                                                                          14.67             18.55             --    2017
                                                                          13.94             14.67             --    2016
                                                                          13.89             13.94             --    2015
                                                                          12.46             13.89             --    2014
                                                                           9.53             12.46             --    2013
                                                                           8.49              9.53             --    2012
                                                                           8.47              8.49             --    2011
                                                                           7.52              8.47             --    2010
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $12.93            $16.67          7,630    2019
                                                                          13.54             12.93         10,417    2018
                                                                          10.40             13.54         19,790    2017
                                                                          10.00             10.40             --    2016
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $ 9.79            $11.99             --    2019
                                                                          12.03              9.79             --    2018
                                                                           9.66             12.03             --    2017
                                                                          10.00              9.66             --    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $11.53            $12.08         13,848    2019
                                                                          11.79             11.53         19,848    2018
                                                                          11.65             11.79          9,072    2017
                                                                          10.93             11.65          9,015    2016
                                                                          11.28             10.93          9,800    2015
                                                                          11.46             11.28         25,513    2014
                                                                          11.28             11.46         25,618    2013
                                                                          10.74             11.28         20,919    2012
                                                                          10.71             10.74            735    2011
                                                                          10.03             10.71            786    2010
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $15.45            $17.25            --     2019
                                                                         16.35             15.45            --     2018
                                                                         15.68             16.35            --     2017
                                                                         13.99             15.68            --     2016
                                                                         14.70             13.99            --     2015
                                                                         14.67             14.70            --     2014
                                                                         14.04             14.67            --     2013
                                                                         12.56             14.04            --     2012
                                                                         12.23             12.56            --     2011
                                                                         10.93             12.23            --     2010
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.50            $24.17            --     2019
                                                                         18.25             18.50            --     2018
                                                                         14.58             18.25            --     2017
                                                                         14.40             14.58            --     2016
                                                                         13.87             14.40            --     2015
                                                                         12.95             13.87            --     2014
                                                                          9.47             12.95            --     2013
                                                                          8.28              9.47            --     2012
                                                                          9.78              8.28        25,233     2011
                                                                          8.48              9.78        24,111     2010
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.47            $18.79        48,392     2019
                                                                         16.55             15.47        51,517     2018
                                                                         14.56             16.55        59,189     2017
                                                                         13.91             14.56        72,305     2016
                                                                         14.16             13.91        76,912     2015
                                                                         13.16             14.16        74,206     2014
                                                                         11.27             13.16        80,763     2013
                                                                         10.03             11.27        91,296     2012
                                                                         10.66             10.03        86,884     2011
                                                                          9.25             10.66        89,615     2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $16.57            $21.28         5,971     2019
                                                                         18.14             16.57         8,145     2018
                                                                         15.24             18.14        14,801     2017
                                                                         14.46             15.24        10,293     2016
                                                                         14.72             14.46        44,225     2015
                                                                         13.47             14.72        57,436     2014
                                                                         10.51             13.47        70,627     2013
                                                                          9.25             10.51        94,897     2012
                                                                          9.72              9.25         1,100     2011
                                                                          8.50              9.72         1,100     2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $17.08            $21.70            --     2019
                                                                         18.41             17.08            --     2018
                                                                         15.23             18.41            --     2017
                                                                         15.16             15.23            --     2016
                                                                         15.34             15.16            --     2015
                                                                         14.17             15.34            --     2014
                                                                         10.47             14.17            --     2013
                                                                          8.75             10.47            --     2012
                                                                          9.20              8.75            --     2011
                                                                          7.97              9.20            --     2010
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $12.66            $15.74         8,070     2019
                                                                  14.14             12.66        10,643     2018
                                                                  12.83             14.14        11,400     2017
                                                                  11.14             12.83            --     2016
                                                                  11.89             11.14        24,038     2015
                                                                  11.20             11.89        29,998     2014
                                                                   8.95             11.20        39,498     2013
                                                                   7.82              8.95        51,785     2012
                                                                   7.94              7.82         1,041     2011
                                                                   7.06              7.94         1,083     2010
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $15.25            $19.35            --     2019
                                                                  17.16             15.25            --     2018
                                                                  15.04             17.16            --     2017
                                                                  13.27             15.04            --     2016
                                                                  13.92             13.27            --     2015
                                                                  12.90             13.92            --     2014
                                                                   9.90             12.90            --     2013
                                                                   8.55              9.90            --     2012
                                                                   8.62              8.55            --     2011
                                                                   7.69              8.62            --     2010
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $22.86            $31.43            --     2019
                                                                  20.83             22.86            --     2018
                                                                  15.86             20.83            --     2017
                                                                  16.20             15.86            --     2016
                                                                  15.72             16.20        16,473     2015
                                                                  14.35             15.72         8,848     2014
                                                                  10.66             14.35        10,067     2013
                                                                  10.00             10.66        14,253     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $20.05            $26.28            --     2019
                                                                  20.58             20.05            --     2018
                                                                  15.60             20.58            --     2017
                                                                  15.85             15.60            --     2016
                                                                  15.15             15.85            --     2015
                                                                  13.95             15.15            --     2014
                                                                  10.48             13.95            --     2013
                                                                   9.36             10.48            --     2012
                                                                   9.57              9.36            --     2011
                                                                   7.90              9.57            --     2010
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.87            $12.71        32,688     2019
                                                                  12.23             11.87        39,323     2018
                                                                  12.02             12.23        61,311     2017
                                                                  11.75             12.02        61,267     2016
                                                                  12.12             11.75        54,639     2015
                                                                  11.72             12.12        41,047     2014
                                                                  12.23             11.72        49,095     2013
                                                                  11.84             12.23        56,314     2012
                                                                  11.30             11.84           666     2011
                                                                  10.74             11.30           750     2010
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $15.95            $19.22        11,014     2019
                                                                  19.13             15.95        13,878     2018
                                                                  16.22             19.13        14,110     2017
                                                                  14.81             16.22        16,087     2016
                                                                  15.38             14.81        14,299     2015
                                                                  14.83             15.38        32,026     2014
                                                                  11.15             14.83        29,653     2013
                                                                   9.95             11.15        41,443     2012
                                                                  11.40              9.95           407     2011
                                                                   9.07             11.40           369     2010
----------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2         $13.08            $17.16             --    2019
                                                             16.20             13.08             --    2018
                                                             13.90             16.20             --    2017
                                                             13.00             13.90             --    2016
                                                             13.72             13.00             --    2015
                                                             13.17             13.72             --    2014
                                                             10.34             13.17             --    2013
                                                              8.31             10.34             --    2012
                                                              9.34              8.31             --    2011
                                                              7.56              9.34             --    2010
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $11.14            $13.06         10,485    2019
                                                             12.60             11.14         12,668    2018
                                                             11.50             12.60         13,417    2017
                                                             10.38             11.50         14,056    2016
                                                             11.31             10.38         15,402    2015
                                                             11.24             11.31         15,622    2014
                                                              9.28             11.24         16,145    2013
                                                              8.22              9.28         17,714    2012
                                                              8.54              8.22         18,997    2011
                                                              7.91              8.54         22,554    2010
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $13.17            $14.95        118,736    2019
                                                             14.06             13.17        131,302    2018
                                                             13.10             14.06        150,861    2017
                                                             11.74             13.10        172,036    2016
                                                             12.91             11.74        225,812    2015
                                                             12.61             12.91        288,097    2014
                                                             11.31             12.61        318,263    2013
                                                             10.26             11.31        455,936    2012
                                                             10.24             10.26        534,402    2011
                                                              9.29             10.24        605,514    2010
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $11.87            $14.23             --    2019
                                                             13.34             11.87             --    2018
                                                             12.58             13.34             --    2017
                                                             11.08             12.58             --    2016
                                                             11.91             11.08             --    2015
                                                             11.36             11.91             --    2014
                                                              9.05             11.36             --    2013
                                                              8.10              9.05             --    2012
                                                              8.36              8.10         26,076    2011
                                                              7.69              8.36         27,985    2010
-----------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares               $ 9.51            $10.71             --    2019
                                                             11.41              9.51             --    2018
                                                              9.84             11.41             --    2017
                                                              9.17              9.84             --    2016
                                                             10.02              9.17             --    2015
                                                             10.54             10.02             --    2014
                                                              8.24             10.54             --    2013
                                                              6.95              8.24             --    2012
                                                              7.64              6.95             --    2011
                                                              7.27              7.64             --    2010
-----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.88            $ 8.85            --     2019
                                                                         8.94              8.88            --     2018
                                                                         9.09              8.94         2,024     2017
                                                                         9.29              9.09        12,871     2016
                                                                         9.49              9.29            --     2015
                                                                         9.70              9.49         6,714     2014
                                                                         9.91              9.70           495     2013
                                                                        10.00              9.91        28,663     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $17.85            $21.36        24,674     2019
                                                                        18.17             17.85        26,550     2018
                                                                        15.72             18.17        34,109     2017
                                                                        15.39             15.72        44,366     2016
                                                                        15.67             15.39        46,979     2015
                                                                        14.79             15.67        46,070     2014
                                                                        12.62             14.79        51,068     2013
                                                                        11.38             12.62        43,145     2012
                                                                        11.47             11.38        49,219     2011
                                                                        10.84             11.47        39,827     2010
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $22.29            $29.85            --     2019
                                                                        22.40             22.29            --     2018
                                                                        17.61             22.40            --     2017
                                                                        17.65             17.61         8,893     2016
                                                                        16.12             17.65         9,068     2015
                                                                        15.19             16.12        13,733     2014
                                                                        11.86             15.19        15,113     2013
                                                                         9.78             11.86        20,182     2012
                                                                        10.74              9.78        15,271     2011
                                                                        10.31             10.74        15,494     2010
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $17.19            $20.98            --     2019
                                                                        19.22             17.19            --     2018
                                                                        16.93             19.22            --     2017
                                                                        17.14             16.93            --     2016
                                                                        17.86             17.14            --     2015
                                                                        15.20             17.86            --     2014
                                                                        10.54             15.20            --     2013
                                                                         9.10             10.54            --     2012
                                                                         9.10              9.10            --     2011
                                                                         7.46              9.10            --     2010
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $15.23            $19.59            48     2019
                                                                        16.39             15.23            66     2018
                                                                        14.07             16.39         4,718     2017
                                                                        12.53             14.07         4,784     2016
                                                                        13.40             12.53         8,530     2015
                                                                        12.07             13.40        16,087     2014
                                                                         9.81             12.07        14,963     2013
                                                                         8.79              9.81        16,430     2012
                                                                         8.34              8.79        17,013     2011
                                                                         7.60              8.34        17,997     2010
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $10.44            $13.17            --     2019
                                                                                  11.71             10.44            --     2018
                                                                                  10.42             11.71            --     2017
                                                                                   9.43             10.42            --     2016
                                                                                   9.92              9.43            --     2015
                                                                                  10.00              9.92            --     2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $16.77            $21.54            --     2019
                                                                                  18.18             16.77            --     2018
                                                                                  15.10             18.18            --     2017
                                                                                  14.25             15.10            --     2016
                                                                                  14.57             14.25            --     2015
                                                                                  13.45             14.57            --     2014
                                                                                  10.43             13.45            --     2013
                                                                                   8.97             10.43            --     2012
                                                                                   9.40              8.97            --     2011
                                                                                   8.66              9.40            --     2010
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $13.24            $15.56        31,223     2019
                                                                                  14.38             13.24        34,203     2018
                                                                                  13.12             14.38        36,651     2017
                                                                                  12.32             13.12        39,241     2016
                                                                                  12.66             12.32        43,739     2015
                                                                                  11.95             12.66        46,972     2014
                                                                                  10.29             11.95        53,411     2013
                                                                                   9.48             10.29        58,471     2012
                                                                                   9.54              9.48        67,111     2011
                                                                                   8.89              9.54        75,670     2010
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $16.34            $19.95            --     2019
                                                                                  16.56             16.34            --     2018
                                                                                  14.78             16.56            --     2017
                                                                                  13.58             14.78            --     2016
                                                                                  16.28             13.58            --     2015
                                                                                  14.80             16.28            --     2014
                                                                                  12.58             14.80            --     2013
                                                                                  11.36             12.58            --     2012
                                                                                  10.90             11.36            --     2011
                                                                                   9.81             10.90            --     2010
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.36            $16.88            --     2019
                                                                                  12.56             12.36            --     2018
                                                                                  10.02             12.56            --     2017
                                                                                   9.67             10.02            --     2016
                                                                                  10.00              9.67            --     2015
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                    $12.40            $13.56            --     2019
                                                                                  13.40             12.40            --     2018
                                                                                  12.08             13.40            --     2017
                                                                                  10.93             12.08            --     2016
                                                                                  12.31             10.93            --     2015
                                                                                  12.52             12.31            --     2014
                                                                                  12.78             12.52            --     2013
                                                                                  11.38             12.78            --     2012
                                                                                  11.41             11.38            --     2011
                                                                                  10.32             11.41            --     2010
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.55            $16.34        10,257     2019
                                                                              15.28             14.55         9,457     2018
                                                                              14.65             15.28         6,997     2017
                                                                              13.31             14.65         7,202     2016
                                                                              13.83             13.31        20,147     2015
                                                                              13.68             13.83        15,133     2014
                                                                              13.22             13.68        10,399     2013
                                                                              11.82             13.22        11,475     2012
                                                                              11.69             11.82        17,818     2011
                                                                              10.44             11.69        20,001     2010
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.91            $17.64         9,261     2019
                                                                              16.66             15.91         8,923     2018
                                                                              15.62             16.66         6,460     2017
                                                                              15.86             15.62         6,759     2016
                                                                              16.43             15.86            --     2015
                                                                              13.54             16.43           589     2014
                                                                              15.90             13.54           702     2013
                                                                              15.56             15.90           550     2012
                                                                              12.44             15.56           507     2011
                                                                              11.39             12.44           696     2010
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.95            $11.14        11,192     2019
                                                                              11.15             10.95        12,734     2018
                                                                              11.25             11.15         9,589     2017
                                                                              11.33             11.25         9,340     2016
                                                                              11.55             11.33        23,660     2015
                                                                              11.70             11.55        83,216     2014
                                                                              11.97             11.70        77,603     2013
                                                                              11.56             11.97        80,229     2012
                                                                              11.68             11.56        76,525     2011
                                                                              11.34             11.68        84,083     2010
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.47            $14.28        29,053     2019
                                                                              13.84             13.47        38,127     2018
                                                                              13.48             13.84        54,234     2017
                                                                              13.42             13.48        54,680     2016
                                                                              13.65             13.42        59,841     2015
                                                                              13.38             13.65        41,525     2014
                                                                              13.95             13.38        48,322     2013
                                                                              13.01             13.95        49,479     2012
                                                                              12.83             13.01        54,479     2011
                                                                              12.13             12.83        61,287     2010
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $25.95            $34.75            --     2019
                                                                              27.01             25.95            --     2018
                                                                              21.05             27.01            --     2017
                                                                              20.30             21.05            --     2016
                                                                              19.16             20.30            --     2015
                                                                              16.67             19.16            --     2014
                                                                              12.66             16.67            --     2013
                                                                              11.08             12.66            --     2012
                                                                              11.08             11.08            --     2011
                                                                               9.56             11.08            --     2010
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $10.88            $11.56            --     2019
                                                                11.28             10.88            --     2018
                                                                11.16             11.28            --     2017
                                                                11.08             11.16            --     2016
                                                                11.37             11.08            --     2015
                                                                11.05             11.37            --     2014
                                                                11.45             11.05            --     2013
                                                                11.07             11.45            --     2012
                                                                10.55             11.07            --     2011
                                                                10.03             10.55            --     2010
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $19.55            $26.27            --     2019
                                                                20.53             19.55            --     2018
                                                                16.35             20.53            --     2017
                                                                16.30             16.35            --     2016
                                                                16.13             16.30            --     2015
                                                                14.45             16.13            --     2014
                                                                10.95             14.45            --     2013
                                                                 9.26             10.95            --     2012
                                                                 9.42              9.26            --     2011
                                                                 8.62              9.42            --     2010
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $14.45            $17.84         4,704     2019
                                                                15.67             14.45         6,146     2018
                                                                15.13             15.67         6,860     2017
                                                                14.31             15.13         7,071     2016
                                                                13.99             14.31         7,608     2015
                                                                10.84             13.99         9,935     2014
                                                                10.80             10.84        19,662     2013
                                                                 9.45             10.80         7,102     2012
                                                                 8.79              9.45         7,538     2011
                                                                 6.97              8.79         8,991     2010
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $16.84            $21.59            --     2019
                                                                18.06             16.84            --     2018
                                                                15.19             18.06            --     2017
                                                                13.91             15.19            --     2016
                                                                14.06             13.91            --     2015
                                                                12.69             14.06           535     2014
                                                                 9.82             12.69           588     2013
                                                                 8.68              9.82           665     2012
                                                                 8.72              8.68           703     2011
                                                                 7.76              8.72           734     2010
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $16.69            $20.60            --     2019
                                                                18.89             16.69            --     2018
                                                                17.13             18.89            --     2017
                                                                14.14             17.13            --     2016
                                                                15.08             14.14            --     2015
                                                                14.85             15.08            --     2014
                                                                11.09             14.85            --     2013
                                                                 9.89             11.09            --     2012
                                                                 9.80              9.89            --     2011
                                                                 7.86              9.80            --     2010
--------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $11.81            $13.35         307,997   2019
                                                             12.92             11.81         345,486   2018
                                                             11.46             12.92         369,400   2017
                                                             11.04             11.46         470,271   2016
                                                             11.43             11.04         507,452   2015
                                                             11.12             11.43         564,488   2014
                                                              9.91             11.12         625,435   2013
                                                              9.03              9.91         807,462   2012
                                                              9.52              9.03         925,945   2011
                                                              8.89              9.52       1,033,615   2010
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $16.15            $20.82              --   2019
                                                             17.08             16.15              --   2018
                                                             14.56             17.08              --   2017
                                                             13.61             14.56              --   2016
                                                             14.24             13.61              --   2015
                                                             12.90             14.24              --   2014
                                                              9.85             12.90              --   2013
                                                              8.69              9.85              --   2012
                                                              9.15              8.69              --   2011
                                                              8.48              9.15              --   2010
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $16.49            $20.71              --   2019
                                                             17.87             16.49              --   2018
                                                             14.08             17.87              --   2017
                                                             14.21             14.08              --   2016
                                                             13.72             14.21              --   2015
                                                             13.14             13.72             727   2014
                                                             10.38             13.14             752   2013
                                                              9.59             10.38             841   2012
                                                             10.27              9.59             840   2011
                                                              9.77             10.27             829   2010
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $21.69            $28.19              --   2019
                                                             22.44             21.69              --   2018
                                                             16.84             22.44              --   2017
                                                             17.44             16.84              --   2016
                                                             16.05             17.44              --   2015
                                                             14.97             16.05              --   2014
                                                             11.16             14.97              --   2013
                                                              9.85             11.16              --   2012
                                                             10.08              9.85              --   2011
                                                              9.24             10.08              --   2010
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 5.91            $ 6.38          26,878   2019
                                                              7.41              5.91          30,405   2018
                                                              7.61              7.41          22,433   2017
                                                              6.23              7.61          13,514   2016
                                                              8.95              6.23           8,378   2015
                                                             11.41              8.95           8,073   2014
                                                             10.62             11.41           6,526   2013
                                                             11.18             10.62           7,406   2012
                                                             14.17             11.18             184   2011
                                                             11.36             14.17             153   2010
-----------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $23.99            $32.17          --       2019
                                                       24.45             23.99          --       2018
                                                       18.56             24.45          --       2017
                                                       18.87             18.56          --       2016
                                                       19.03             18.87          --       2015
                                                       18.73             19.03          --       2014
                                                       13.68             18.73          --       2013
                                                       11.61             13.68          --       2012
                                                       12.57             11.61          --       2011
                                                       10.00             12.57          --       2010
-----------------------------------------------------------------------------------------------------

  Lifetime Income Plus (for Single Annuitant contracts) Elected - reset on or after 07/15/19

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                   $10.00            $10.37          --
  AB Global Thematic Growth Portfolio -- Class B                                     $10.00            $10.56          --
  AB Growth and Income Portfolio -- Class B                                          $10.00            $10.62          --
  AB International Value Portfolio -- Class B                                        $10.00            $10.60          --
  AB Large Cap Growth Portfolio -- Class B                                           $10.00            $10.83          --
  AB Small Cap Growth Portfolio -- Class B                                           $10.00            $10.26          --
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares             $10.00            $10.87          --
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares            $10.00            $10.31          --
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                                  $10.00            $10.38          --
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                           $10.00            $10.62          --
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $10.00            $10.59          --
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $10.00            $10.79          --
  Invesco V.I. American Franchise Fund -- Series I shares                            $10.00            $10.89          --
  Invesco V.I. American Franchise Fund -- Series II shares                           $10.00            $10.88          --
  Invesco V.I. Comstock Fund -- Series II shares                                     $10.00            $10.70          --
  Invesco V.I. Core Equity Fund -- Series I shares                                   $10.00            $10.68          --
  Invesco V.I. Equity and Income Fund -- Series II shares                            $10.00            $10.42          --
  Invesco V.I. International Growth Fund -- Series II shares                         $10.00            $10.55          --
  Invesco V.I. Value Opportunities Fund -- Series II shares                          $10.00            $10.68          --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $10.00            $10.07          --
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares                $10.00            $10.59          --
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $10.00            $10.58          --
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $10.00            $10.48          --
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                     $10.00            $10.27          --
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
--------------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                                  $10.00            $10.53          --
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                       $10.00            $10.76          --
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                    $10.00            $10.08          --
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $10.00            $10.23          --
  Federated Kaufmann Fund II -- Service Shares                                       $10.00            $10.32          --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                          $10.00            $10.62          --
  VIP Contrafund(R) Portfolio -- Service Class 2                                     $10.00            $10.61          --
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                      $10.00            $10.64          --
  VIP Equity-Income Portfolio -- Service Class 2                                     $10.00            $10.72          --
  VIP Growth & Income Portfolio -- Service Class 2                                   $10.00            $10.96          --
  VIP Growth Opportunities Portfolio -- Service Class 2                              $10.00            $10.87          --
  VIP Growth Portfolio -- Service Class 2                                            $10.00            $10.76          --
  VIP Investment Grade Bond Portfolio -- Service Class 2                             $10.00            $10.13          --
  VIP Mid Cap Portfolio -- Service Class 2                                           $10.00            $10.35          --
  VIP Value Strategies Portfolio -- Service Class 2                                  $10.00            $10.80          --
--------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                             2019
  AB Global Thematic Growth Portfolio -- Class B                               2019
  AB Growth and Income Portfolio -- Class B                                    2019
  AB International Value Portfolio -- Class B                                  2019
  AB Large Cap Growth Portfolio -- Class B                                     2019
  AB Small Cap Growth Portfolio -- Class B                                     2019
-----------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares       2019
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares      2019
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                            2019
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                     2019
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2019
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2019
  Invesco V.I. American Franchise Fund -- Series I shares                      2019
  Invesco V.I. American Franchise Fund -- Series II shares                     2019
  Invesco V.I. Comstock Fund -- Series II shares                               2019
  Invesco V.I. Core Equity Fund -- Series I shares                             2019
  Invesco V.I. Equity and Income Fund -- Series II shares                      2019
  Invesco V.I. International Growth Fund -- Series II shares                   2019
  Invesco V.I. Value Opportunities Fund -- Series II shares                    2019
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2019
-----------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares          2019
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2019
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2019
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares               2019
-----------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                            2019
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                 2019
-----------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                              2019
-----------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2019
  Federated Kaufmann Fund II -- Service Shares                                 2019
-----------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                    2019
  VIP Contrafund(R) Portfolio -- Service Class 2                               2019
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                2019
  VIP Equity-Income Portfolio -- Service Class 2                               2019
  VIP Growth & Income Portfolio -- Service Class 2                             2019
  VIP Growth Opportunities Portfolio -- Service Class 2                        2019
  VIP Growth Portfolio -- Service Class 2                                      2019
  VIP Investment Grade Bond Portfolio -- Service Class 2                       2019
  VIP Mid Cap Portfolio -- Service Class 2                                     2019
  VIP Value Strategies Portfolio -- Service Class 2                            2019
-----------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                                 $10.00            $10.43          --       2019
  Franklin Income VIP Fund -- Class 2 Shares                                     $10.00            $10.29          --       2019
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                              $10.00            $10.57          --       2019
  Templeton Growth VIP Fund -- Class 2 Shares                                    $10.00            $10.62          --       2019
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares                   $10.00            $ 9.94          --       2019
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                           $10.00            $10.62          --       2019
  Janus Henderson Forty Portfolio -- Service Shares                              $10.00            $10.80          --       2019
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II                   $10.00            $10.97          --       2019
  ClearBridge Variable Dividend Strategy Portfolio -- Class II                   $10.00            $10.68          --       2019
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $10.00            $10.62          --       2019
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $10.00            $10.60          --       2019
  MFS(R) Total Return Series -- Service Class Shares                             $10.00            $10.46          --       2019
  MFS(R) Utilities Series -- Service Class Shares                                $10.00            $10.51          --       2019
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $10.95          --       2019
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                    $10.00            $10.19          --       2019
  High Yield Portfolio -- Administrative Class Shares                            $10.00            $10.24          --       2019
  Long-Term U.S. Government Portfolio -- Administrative Class Shares             $10.00            $10.15          --       2019
  Low Duration Portfolio -- Administrative Class Shares                          $10.00            $10.00          --       2019
  Total Return Portfolio -- Administrative Class Shares                          $10.00            $10.09          --       2019
--------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                          $10.00            $11.01          --       2019
--------------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                           $10.00            $10.09          --       2019
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares                            $10.00            $11.05          --       2019
  Real Estate Securities V.I.S. Fund -- Class 1 Shares                           $10.00            $10.24          --       2019
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares                                 $10.00            $10.79          --       2019
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares                                 $10.00            $10.61          --       2019
  Total Return V.I.S. Fund -- Class 3 Shares                                     $10.00            $10.24          --       2019
  U.S. Equity V.I.S. Fund -- Class 1 Shares                                      $10.00            $10.77          --       2019
--------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                              $10.00            $10.68          --       2019
  Jennison Portfolio -- Class II Shares                                          $10.00            $10.70          --       2019
  Natural Resources Portfolio -- Class II Shares                                 $10.00            $ 9.71          --       2019
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                                    $10.00            $10.43          --       2019
--------------------------------------------------------------------------------------------------------------------------------

       Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.68            $13.47         1,114     2019
                                                            12.78             11.68         1,304     2018
                                                            11.33             12.78         1,492     2017
                                                            11.11             11.33         1,728     2016
                                                            11.24             11.11         1,874     2015
                                                            10.75             11.24         2,159     2014
                                                             9.47             10.75         2,410     2013
                                                             8.56              9.47         2,600     2012
                                                             9.05              8.56         2,841     2011
                                                             8.41              9.05         3,069     2010
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $11.67            $14.78            --     2019
                                                            13.28             11.67            --     2018
                                                             9.98             13.28            --     2017
                                                            10.32              9.98            --     2016
                                                            10.30             10.32            --     2015
                                                            10.07             10.30            --     2014
                                                             8.39             10.07            --     2013
                                                             7.59              8.39            --     2012
                                                            10.16              7.59            --     2011
                                                             8.78             10.16            --     2010
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $14.02            $16.91            --     2019
                                                            15.26             14.02            --     2018
                                                            13.18             15.26            --     2017
                                                            12.16             13.18            --     2016
                                                            12.28             12.16            --     2015
                                                            11.51             12.28            --     2014
                                                             8.76             11.51            --     2013
                                                             7.66              8.76            --     2012
                                                             7.40              7.66            --     2011
                                                             6.72              7.40            --     2010
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 5.09            $ 5.81         3,763     2019
                                                             6.78              5.09         5,010     2018
                                                             5.55              6.78         4,485     2017
                                                             5.73              5.55        14,377     2016
                                                             5.74              5.73        10,859     2015
                                                             6.28              5.74        14,615     2014
                                                             5.25              6.28        11,623     2013
                                                             4.71              5.25        20,159     2012
                                                             5.99              4.71        16,787     2011
                                                             5.88              5.99        22,108     2010
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $20.03            $26.27            --     2019
                                                            20.06             20.03            --     2018
                                                            15.61             20.06            --     2017
                                                            15.62             15.61            --     2016
                                                            14.44             15.62            --     2015
                                                            13.00             14.44            --     2014
                                                             9.72             13.00            --     2013
                                                             8.53              9.72            --     2012
                                                             9.08              8.53            --     2011
                                                             8.47              9.08            --     2010
----------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $19.89            $26.40            --     2019
                                                                                   20.61             19.89            --     2018
                                                                                   15.78             20.61            --     2017
                                                                                   15.22             15.78            --     2016
                                                                                   15.84             15.22            --     2015
                                                                                   16.58             15.84         2,311     2014
                                                                                   11.68             16.58            --     2013
                                                                                   10.44             11.68            --     2012
                                                                                   10.26             10.44            --     2011
                                                                                    7.70             10.26            --     2010
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $13.89            $18.42            --     2019
                                                                                   15.14             13.89            --     2018
                                                                                   12.26             15.14            --     2017
                                                                                   12.87             12.26            --     2016
                                                                                   12.77             12.87            --     2015
                                                                                   11.37             12.77            --     2014
                                                                                    9.00             11.37            --     2013
                                                                                    8.10              9.00            --     2012
                                                                                    8.42              8.10            --     2011
                                                                                    7.90              8.42            --     2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $ 8.55            $ 9.78         2,029     2019
                                                                                    9.27              8.55         2,388     2018
                                                                                    8.72              9.27         2,735     2017
                                                                                    8.51              8.72         2,998     2016
                                                                                    8.67              8.51         7,509     2015
                                                                                    8.23              8.67        12,095     2014
                                                                                    7.47              8.23        12,518     2013
                                                                                    6.83              7.47        12,095     2012
                                                                                    6.97              6.83        19,129     2011
                                                                                    6.34              6.97        20,088     2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                               $14.31            $19.42            --     2019
                                                                                   15.66             14.31            --     2018
                                                                                   12.49             15.66            --     2017
                                                                                   12.53             12.49            --     2016
                                                                                   12.07             12.53            --     2015
                                                                                   11.72             12.07            --     2014
                                                                                    8.86             11.72            --     2013
                                                                                    7.81              8.86            --     2012
                                                                                    7.94              7.81            --     2011
                                                                                    6.39              7.94            --     2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $12.70            $16.29           891     2019
                                                                                   15.03             12.70         1,352     2018
                                                                                   11.29             15.03         2,683     2017
                                                                                   11.59             11.29         3,324     2016
                                                                                   11.45             11.59         4,251     2015
                                                                                   11.50             11.45         7,053     2014
                                                                                    9.28             11.50         6,068     2013
                                                                                    7.86              9.28         6,925     2012
                                                                                    8.80              7.86         7,566     2011
                                                                                    7.79              8.80        11,210     2010
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $14.09            $18.12         5,233
                                                                                      15.71             14.09         7,869
                                                                                      13.80             15.71         6,382
                                                                                      12.70             13.80         9,474
                                                                                      12.62             12.70         7,468
                                                                                      11.72             12.62        11,493
                                                                                       9.13             11.72        13,507
                                                                                       8.03              9.13        15,991
                                                                                       8.25              8.03        29,705
                                                                                       7.30              8.25        48,022
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $14.63            $18.01           810
                                                                                      16.75             14.63         1,162
                                                                                      15.07             16.75         1,799
                                                                                      13.12             15.07         3,052
                                                                                      14.31             13.12         4,383
                                                                                      13.14             14.31         6,403
                                                                                       9.57             13.14        10,615
                                                                                       8.33              9.57        13,572
                                                                                       8.75              8.33        14,318
                                                                                       7.28              8.75        22,576
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $16.60            $22.16            --
                                                                                      17.65             16.60            --
                                                                                      14.20             17.65            --
                                                                                      14.23             14.20            --
                                                                                      13.88             14.23            --
                                                                                      13.12             13.88            --
                                                                                       9.59             13.12            --
                                                                                      10.00              9.59            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $12.98            $15.83            --
                                                                                      15.18             12.98            --
                                                                                      13.23             15.18            --
                                                                                      11.58             13.23         4,421
                                                                                      12.65             11.58            --
                                                                                      11.88             12.65            --
                                                                                       8.97             11.88            --
                                                                                       7.73              8.97            --
                                                                                       8.09              7.73            --
                                                                                       7.17              8.09            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $12.62            $15.89         5,967
                                                                                      14.28             12.62         8,775
                                                                                      12.92             14.28         7,064
                                                                                      12.01             12.92         6,798
                                                                                      13.06             12.01            --
                                                                                      12.37             13.06            --
                                                                                       9.81             12.37            --
                                                                                       8.82              9.81            --
                                                                                       9.05              8.82            --
                                                                                       8.46              9.05            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                            $13.27            $15.55         1,769
                                                                                      15.07             13.27         1,797
                                                                                      13.93             15.07         1,732
                                                                                      12.43             13.93         1,697
                                                                                      13.07             12.43         3,962
                                                                                      12.32             13.07         3,922
                                                                                      10.10             12.32         3,925
                                                                                       9.21             10.10         3,729
                                                                                       9.56              9.21         4,142
                                                                                       8.75              9.56         4,070
--------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                      2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $ 9.17            $11.48         2,535     2019
                                                                               11.09              9.17         3,741     2018
                                                                                9.26             11.09         3,658     2017
                                                                                9.55              9.26         2,739     2016
                                                                               10.05              9.55         5,908     2015
                                                                               10.28             10.05         6,013     2014
                                                                                8.88             10.28         6,481     2013
                                                                                7.89              8.88         6,904     2012
                                                                                8.69              7.89         5,023     2011
                                                                                7.91              8.69         7,620     2010
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $ 8.86            $11.25            --     2019
                                                                               11.25              8.86            --     2018
                                                                                9.84             11.25            --     2017
                                                                                8.55              9.84            --     2016
                                                                                9.80              8.55            --     2015
                                                                                9.44              9.80            --     2014
                                                                                7.26              9.44            --     2013
                                                                                6.32              7.26            --     2012
                                                                                6.70              6.32            --     2011
                                                                                6.42              6.70            --     2010
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $10.70            $11.37         3,188     2019
                                                                               11.28             10.70         3,985     2018
                                                                               11.15             11.28         3,578     2017
                                                                               10.94             11.15         4,796     2016
                                                                               11.49             10.94         2,236     2015
                                                                               11.40             11.49         9,099     2014
                                                                               12.76             11.40         9,848     2013
                                                                               12.18             12.76         8,283     2012
                                                                               11.16             12.18         8,013     2011
                                                                               10.88             11.16        14,768     2010
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $14.03            $17.62            --     2019
                                                                               15.40             14.03            --     2018
                                                                               13.86             15.40            --     2017
                                                                               11.51             13.86            --     2016
                                                                               12.65             11.51            --     2015
                                                                               12.34             12.65            --     2014
                                                                                8.90             12.34            --     2013
                                                                                8.05              8.90            --     2012
                                                                                8.46              8.05            --     2011
                                                                                6.76              8.46            --     2010
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $12.28            $14.80         1,481     2019
                                                                               13.69             12.28         2,082     2018
                                                                               12.99             13.69         2,205     2017
                                                                               11.30             12.99         3,739     2016
                                                                               12.34             11.30            --     2015
                                                                               11.53             12.34            --     2014
                                                                                8.58             11.53            --     2013
                                                                                7.73              8.58            --     2012
                                                                                8.14              7.73            --     2011
                                                                                7.42              8.14            --     2010
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $11.91            $13.69        22,205     2019
                                                                          13.21             11.91        23,230     2018
                                                                          11.90             13.21        26,964     2017
                                                                          11.75             11.90        34,172     2016
                                                                          12.16             11.75        41,520     2015
                                                                          12.22             12.16        47,077     2014
                                                                          10.94             12.22        47,977     2013
                                                                          10.20             10.94        47,394     2012
                                                                          10.84             10.20        24,784     2011
                                                                          10.12             10.84        24,784     2010
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $17.29            $22.33            --     2019
                                                                          17.24             17.29            --     2018
                                                                          13.66             17.24            --     2017
                                                                          13.02             13.66            --     2016
                                                                          13.01             13.02            --     2015
                                                                          11.70             13.01            --     2014
                                                                           8.97             11.70            --     2013
                                                                           8.01              8.97            --     2012
                                                                           8.02              8.01            --     2011
                                                                           7.14              8.02            --     2010
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $12.84            $16.51         1,324     2019
                                                                          13.48             12.84         1,997     2018
                                                                          10.38             13.48         3,717     2017
                                                                          10.00             10.38            --     2016
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $ 9.72            $11.88            --     2019
                                                                          11.98              9.72            --     2018
                                                                           9.65             11.98            --     2017
                                                                          10.00              9.65           576     2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $11.00            $11.50         2,527     2019
                                                                          11.28             11.00         3,845     2018
                                                                          11.18             11.28         1,780     2017
                                                                          10.51             11.18         1,762     2016
                                                                          10.88             10.51         1,927     2015
                                                                          11.08             10.88         6,573     2014
                                                                          10.93             11.08         7,012     2013
                                                                          10.44             10.93         5,015     2012
                                                                          10.43             10.44            --     2011
                                                                           9.79             10.43            --     2010
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $14.48            $16.12            --     2019
                                                                          15.36             14.48            --     2018
                                                                          14.77             15.36            --     2017
                                                                          13.21             14.77            --     2016
                                                                          13.91             13.21            --     2015
                                                                          13.92             13.91            --     2014
                                                                          13.36             13.92            --     2013
                                                                          11.98             13.36            --     2012
                                                                          11.70             11.98            --     2011
                                                                          10.48             11.70            --     2010
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $16.90            $22.02            --     2019
                                                                         16.72             16.90            --     2018
                                                                         13.39             16.72            --     2017
                                                                         13.26             13.39           611     2016
                                                                         12.80             13.26           644     2015
                                                                         11.98             12.80           731     2014
                                                                          8.79             11.98           793     2013
                                                                          7.70              8.79         1,015     2012
                                                                          9.12              7.70         7,730     2011
                                                                          7.93              9.12        10,941     2010
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.26            $17.27        13,558     2019
                                                                         15.29             14.26        14,923     2018
                                                                         13.49             15.29         1,711     2017
                                                                         12.92             13.49         6,819     2016
                                                                         13.19             12.92         9,774     2015
                                                                         12.28             13.19        12,674     2014
                                                                         10.55             12.28        13,595     2013
                                                                          9.42             10.55        14,094     2012
                                                                         10.03              9.42        15,417     2011
                                                                          8.73             10.03        15,295     2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.47            $19.82         1,104     2019
                                                                         16.98             15.47         1,671     2018
                                                                         14.30             16.98         2,961     2017
                                                                         13.60             14.30         4,340     2016
                                                                         13.88             13.60        11,450     2015
                                                                         12.74             13.88        18,312     2014
                                                                          9.97             12.74        23,405     2013
                                                                          8.79              9.97        27,520     2012
                                                                          9.27              8.79            --     2011
                                                                          8.12              9.27            --     2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.78            $20.00            --     2019
                                                                         17.05             15.78            --     2018
                                                                         14.15             17.05            --     2017
                                                                         14.12             14.15            --     2016
                                                                         14.32             14.12            --     2015
                                                                         13.26             14.32            --     2014
                                                                          9.82             13.26            --     2013
                                                                          8.23              9.82            --     2012
                                                                          8.68              8.23            --     2011
                                                                          7.53              8.68            --     2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $11.64            $14.44         1,516     2019
                                                                         13.04             11.64         2,206     2018
                                                                         11.86             13.04         2,317     2017
                                                                         10.32             11.86           692     2016
                                                                         11.04             10.32         5,757     2015
                                                                         10.43             11.04         9,031     2014
                                                                          8.36             10.43        12,382     2013
                                                                          7.32              8.36        14,200     2012
                                                                          7.45              7.32            --     2011
                                                                          6.64              7.45            --     2010
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $14.18            $17.95            --     2019
                                                                  16.00             14.18            --     2018
                                                                  14.06             16.00            --     2017
                                                                  12.44             14.06            --     2016
                                                                  13.08             12.44            --     2015
                                                                  12.15             13.08            --     2014
                                                                   9.35             12.15            --     2013
                                                                   8.10              9.35            --     2012
                                                                   8.19              8.10            --     2011
                                                                   7.32              8.19            --     2010
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $22.46            $30.80            --     2019
                                                                  20.51             22.46            --     2018
                                                                  15.66             20.51            --     2017
                                                                  16.04             15.66           698     2016
                                                                  15.60             16.04         3,879     2015
                                                                  14.28             15.60         2,522     2014
                                                                  10.63             14.28         3,031     2013
                                                                  10.00             10.63         3,731     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $18.77            $24.55            --     2019
                                                                  19.32             18.77            --     2018
                                                                  14.68             19.32            --     2017
                                                                  14.96             14.68            --     2016
                                                                  14.34             14.96            --     2015
                                                                  13.23             14.34            --     2014
                                                                   9.97             13.23            --     2013
                                                                   8.93              9.97            --     2012
                                                                   9.15              8.93            --     2011
                                                                   7.57              9.15            --     2010
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.52            $12.30         5,891     2019
                                                                  11.90             11.52         7,426     2018
                                                                  11.72             11.90        11,821     2017
                                                                  11.50             11.72        14,176     2016
                                                                  11.88             11.50        13,060     2015
                                                                  11.53             11.88        13,148     2014
                                                                  12.06             11.53        16,152     2013
                                                                  11.70             12.06        16,074     2012
                                                                  11.20             11.70            --     2011
                                                                  10.67             11.20            --     2010
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $14.59            $17.54         2,078     2019
                                                                  17.55             14.59         2,910     2018
                                                                  14.91             17.55         2,881     2017
                                                                  13.65             14.91         3,818     2016
                                                                  14.22             13.65         3,579     2015
                                                                  13.74             14.22         9,599     2014
                                                                  10.36             13.74         9,455     2013
                                                                   9.27             10.36        11,578     2012
                                                                  10.65              9.27            --     2011
                                                                   8.49             10.65            --     2010
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $11.37            $14.88            --     2019
                                                                  14.13             11.37            --     2018
                                                                  12.15             14.13            --     2017
                                                                  11.39             12.15            --     2016
                                                                  12.06             11.39            --     2015
                                                                  11.60             12.06            --     2014
                                                                   9.13             11.60            --     2013
                                                                   7.36              9.13            --     2012
                                                                   8.29              7.36            --     2011
                                                                   6.72              8.29            --     2010
----------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                       $10.82            $12.65          5,943    2019
                                                                        12.27             10.82          6,736    2018
                                                                        11.23             12.27          7,472    2017
                                                                        10.16             11.23         14,302    2016
                                                                        11.10             10.16         16,367    2015
                                                                        11.06             11.10         17,299    2014
                                                                         9.15             11.06         20,748    2013
                                                                         8.13              9.15         23,093    2012
                                                                         8.46              8.13         28,284    2011
                                                                         7.86              8.46         29,762    2010
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $12.12            $13.73         23,810    2019
                                                                        12.98             12.12         59,736    2018
                                                                        12.13             12.98         65,478    2017
                                                                        10.90             12.13        150,373    2016
                                                                        12.01             10.90        193,570    2015
                                                                        11.76             12.01        211,593    2014
                                                                        10.58             11.76        219,770    2013
                                                                         9.62             10.58        222,309    2012
                                                                         9.63              9.62        230,151    2011
                                                                         8.76              9.63        159,093    2010
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $10.91            $13.05             --    2019
                                                                        12.30             10.91             --    2018
                                                                        11.63             12.30             --    2017
                                                                        10.26             11.63            708    2016
                                                                        11.06             10.26            830    2015
                                                                        10.58             11.06            833    2014
                                                                         8.45             10.58            903    2013
                                                                         7.58              8.45          1,049    2012
                                                                         7.85              7.58          7,876    2011
                                                                         7.23              7.85         12,593    2010
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $ 8.83            $ 9.93             --    2019
                                                                        10.63              8.83             --    2018
                                                                         9.19             10.63             --    2017
                                                                         8.59              9.19             --    2016
                                                                         9.41              8.59             --    2015
                                                                         9.92              9.41             --    2014
                                                                         7.77              9.92             --    2013
                                                                         6.58              7.77             --    2012
                                                                         7.24              6.58             --    2011
                                                                         6.91              7.24             --    2010
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.73            $ 8.68         52,563    2019
                                                                         8.82              8.73             --    2018
                                                                         8.99              8.82         38,728    2017
                                                                         9.21              8.99          3,243    2016
                                                                         9.43              9.21         13,902    2015
                                                                         9.66              9.43         12,640    2014
                                                                         9.90              9.66             --    2013
                                                                        10.00              9.90             --    2012
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $16.66            $19.88        23,942     2019
                                                                        17.00             16.66        26,108     2018
                                                                        14.74             17.00        34,127     2017
                                                                        14.48             14.74        41,952     2016
                                                                        14.77             14.48        50,148     2015
                                                                        13.98             14.77        54,882     2014
                                                                        11.96             13.98        59,525     2013
                                                                        10.81             11.96        61,102     2012
                                                                        10.93             10.81        61,634     2011
                                                                        10.35             10.93        66,643     2010
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $20.57            $27.48            --     2019
                                                                        20.72             20.57            --     2018
                                                                        16.33             20.72            --     2017
                                                                        16.41             16.33         2,122     2016
                                                                        15.02             16.41         2,204     2015
                                                                        14.19             15.02         4,031     2014
                                                                        11.11             14.19         4,687     2013
                                                                         9.19             11.11         5,510     2012
                                                                        10.12              9.19         4,304     2011
                                                                         9.74             10.12         6,512     2010
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $16.36            $19.92            --     2019
                                                                        18.34             16.36            --     2018
                                                                        16.20             18.34            --     2017
                                                                        16.44             16.20            --     2016
                                                                        17.18             16.44            --     2015
                                                                        14.66             17.18            --     2014
                                                                        10.19             14.66            --     2013
                                                                         8.81             10.19            --     2012
                                                                         8.84              8.81            --     2011
                                                                         7.26              8.84            --     2010
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.33            $13.00            --     2019
                                                                        11.62             10.33            --     2018
                                                                        10.37             11.62            --     2017
                                                                         9.40             10.37            --     2016
                                                                         9.91              9.40            --     2015
                                                                        10.00              9.91            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $15.61            $20.00            --     2019
                                                                        16.97             15.61            --     2018
                                                                        14.13             16.97            --     2017
                                                                        13.36             14.13            --     2016
                                                                        13.70             13.36            --     2015
                                                                        12.68             13.70            --     2014
                                                                         9.86             12.68            --     2013
                                                                         8.50              9.86            --     2012
                                                                         8.93              8.50            --     2011
                                                                         8.25              8.93            --     2010
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $12.35            $14.48         1,432     2019
                                                                                  13.45             12.35         1,518     2018
                                                                                  12.30             13.45         1,565     2017
                                                                                  11.58             12.30         1,630     2016
                                                                                  11.94             11.58         3,839     2015
                                                                                  11.30             11.94         3,955     2014
                                                                                   9.75             11.30         4,043     2013
                                                                                   9.00              9.75         3,844     2012
                                                                                   9.08              9.00         4,280     2011
                                                                                   8.49              9.08         4,361     2010
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $14.04            $17.10            --     2019
                                                                                  14.27             14.04            --     2018
                                                                                  12.77             14.27            --     2017
                                                                                  11.76             12.77            --     2016
                                                                                  14.13             11.76            --     2015
                                                                                  12.88             14.13            --     2014
                                                                                  10.97             12.88            --     2013
                                                                                   9.93             10.97            --     2012
                                                                                   9.55              9.93            --     2011
                                                                                   8.62              9.55            --     2010
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.24            $16.68            --     2019
                                                                                  12.47             12.24            --     2018
                                                                                   9.98             12.47            --     2017
                                                                                   9.66              9.98            --     2016
                                                                                  10.00              9.66            --     2015
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                    $11.74            $12.80            --     2019
                                                                                  12.72             11.74            --     2018
                                                                                  11.50             12.72            --     2017
                                                                                  10.43             11.50            --     2016
                                                                                  11.77             10.43            --     2015
                                                                                  12.01             11.77            --     2014
                                                                                  12.29             12.01            --     2013
                                                                                  10.97             12.29            --     2012
                                                                                  11.02             10.97            --     2011
                                                                                   9.99             11.02            --     2010
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                            $13.71            $15.35         1,894     2019
                                                                                  14.43             13.71         1,853     2018
                                                                                  13.87             14.43         1,392     2017
                                                                                  12.63             13.87         2,024     2016
                                                                                  13.16             12.63         4,725     2015
                                                                                  13.05             13.16         4,830     2014
                                                                                  12.64             13.05         3,708     2013
                                                                                  11.34             12.64         3,593     2012
                                                                                  11.24             11.34         5,213     2011
                                                                                  10.06             11.24         8,804     2010
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.45            $17.09         1,677     2019
                                                                              16.22             15.45         1,672     2018
                                                                              15.25             16.22         1,241     2017
                                                                              15.52             15.25         1,307     2016
                                                                              16.12             15.52            --     2015
                                                                              13.32             16.12            --     2014
                                                                              15.68             13.32            --     2013
                                                                              15.38             15.68            --     2012
                                                                              12.33             15.38            --     2011
                                                                              11.32             12.33            --     2010
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.55            $10.71         2,033     2019
                                                                              10.77             10.55         2,428     2018
                                                                              10.89             10.77         1,864     2017
                                                                              11.00             10.89         4,869     2016
                                                                              11.23             11.00         7,723     2015
                                                                              11.41             11.23        23,940     2014
                                                                              11.71             11.41        23,680     2013
                                                                              11.34             11.71        21,753     2012
                                                                              11.49             11.34        20,717     2011
                                                                              11.18             11.49        34,361     2010
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.00            $13.75         5,269     2019
                                                                              13.39             13.00         7,244     2018
                                                                              13.08             13.39        10,512     2017
                                                                              13.05             13.08        12,724     2016
                                                                              13.31             13.05        13,816     2015
                                                                              13.08             13.31        13,074     2014
                                                                              13.67             13.08        15,714     2013
                                                                              12.78             13.67        14,200     2012
                                                                              12.64             12.78        15,374     2011
                                                                              11.98             12.64        26,094     2010
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $24.35            $32.52            --     2019
                                                                              25.41             24.35            --     2018
                                                                              19.85             25.41            --     2017
                                                                              19.19             19.85            --     2016
                                                                              18.17             19.19            --     2015
                                                                              15.85             18.17            --     2014
                                                                              12.06             15.85            --     2013
                                                                              10.58             12.06            --     2012
                                                                              10.61             10.58            --     2011
                                                                               9.18             10.61            --     2010
----------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                       $10.45            $11.08            --     2019
                                                                              10.86             10.45            --     2018
                                                                              10.78             10.86            --     2017
                                                                              10.72             10.78            --     2016
                                                                              11.03             10.72            --     2015
                                                                              10.75             11.03            --     2014
                                                                              11.17             10.75            --     2013
                                                                              10.83             11.17            --     2012
                                                                              10.35             10.83            --     2011
                                                                               9.86             10.35            --     2010
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $18.49            $24.78             --    2019
                                                                19.46             18.49             --    2018
                                                                15.54             19.46             --    2017
                                                                15.53             15.54             --    2016
                                                                15.41             15.53             --    2015
                                                                13.84             15.41             --    2014
                                                                10.51             13.84             --    2013
                                                                 8.91             10.51             --    2012
                                                                 9.09              8.91             --    2011
                                                                 8.34              9.09             --    2010
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $13.63            $16.78            879    2019
                                                                14.81             13.63          1,235    2018
                                                                14.33             14.81          1,357    2017
                                                                13.60             14.33          1,598    2016
                                                                13.32             13.60          1,732    2015
                                                                10.35             13.32          2,943    2014
                                                                10.34             10.35          5,983    2013
                                                                 9.07             10.34          2,091    2012
                                                                 8.46              9.07          2,234    2011
                                                                 6.72              8.46          3,977    2010
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $15.69            $20.07             --    2019
                                                                16.88             15.69             --    2018
                                                                14.23             16.88             --    2017
                                                                13.06             14.23             --    2016
                                                                13.24             13.06             --    2015
                                                                11.98             13.24             --    2014
                                                                 9.30             11.98             --    2013
                                                                 8.23              9.30             --    2012
                                                                 8.29              8.23             --    2011
                                                                 7.40              8.29             --    2010
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $15.27            $18.79             --    2019
                                                                17.33             15.27             --    2018
                                                                15.75             17.33             --    2017
                                                                13.04             15.75             --    2016
                                                                13.93             13.04             --    2015
                                                                13.76             13.93             --    2014
                                                                10.30             13.76             --    2013
                                                                 9.21             10.30             --    2012
                                                                 9.15              9.21             --    2011
                                                                 7.35              9.15             --    2010
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $10.98            $12.39        118,294    2019
                                                                12.05             10.98        124,488    2018
                                                                10.71             12.05        149,648    2017
                                                                10.34             10.71        157,555    2016
                                                                10.74             10.34        200,324    2015
                                                                10.47             10.74        231,732    2014
                                                                 9.36             10.47        246,333    2013
                                                                 8.54              9.36        252,879    2012
                                                                 9.03              8.54        298,020    2011
                                                                 8.46              9.03        307,202    2010
--------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $15.08            $19.39            --     2019
                                                             15.99             15.08            --     2018
                                                             13.66             15.99            --     2017
                                                             12.81             13.66            --     2016
                                                             13.43             12.81            --     2015
                                                             12.20             13.43            --     2014
                                                              9.34             12.20            --     2013
                                                              8.26              9.34            --     2012
                                                              8.72              8.26            --     2011
                                                              8.10              8.72            --     2010
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $15.36            $19.25            --     2019
                                                             16.69             15.36            --     2018
                                                             13.18             16.69            --     2017
                                                             13.34             13.18            --     2016
                                                             12.91             13.34            --     2015
                                                             12.40             12.91            --     2014
                                                              9.82             12.40            --     2013
                                                              9.10              9.82            --     2012
                                                              9.76              9.10            --     2011
                                                              9.31              9.76            --     2010
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $20.60            $26.71            --     2019
                                                             21.36             20.60            --     2018
                                                             16.08             21.36            --     2017
                                                             16.69             16.08            --     2016
                                                             15.40             16.69            --     2015
                                                             14.40             15.40            --     2014
                                                             10.76             14.40            --     2013
                                                              9.53             10.76            --     2012
                                                              9.77              9.53            --     2011
                                                              8.98              9.77            --     2010
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 5.17            $ 5.56         5,273     2019
                                                              6.49              5.17         6,616     2018
                                                              6.69              6.49         4,767     2017
                                                              5.49              6.69         2,894     2016
                                                              7.91              5.49         1,809     2015
                                                             10.10              7.91         2,366     2014
                                                              9.43             10.10         1,968     2013
                                                              9.95              9.43         1,967     2012
                                                             12.64              9.95            --     2011
                                                             10.16             12.64            --     2010
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $23.48            $31.40            --     2019
                                                             23.99             23.48            --     2018
                                                             18.26             23.99            --     2017
                                                             18.61             18.26            --     2016
                                                             18.82             18.61            --     2015
                                                             18.56             18.82            --     2014
                                                             13.60             18.56            --     2013
                                                             11.57             13.60            --     2012
                                                             12.55             11.57            --     2011
                                                             10.00             12.55            --     2010
-----------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected - reset on or after 07/15/19

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                   $10.00            $10.37            --
  AB Global Thematic Growth Portfolio -- Class B                                     $10.00            $10.56            --
  AB Growth and Income Portfolio -- Class B                                          $10.00            $10.62            --
  AB International Value Portfolio -- Class B                                        $10.00            $10.60           493
  AB Large Cap Growth Portfolio -- Class B                                           $10.00            $10.83            --
  AB Small Cap Growth Portfolio -- Class B                                           $10.00            $10.26            --
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares             $10.00            $10.87            --
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares            $10.00            $10.31            --
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                                  $10.00            $10.38            --
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                           $10.00            $10.62           328
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $10.00            $10.59         2,142
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $10.00            $10.79           323
  Invesco V.I. American Franchise Fund -- Series I shares                            $10.00            $10.89            --
  Invesco V.I. Comstock Fund -- Series II shares                                     $10.00            $10.70            --
  Invesco V.I. Core Equity Fund -- Series I shares                                   $10.00            $10.68         2,123
  Invesco V.I. Equity and Income Fund -- Series II shares                            $10.00            $10.42            --
  Invesco V.I. International Growth Fund -- Series II shares                         $10.00            $10.55           660
  Invesco V.I. Value Opportunities Fund -- Series II shares                          $10.00            $10.68            --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $10.00            $10.07           850
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares                $10.00            $10.59            --
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $10.00            $10.58           497
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $10.00            $10.48            --
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                     $10.00            $10.27            --
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
--------------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                                  $10.00            $10.53           496
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                       $10.00            $10.76            --
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                    $10.00            $10.08           683
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $10.00            $10.23            --
  Federated Kaufmann Fund II -- Service Shares                                       $10.00            $10.32            --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                          $10.00            $10.62            --
  VIP Contrafund(R) Portfolio -- Service Class 2                                     $10.00            $10.61           495
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                      $10.00            $10.64            --
  VIP Equity-Income Portfolio -- Service Class 2                                     $10.00            $10.72           488
  VIP Growth & Income Portfolio -- Service Class 2                                   $10.00            $10.96            --
  VIP Growth Opportunities Portfolio -- Service Class 2                              $10.00            $10.87            --
  VIP Growth Portfolio -- Service Class 2                                            $10.00            $10.76            --
  VIP Investment Grade Bond Portfolio -- Service Class 2                             $10.00            $10.13         1,689
  VIP Mid Cap Portfolio -- Service Class 2                                           $10.00            $10.35           844
  VIP Value Strategies Portfolio -- Service Class 2                                  $10.00            $10.80            --
--------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                             2019
  AB Global Thematic Growth Portfolio -- Class B                               2019
  AB Growth and Income Portfolio -- Class B                                    2019
  AB International Value Portfolio -- Class B                                  2019
  AB Large Cap Growth Portfolio -- Class B                                     2019
  AB Small Cap Growth Portfolio -- Class B                                     2019
-----------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares       2019
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares      2019
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                            2019
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                     2019
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2019
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2019
  Invesco V.I. American Franchise Fund -- Series I shares                      2019
  Invesco V.I. Comstock Fund -- Series II shares                               2019
  Invesco V.I. Core Equity Fund -- Series I shares                             2019
  Invesco V.I. Equity and Income Fund -- Series II shares                      2019
  Invesco V.I. International Growth Fund -- Series II shares                   2019
  Invesco V.I. Value Opportunities Fund -- Series II shares                    2019
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2019
-----------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares          2019
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2019
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2019
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares               2019
-----------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                            2019
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                 2019
-----------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                              2019
-----------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2019
  Federated Kaufmann Fund II -- Service Shares                                 2019
-----------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                    2019
  VIP Contrafund(R) Portfolio -- Service Class 2                               2019
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                2019
  VIP Equity-Income Portfolio -- Service Class 2                               2019
  VIP Growth & Income Portfolio -- Service Class 2                             2019
  VIP Growth Opportunities Portfolio -- Service Class 2                        2019
  VIP Growth Portfolio -- Service Class 2                                      2019
  VIP Investment Grade Bond Portfolio -- Service Class 2                       2019
  VIP Mid Cap Portfolio -- Service Class 2                                     2019
  VIP Value Strategies Portfolio -- Service Class 2                            2019
-----------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                                 $10.00            $10.43            --     2019
  Franklin Income VIP Fund -- Class 2 Shares                                     $10.00            $10.29            --     2019
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                              $10.00            $10.57            --     2019
  Templeton Growth VIP Fund -- Class 2 Shares                                    $10.00            $10.62            --     2019
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares                   $10.00            $ 9.94            --     2019
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                           $10.00            $10.62            --     2019
  Janus Henderson Forty Portfolio -- Service Shares                              $10.00            $10.80            --     2019
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II                   $10.00            $10.97            --     2019
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $10.00            $10.62            --     2019
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $10.00            $10.60            --     2019
  MFS(R) Total Return Series -- Service Class Shares                             $10.00            $10.46            --     2019
  MFS(R) Utilities Series -- Service Class Shares                                $10.00            $10.51            --     2019
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $10.95            --     2019
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                    $10.00            $10.19            --     2019
  High Yield Portfolio -- Administrative Class Shares                            $10.00            $10.24           673     2019
  Long-Term U.S. Government Portfolio -- Administrative Class Shares             $10.00            $10.15           662     2019
  Low Duration Portfolio -- Administrative Class Shares                          $10.00            $10.00           514     2019
  Total Return Portfolio -- Administrative Class Shares                          $10.00            $10.09         1,694     2019
--------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                          $10.00            $11.01            --     2019
--------------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                           $10.00            $10.09            --     2019
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares                            $10.00            $11.05            --     2019
  Real Estate Securities V.I.S. Fund -- Class 1 Shares                           $10.00            $10.24           341     2019
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares                                 $10.00            $10.79            --     2019
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares                                 $10.00            $10.61            --     2019
  Total Return V.I.S. Fund -- Class 3 Shares                                     $10.00            $10.24            --     2019
  U.S. Equity V.I.S. Fund -- Class 1 Shares                                      $10.00            $10.77            --     2019
--------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                              $10.00            $10.68            --     2019
  Jennison Portfolio -- Class II Shares                                          $10.00            $10.70            --     2019
  Natural Resources Portfolio -- Class II Shares                                 $10.00            $ 9.71           726     2019
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                                    $10.00            $10.43            --     2019
--------------------------------------------------------------------------------------------------------------------------------

      Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.81            $13.64         5,160     2019
                                                            12.92             11.81         6,306     2018
                                                            11.44             12.92         7,013     2017
                                                            11.21             11.44        24,017     2016
                                                            11.32             11.21        12,305     2015
                                                            10.82             11.32        13,773     2014
                                                             9.53             10.82        15,093     2013
                                                             8.60              9.53        18,128     2012
                                                             9.08              8.60        27,816     2011
                                                             8.43              9.08        29,477     2010
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $13.59            $17.23            --     2019
                                                            15.45             13.59            --     2018
                                                            11.60             15.45            --     2017
                                                            11.98             11.60            --     2016
                                                            11.95             11.98            --     2015
                                                            11.67             11.95            --     2014
                                                             9.71             11.67            --     2013
                                                             8.78              9.71            --     2012
                                                            11.73              8.78            --     2011
                                                            10.13             11.73            --     2010
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $17.62            $21.28            --     2019
                                                            19.16             17.62            --     2018
                                                            16.53             19.16            --     2017
                                                            15.23             16.53            --     2016
                                                            15.37             15.23            --     2015
                                                            14.40             15.37            --     2014
                                                            10.95             14.40            --     2013
                                                             9.56             10.95            --     2012
                                                             9.22              9.56            --     2011
                                                             8.37              9.22            --     2010
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 7.60            $ 8.67        18,819     2019
                                                            10.10              7.60        24,261     2018
                                                             8.26             10.10        22,236     2017
                                                             8.52              8.26        60,027     2016
                                                             8.52              8.52        49,890     2015
                                                             9.32              8.52        52,025     2014
                                                             7.77              9.32        40,776     2013
                                                             6.97              7.77        72,759     2012
                                                             8.85              6.97        64,510     2011
                                                             8.69              8.85        62,840     2010
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $22.12            $29.04            --     2019
                                                            22.13             22.12            --     2018
                                                            17.20             22.13            --     2017
                                                            17.20             17.20            --     2016
                                                            15.88             17.20            --     2015
                                                            14.28             15.88            --     2014
                                                            10.67             14.28            --     2013
                                                             9.36             10.67            --     2012
                                                             9.95              9.36            --     2011
                                                             9.27              9.95            --     2010
----------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $19.96            $26.52            --     2019
                                                                                   20.66             19.96            --     2018
                                                                                   15.81             20.66            --     2017
                                                                                   15.23             15.81            --     2016
                                                                                   15.83             15.23            --     2015
                                                                                   16.55             15.83        12,661     2014
                                                                                   11.65             16.55            --     2013
                                                                                   10.40             11.65            --     2012
                                                                                   10.21             10.40            --     2011
                                                                                    7.65             10.21            --     2010
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares           16.41             21.78            --     2019
                                                                                   17.86             16.41            --     2018
                                                                                   14.45             17.86            --     2017
                                                                                   15.16             14.45            --     2016
                                                                                   15.03             15.16            --     2015
                                                                                   13.36             15.03            --     2014
                                                                                   10.56             13.36            --     2013
                                                                                    9.50             10.56            --     2012
                                                                                    9.86              9.50            --     2011
                                                                                    9.25              9.86            --     2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $ 9.81            $11.23        23,486     2019
                                                                                   10.63              9.81        24,976     2018
                                                                                    9.99             10.63        26,248     2017
                                                                                    9.74              9.99        44,629     2016
                                                                                    9.91              9.74        30,224     2015
                                                                                    9.39              9.91        37,034     2014
                                                                                    8.52              9.39        39,028     2013
                                                                                    7.78              8.52        39,794     2012
                                                                                    7.93              7.78        37,662     2011
                                                                                    7.20              7.93        46,080     2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                               $16.01            $21.74            --     2019
                                                                                   17.49             16.01            --     2018
                                                                                   13.94             17.49            --     2017
                                                                                   13.97             13.94            --     2016
                                                                                   13.45             13.97            --     2015
                                                                                   13.04             13.45            --     2014
                                                                                    9.84             13.04            --     2013
                                                                                    8.67              9.84            --     2012
                                                                                    8.80              8.67            --     2011
                                                                                    7.09              8.80            --     2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $16.45            $21.13         4,555     2019
                                                                                   19.45             16.45         6,823     2018
                                                                                   14.60             19.45        14,053     2017
                                                                                   14.97             14.60        14,025     2016
                                                                                   14.78             14.97        21,888     2015
                                                                                   14.82             14.78        26,480     2014
                                                                                   11.94             14.82        22,021     2013
                                                                                   10.11             11.94        25,080     2012
                                                                                   11.31             10.11        29,512     2011
                                                                                   10.01             11.31        32,898     2010
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $17.44            $22.45         27,995
                                                                                      19.42             17.44         41,263
                                                                                      17.05             19.42         34,947
                                                                                      15.67             17.05         40,223
                                                                                      15.56             15.67         31,229
                                                                                      14.43             15.56         38,076
                                                                                      11.23             14.43         45,121
                                                                                       9.86             11.23         53,176
                                                                                      10.12              9.86        121,834
                                                                                       8.95             10.12        147,423
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $18.73            $23.08          4,367
                                                                                      21.44             18.73          6,067
                                                                                      19.26             21.44          9,713
                                                                                      16.75             19.26         10,899
                                                                                      18.26             16.75         19,676
                                                                                      16.74             18.26         22,570
                                                                                      12.18             16.74         39,688
                                                                                      10.60             12.18         50,673
                                                                                      11.11             10.60         57,598
                                                                                       9.24             11.11         68,019
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $16.72            $22.34             --
                                                                                      17.76             16.72             --
                                                                                      14.27             17.76             --
                                                                                      14.28             14.27             --
                                                                                      13.92             14.28             --
                                                                                      13.14             13.92             --
                                                                                       9.60             13.14             --
                                                                                      10.00              9.60             --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $16.39            $20.01            330
                                                                                      19.15             16.39            352
                                                                                      16.67             19.15            334
                                                                                      14.58             16.67         24,893
                                                                                      15.91             14.58            386
                                                                                      14.93             15.91          1,220
                                                                                      11.26             14.93          1,278
                                                                                       9.69             11.26          1,842
                                                                                      10.13              9.69          1,992
                                                                                       8.97             10.13          1,991
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $14.62            $18.43         34,099
                                                                                      16.52             14.62         49,251
                                                                                      14.94             16.52         41,414
                                                                                      13.87             14.94         41,129
                                                                                      15.06             13.87             --
                                                                                      14.26             15.06             --
                                                                                      11.29             14.26             --
                                                                                      10.15             11.29             --
                                                                                      10.39             10.15             --
                                                                                       9.71             10.39             --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                            $13.43            $15.75         31,215
                                                                                      15.23             13.43         33,726
                                                                                      14.07             15.23         41,849
                                                                                      12.54             14.07         33,226
                                                                                      13.18             12.54         36,945
                                                                                      12.40             13.18         39,434
                                                                                      10.16             12.40         35,025
                                                                                       9.26             10.16         30,204
                                                                                       9.60              9.26         29,122
                                                                                       8.77              9.60         30,298
--------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                      2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $13.42            $16.82        11,950     2019
                                                                               16.20             13.42        17,439     2018
                                                                               13.51             16.20        17,468     2017
                                                                               13.93             13.51        10,752     2016
                                                                               14.64             13.93        29,788     2015
                                                                               14.97             14.64        21,812     2014
                                                                               12.91             14.97        23,351     2013
                                                                               11.46             12.91        25,163     2012
                                                                               12.61             11.46        19,371     2011
                                                                               11.46             12.61        21,729     2010
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $10.83            $13.77            --     2019
                                                                               13.75             10.83            --     2018
                                                                               12.00             13.75            --     2017
                                                                               10.42             12.00            --     2016
                                                                               11.93             10.42            --     2015
                                                                               11.48             11.93            --     2014
                                                                                8.82             11.48            --     2013
                                                                                7.67              8.82            --     2012
                                                                                8.13              7.67            --     2011
                                                                                7.78              8.13            --     2010
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $10.90            $11.59        20,571     2019
                                                                               11.48             10.90        26,233     2018
                                                                               11.33             11.48        23,845     2017
                                                                               11.11             11.33        24,480     2016
                                                                               11.66             11.11         7,315     2015
                                                                               11.55             11.66        41,966     2014
                                                                               12.92             11.55        45,518     2013
                                                                               12.32             12.92        38,263     2012
                                                                               11.28             12.32        40,035     2011
                                                                               10.99             11.28        54,835     2010
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $17.14            $21.55            --     2019
                                                                               18.80             17.14            --     2018
                                                                               16.90             18.80            --     2017
                                                                               14.02             16.90            --     2016
                                                                               15.39             14.02            --     2015
                                                                               15.00             15.39            --     2014
                                                                               10.80             15.00            --     2013
                                                                                9.76             10.80            --     2012
                                                                               10.26              9.76            --     2011
                                                                                8.18             10.26            --     2010
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $16.25            $19.61         7,422     2019
                                                                               18.10             16.25        10,253     2018
                                                                               17.15             18.10        11,321     2017
                                                                               14.91             17.15        19,785     2016
                                                                               16.26             14.91            --     2015
                                                                               15.18             16.26            --     2014
                                                                               11.29             15.18            --     2013
                                                                               10.15             11.29            --     2012
                                                                               10.69             10.15            --     2011
                                                                                9.73             10.69            --     2010
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $14.80            $17.03        116,654    2019
                                                                          16.39             14.80        158,599    2018
                                                                          14.76             16.39        177,102    2017
                                                                          14.55             14.76        193,788    2016
                                                                          15.04             14.55        253,203    2015
                                                                          15.10             15.04        292,911    2014
                                                                          13.51             15.10        305,929    2013
                                                                          12.58             13.51        322,502    2012
                                                                          13.36             12.58        342,640    2011
                                                                          12.46             13.36        359,324    2010
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $20.90            $27.02             --    2019
                                                                          20.82             20.90             --    2018
                                                                          16.49             20.82             --    2017
                                                                          15.69             16.49             --    2016
                                                                          15.67             15.69             --    2015
                                                                          14.07             15.67             --    2014
                                                                          10.78             14.07             --    2013
                                                                           9.61             10.78             --    2012
                                                                           9.62              9.61             --    2011
                                                                           8.55              9.62             --    2010
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $12.88            $16.58          8,744    2019
                                                                          13.51             12.88         12,958    2018
                                                                          10.39             13.51         25,124    2017
                                                                          10.00             10.39             --    2016
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $ 9.75            $11.92            664    2019
                                                                          12.00              9.75            709    2018
                                                                           9.65             12.00            639    2017
                                                                          10.00              9.65            718    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $11.69            $12.23         16,103    2019
                                                                          11.97             11.69         24,541    2018
                                                                          11.85             11.97         11,796    2017
                                                                          11.13             11.85         12,050    2016
                                                                          11.51             11.13         15,007    2015
                                                                          11.71             11.51         35,501    2014
                                                                          11.54             11.71         37,407    2013
                                                                          11.01             11.54         27,263    2012
                                                                          10.99             11.01          1,359    2011
                                                                          10.30             10.99          1,459    2010
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $16.50            $18.40             --    2019
                                                                          17.49             16.50             --    2018
                                                                          16.80             17.49             --    2017
                                                                          15.02             16.80             --    2016
                                                                          15.80             15.02             --    2015
                                                                          15.79             15.80             --    2014
                                                                          15.14             15.79             --    2013
                                                                          13.56             15.14             --    2012
                                                                          13.23             13.56             --    2011
                                                                          11.84             13.23             --    2010
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $21.54            $28.10             --    2019
                                                                         21.29             21.54             --    2018
                                                                         17.03             21.29             --    2017
                                                                         16.85             17.03             --    2016
                                                                         16.25             16.85             --    2015
                                                                         15.20             16.25             --    2014
                                                                         11.14             15.20             --    2013
                                                                          9.74             11.14             --    2012
                                                                         11.53              9.74         30,625    2011
                                                                         10.02             11.53         32,579    2010
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.79            $19.15         30,953    2019
                                                                         16.91             15.79         27,511    2018
                                                                         14.91             16.91         41,375    2017
                                                                         14.26             14.91         50,124    2016
                                                                         14.55             14.26         74,261    2015
                                                                         13.53             14.55         76,866    2014
                                                                         11.61             13.53         73,846    2013
                                                                         10.35             11.61         83,652    2012
                                                                         11.02             10.35         91,286    2011
                                                                          9.58             11.02         84,017    2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $18.98            $24.34          6,238    2019
                                                                         20.81             18.98          9,146    2018
                                                                         17.52             20.81         16,690    2017
                                                                         16.64             17.52         12,022    2016
                                                                         16.96             16.64         59,120    2015
                                                                         15.55             16.96         71,263    2014
                                                                         12.15             15.55         91,811    2013
                                                                         10.71             12.15        107,970    2012
                                                                         11.28             10.71          1,798    2011
                                                                          9.87             11.28          1,787    2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $20.20            $25.62             --    2019
                                                                         21.81             20.20             --    2018
                                                                         18.07             21.81             --    2017
                                                                         18.02             18.07             --    2016
                                                                         18.26             18.02             --    2015
                                                                         16.88             18.26             --    2014
                                                                         12.50             16.88             --    2013
                                                                         10.47             12.50             --    2012
                                                                         11.02             10.47             --    2011
                                                                          9.56             11.02             --    2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $15.28            $18.97          7,922    2019
                                                                         17.10             15.28         11,269    2018
                                                                         15.53             17.10         12,289    2017
                                                                         13.51             15.53            296    2016
                                                                         14.44             13.51         30,694    2015
                                                                         13.62             14.44         35,383    2014
                                                                         10.91             13.62         49,932    2013
                                                                          9.54             10.91         57,246    2012
                                                                          9.70              9.54          2,831    2011
                                                                          8.64              9.70          1,669    2010
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $17.50            $22.17            --     2019
                                                                  19.73             17.50            --     2018
                                                                  17.32             19.73            --     2017
                                                                  15.30             17.32            --     2016
                                                                  16.07             15.30            --     2015
                                                                  14.92             16.07            --     2014
                                                                  11.46             14.92            --     2013
                                                                   9.92             11.46            --     2012
                                                                  10.02              9.92            --     2011
                                                                   8.95             10.02            --     2010
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $22.62            $31.05            --     2019
                                                                  20.64             22.62            --     2018
                                                                  15.74             20.64            --     2017
                                                                  16.10             15.74            --     2016
                                                                  15.64             16.10        25,353     2015
                                                                  14.30             15.64        12,680     2014
                                                                  10.64             14.30        15,179     2013
                                                                  10.00             10.64        18,677     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $21.83            $28.57            --     2019
                                                                  22.44             21.83            --     2018
                                                                  17.04             22.44            --     2017
                                                                  17.34             17.04            --     2016
                                                                  16.60             17.34            --     2015
                                                                  15.31             16.60            --     2014
                                                                  11.52             15.31            --     2013
                                                                  10.31             11.52            --     2012
                                                                  10.55             10.31            --     2011
                                                                   8.72             10.55            --     2010
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.66            $12.46        38,677     2019
                                                                  12.03             11.66        49,665     2018
                                                                  11.84             12.03        79,672     2017
                                                                  11.60             11.84        82,315     2016
                                                                  11.97             11.60        84,379     2015
                                                                  11.60             11.97        58,742     2014
                                                                  12.13             11.60        73,890     2013
                                                                  11.76             12.13        74,974     2012
                                                                  11.24             11.76         1,269     2011
                                                                  10.70             11.24         1,428     2010
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $18.44            $22.19        11,022     2019
                                                                  22.14             18.44        15,117     2018
                                                                  18.80             22.14        15,619     2017
                                                                  17.19             18.80        18,229     2016
                                                                  17.89             17.19        19,008     2015
                                                                  17.27             17.89        39,378     2014
                                                                  13.01             17.27        38,241     2013
                                                                  11.62             13.01        46,747     2012
                                                                  13.34             11.62           659     2011
                                                                  10.62             13.34           598     2010
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $15.66            $20.51            --     2019
                                                                  19.43             15.66            --     2018
                                                                  16.70             19.43            --     2017
                                                                  15.64             16.70            --     2016
                                                                  16.53             15.64            --     2015
                                                                  15.89             16.53            --     2014
                                                                  12.49             15.89            --     2013
                                                                  10.06             12.49            --     2012
                                                                  11.32             10.06            --     2011
                                                                   9.17             11.32            --     2010
----------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                       $10.94            $12.82         22,701    2019
                                                                        12.40             10.94         58,696    2018
                                                                        11.33             12.40         76,720    2017
                                                                        10.25             11.33         79,102    2016
                                                                        11.18             10.25        119,353    2015
                                                                        11.13             11.18        131,781    2014
                                                                         9.20             11.13        135,799    2013
                                                                         8.17              9.20        156,633    2012
                                                                         8.49              8.17        179,198    2011
                                                                         7.88              8.49        207,497    2010
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $14.77            $16.75        178,935    2019
                                                                        15.80             14.77        210,473    2018
                                                                        14.75             15.80        250,503    2017
                                                                        13.24             14.75        279,542    2016
                                                                        14.58             13.24        365,782    2015
                                                                        14.26             14.58        415,375    2014
                                                                        12.81             14.26        514,733    2013
                                                                        11.64             12.81        602,887    2012
                                                                        11.64             11.64        638,513    2011
                                                                        10.57             11.64        665,805    2010
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $12.64            $15.14             --    2019
                                                                        14.23             12.64             --    2018
                                                                        13.45             14.23             --    2017
                                                                        11.86             13.45             --    2016
                                                                        12.77             11.86             --    2015
                                                                        12.20             12.77             --    2014
                                                                         9.73             12.20             --    2013
                                                                         8.72              9.73             --    2012
                                                                         9.02              8.72         34,532    2011
                                                                         8.30              9.02         41,317    2010
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $10.23            $11.51             --    2019
                                                                        12.30             10.23             --    2018
                                                                        10.62             12.30             --    2017
                                                                         9.92             10.62             --    2016
                                                                        10.86              9.92             --    2015
                                                                        11.43             10.86             --    2014
                                                                         8.95             11.43             --    2013
                                                                         7.56              8.95             --    2012
                                                                         8.32              7.56             --    2011
                                                                         7.93              8.32             --    2010
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.79            $ 8.75          3,451    2019
                                                                         8.87              8.79          6,642    2018
                                                                         9.03              8.87         22,260    2017
                                                                         9.24              9.03         55,198    2016
                                                                         9.46              9.24         21,400    2015
                                                                         9.68              9.46          5,406    2014
                                                                         9.91              9.68          5,326    2013
                                                                        10.00              9.91         29,046    2012
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $19.79            $23.65         37,801    2019
                                                                        20.17             19.79         37,390    2018
                                                                        17.48             20.17         40,333    2017
                                                                        17.15             17.48         45,679    2016
                                                                        17.48             17.15         55,132    2015
                                                                        16.53             17.48         73,604    2014
                                                                        14.12             16.53         68,684    2013
                                                                        12.75             14.12         85,078    2012
                                                                        12.87             12.75         86,168    2011
                                                                        12.19             12.87        112,451    2010
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $24.76            $33.11            199    2019
                                                                        24.92             24.76            233    2018
                                                                        19.62             24.92            256    2017
                                                                        19.70             19.62         10,721    2016
                                                                        18.01             19.70         12,700    2015
                                                                        17.00             18.01         17,612    2014
                                                                        13.29             17.00         20,306    2013
                                                                        10.98             13.29         24,066    2012
                                                                        12.08             10.98         19,820    2011
                                                                        11.61             12.08         22,208    2010
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $19.11            $23.30             --    2019
                                                                        21.40             19.11             --    2018
                                                                        18.88             21.40             --    2017
                                                                        19.15             18.88             --    2016
                                                                        19.99             19.15             --    2015
                                                                        17.04             19.99             --    2014
                                                                        11.83             17.04             --    2013
                                                                        10.22             11.83             --    2012
                                                                        10.24             10.22             --    2011
                                                                         8.41             10.24             --    2010
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.38            $13.07             --    2019
                                                                        11.66             10.38             --    2018
                                                                        10.39             11.66             --    2017
                                                                         9.41             10.39             --    2016
                                                                         9.92              9.41             --    2015
                                                                        10.00              9.92             --    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $19.13            $24.53             --    2019
                                                                        20.77             19.13             --    2018
                                                                        17.28             20.77             --    2017
                                                                        16.32             17.28             --    2016
                                                                        16.72             16.32             --    2015
                                                                        15.45             16.72             --    2014
                                                                        12.01             15.45             --    2013
                                                                        10.34             12.01             --    2012
                                                                        10.85             10.34             --    2011
                                                                        10.01             10.85             --    2010
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $14.45            $16.96        14,758     2019
                                                                                  15.71             14.45        16,681     2018
                                                                                  14.36             15.71        29,000     2017
                                                                                  13.50             14.36        34,620     2016
                                                                                  13.90             13.50        34,403     2015
                                                                                  13.15             13.90        35,676     2014
                                                                                  11.33             13.15        40,971     2013
                                                                                  10.46             11.33        46,687     2012
                                                                                  10.53             10.46        55,050     2011
                                                                                   9.83             10.53        73,036     2010
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $20.69            $25.22            --     2019
                                                                                  21.01             20.69            --     2018
                                                                                  18.78             21.01            --     2017
                                                                                  17.28             18.78            --     2016
                                                                                  20.75             17.28            --     2015
                                                                                  18.88             20.75            --     2014
                                                                                  16.08             18.88           802     2013
                                                                                  14.53             16.08           804     2012
                                                                                  13.97             14.53           805     2011
                                                                                  12.59             13.97            --     2010
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.29            $16.76            --     2019
                                                                                  12.51             12.29            --     2018
                                                                                   9.99             12.51            --     2017
                                                                                   9.66              9.99            --     2016
                                                                                  10.00              9.66            --     2015
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                    $12.61            $13.77            --     2019
                                                                                  13.66             12.61            --     2018
                                                                                  12.33             13.66            --     2017
                                                                                  11.18             12.33            --     2016
                                                                                  12.60             11.18            --     2015
                                                                                  12.83             12.60            --     2014
                                                                                  13.12             12.83            --     2013
                                                                                  11.70             13.12            --     2012
                                                                                  11.75             11.70            --     2011
                                                                                  10.64             11.75            --     2010
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                            $15.33            $17.18        11,163     2019
                                                                                  16.12             15.33        11,042     2018
                                                                                  15.47             16.12         8,443     2017
                                                                                  14.09             15.47         8,951     2016
                                                                                  14.66             14.09        29,092     2015
                                                                                  14.52             14.66        20,299     2014
                                                                                  14.05             14.52        14,592     2013
                                                                                  12.59             14.05        14,138     2012
                                                                                  12.47             12.59        23,736     2011
                                                                                  11.15             12.47        29,861     2010
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.68            $17.36         11,098    2019
                                                                              16.44             15.68         11,412    2018
                                                                              15.44             16.44          8,615    2017
                                                                              15.70             15.44          9,341    2016
                                                                              16.29             15.70            292    2015
                                                                              13.45             16.29            972    2014
                                                                              15.81             13.45          1,106    2013
                                                                              15.50             15.81          1,058    2012
                                                                              12.41             15.50            951    2011
                                                                              11.38             12.41          1,304    2010
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.91            $11.09         15,757    2019
                                                                              11.13             10.91         18,272    2018
                                                                              11.24             11.13         14,978    2017
                                                                              11.35             11.24         14,759    2016
                                                                              11.58             11.35         38,228    2015
                                                                              11.75             11.58        118,122    2014
                                                                              12.04             11.75        115,372    2013
                                                                              11.65             12.04        107,219    2012
                                                                              11.79             11.65        109,549    2011
                                                                             $11.46            $11.79        133,992    2010
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.44            $14.23         33,834    2019
                                                                              13.83             13.44         47,387    2018
                                                                              13.50             13.83         69,360    2017
                                                                              13.45             13.50         72,301    2016
                                                                              13.71             13.45         90,804    2015
                                                                              13.46             13.71         58,434    2014
                                                                              14.05             13.46         71,550    2013
                                                                              13.12             14.05         64,828    2012
                                                                              12.96             13.12         76,793    2011
                                                                              12.27             12.96         96,795    2010
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $28.21            $37.72             --    2019
                                                                              29.41             28.21             --    2018
                                                                              22.95             29.41             --    2017
                                                                              22.17             22.95             --    2016
                                                                              20.96             22.17             --    2015
                                                                              18.27             20.96             --    2014
                                                                              13.89             18.27             --    2013
                                                                              12.18             13.89             --    2012
                                                                              12.20             12.18             --    2011
                                                                              10.54             12.20             --    2010
----------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                       $10.93            $11.60             --    2019
                                                                              11.35             10.93             --    2018
                                                                              11.25             11.35             --    2017
                                                                              11.18             11.25             --    2016
                                                                              11.49             11.18             --    2015
                                                                              11.19             11.49             --    2014
                                                                              11.61             11.19             --    2013
                                                                              11.24             11.61             --    2012
                                                                              10.73             11.24             --    2011
                                                                              10.21             10.73             --    2010
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $21.37            $28.67              --   2019
                                                                22.47             21.37              --   2018
                                                                17.92             22.47              --   2017
                                                                17.90             17.92              --   2016
                                                                17.73             17.90              --   2015
                                                                15.92             17.73              --   2014
                                                                12.08             15.92              --   2013
                                                                10.23             12.08              --   2012
                                                                10.42             10.23              --   2011
                                                                 9.55             10.42              --   2010
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $19.64            $24.21           4,012   2019
                                                                21.33             19.64           5,541   2018
                                                                20.62             21.33           6,396   2017
                                                                19.54             20.62           6,776   2016
                                                                19.13             19.54           8,524   2015
                                                                14.85             19.13          10,355   2014
                                                                14.81             14.85          21,450   2013
                                                                12.98             14.81           6,807   2012
                                                                12.09             12.98           7,869   2011
                                                                 9.60             12.09          10,442   2010
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $19.48            $24.94             159   2019
                                                                20.93             19.48             178   2018
                                                                17.63             20.93             183   2017
                                                                16.17             17.63             195   2016
                                                                16.37             16.17             209   2015
                                                                14.79             16.37             710   2014
                                                                11.47             14.79             774   2013
                                                                10.15             11.47           1,083   2012
                                                                10.21             10.15           1,137   2011
                                                                 9.10             10.21           1,181   2010
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $18.74            $23.09              --   2019
                                                                21.24             18.74              --   2018
                                                                19.29             21.24              --   2017
                                                                15.95             19.29              --   2016
                                                                17.03             15.95              --   2015
                                                                16.80             17.03              --   2014
                                                                12.56             16.80              --   2013
                                                                11.22             12.56              --   2012
                                                                11.14             11.22              --   2011
                                                                 8.94             11.14              --   2010
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $12.25            $13.83         500,742   2019
                                                                13.43             12.25         681,617   2018
                                                                11.92             13.43         833,790   2017
                                                                11.50             11.92         921,388   2016
                                                                11.93             11.50       1,064,406   2015
                                                                11.62             11.93       1,233,963   2014
                                                                10.38             11.62       1,393,633   2013
                                                                 9.46             10.38       1,520,222   2012
                                                                10.00              9.46       1,654,423   2011
                                                                 9.35             10.00       1,750,326   2010
--------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $18.69            $24.07            --     2019
                                                             19.81             18.69            --     2018
                                                             16.91             19.81            --     2017
                                                             15.83             16.91            --     2016
                                                             16.58             15.83            --     2015
                                                             15.05             16.58            --     2014
                                                             11.50             15.05            --     2013
                                                             10.17             11.50            --     2012
                                                             10.72             10.17            --     2011
                                                              9.95             10.72            --     2010
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $19.30            $24.21           218     2019
                                                             20.95             19.30           239     2018
                                                             16.53             20.95           244     2017
                                                             16.71             16.53           277     2016
                                                             16.16             16.71           269     2015
                                                             15.50             16.16           958     2014
                                                             12.26             15.50           983     2013
                                                             11.35             12.26         1,351     2012
                                                             12.16             11.35         1,351     2011
                                                             11.60             12.16         1,322     2010
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $22.85            $29.66            --     2019
                                                             23.67             22.85            --     2018
                                                             17.80             23.67            --     2017
                                                             18.45             17.80            --     2016
                                                             17.01             18.45            --     2015
                                                             15.89             17.01            --     2014
                                                             11.86             15.89            --     2013
                                                             10.49             11.86            --     2012
                                                             10.75             10.49            --     2011
                                                              9.87             10.75            --     2010
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 7.61            $ 8.20        23,977     2019
                                                              9.55              7.61        29,532     2018
                                                              9.83              9.55        22,351     2017
                                                              8.06              9.83        13,843     2016
                                                             11.60              8.06        10,116     2015
                                                             14.80             11.60         9,110     2014
                                                             13.80             14.80         8,230     2013
                                                             14.55             13.80         8,245     2012
                                                             18.47             14.55           955     2011
                                                             14.83             18.47           221     2010
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $23.68            $31.71            --     2019
                                                             24.17             23.68            --     2018
                                                             18.38             24.17            --     2017
                                                             18.72             18.38            --     2016
                                                             18.90             18.72            --     2015
                                                             18.63             18.90            --     2014
                                                             13.63             18.63            --     2013
                                                             11.59             13.63            --     2012
                                                             12.56             11.59            --     2011
                                                             10.00             12.56            --     2010
-----------------------------------------------------------------------------------------------------------

 Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected - reset on or after 07/15/19

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                   $10.00            $10.37            --
  AB Global Thematic Growth Portfolio -- Class B                                     $10.00            $10.56            --
  AB Growth and Income Portfolio -- Class B                                          $10.00            $10.62            --
  AB International Value Portfolio -- Class B                                        $10.00            $10.60         1,854
  AB Large Cap Growth Portfolio -- Class B                                           $10.00            $10.83            --
  AB Small Cap Growth Portfolio -- Class B                                           $10.00            $10.26            --
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares             $10.00            $10.87            --
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares            $10.00            $10.31        15,615
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                                  $10.00            $10.38            --
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                           $10.00            $10.62         1,231
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $10.00            $10.59         8,052
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $10.00            $10.79         1,213
  Invesco V.I. American Franchise Fund -- Series I shares                            $10.00            $10.89            --
  Invesco V.I. Comstock Fund -- Series II shares                                     $10.00            $10.70            --
  Invesco V.I. Core Equity Fund -- Series I shares                                   $10.00            $10.68         7,978
  Invesco V.I. Equity and Income Fund -- Series II shares                            $10.00            $10.42           790
  Invesco V.I. International Growth Fund -- Series II shares                         $10.00            $10.55         2,484
  Invesco V.I. Value Opportunities Fund -- Series II shares                          $10.00            $10.68            --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $10.00            $10.07         3,223
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares                $10.00            $10.59            --
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $10.00            $10.58         1,863
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $10.00            $10.48         4,185
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                     $10.00            $10.27            --
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
--------------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                                  $10.00            $10.53         1,867
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                       $10.00            $10.76            --
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                    $10.00            $10.08         2,587
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $10.00            $10.23            --
  Federated Kaufmann Fund II -- Service Shares                                       $10.00            $10.32            --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                          $10.00            $10.62            --
  VIP Contrafund(R) Portfolio -- Service Class 2                                     $10.00            $10.61         1,855
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                      $10.00            $10.64            --
  VIP Equity-Income Portfolio -- Service Class 2                                     $10.00            $10.72         1,836
  VIP Growth & Income Portfolio -- Service Class 2                                   $10.00            $10.96            --
  VIP Growth Opportunities Portfolio -- Service Class 2                              $10.00            $10.87            --
  VIP Growth Portfolio -- Service Class 2                                            $10.00            $10.76            --
  VIP Investment Grade Bond Portfolio -- Service Class 2                             $10.00            $10.13         6,413
  VIP Mid Cap Portfolio -- Service Class 2                                           $10.00            $10.35         3,172
  VIP Value Strategies Portfolio -- Service Class 2                                  $10.00            $10.80            --
--------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                             2019
  AB Global Thematic Growth Portfolio -- Class B                               2019
  AB Growth and Income Portfolio -- Class B                                    2019
  AB International Value Portfolio -- Class B                                  2019
  AB Large Cap Growth Portfolio -- Class B                                     2019
  AB Small Cap Growth Portfolio -- Class B                                     2019
-----------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares       2019
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares      2019
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                            2019
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                     2019
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2019
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2019
  Invesco V.I. American Franchise Fund -- Series I shares                      2019
  Invesco V.I. Comstock Fund -- Series II shares                               2019
  Invesco V.I. Core Equity Fund -- Series I shares                             2019
  Invesco V.I. Equity and Income Fund -- Series II shares                      2019
  Invesco V.I. International Growth Fund -- Series II shares                   2019
  Invesco V.I. Value Opportunities Fund -- Series II shares                    2019
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2019
-----------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares          2019
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2019
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2019
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares               2019
-----------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                            2019
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                 2019
-----------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                              2019
-----------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2019
  Federated Kaufmann Fund II -- Service Shares                                 2019
-----------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                    2019
  VIP Contrafund(R) Portfolio -- Service Class 2                               2019
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                2019
  VIP Equity-Income Portfolio -- Service Class 2                               2019
  VIP Growth & Income Portfolio -- Service Class 2                             2019
  VIP Growth Opportunities Portfolio -- Service Class 2                        2019
  VIP Growth Portfolio -- Service Class 2                                      2019
  VIP Investment Grade Bond Portfolio -- Service Class 2                       2019
  VIP Mid Cap Portfolio -- Service Class 2                                     2019
  VIP Value Strategies Portfolio -- Service Class 2                            2019
-----------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                                 $10.00            $10.43         24,933    2019
  Franklin Income VIP Fund -- Class 2 Shares                                     $10.00            $10.29         13,797    2019
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                              $10.00            $10.57             --    2019
  Templeton Growth VIP Fund -- Class 2 Shares                                    $10.00            $10.62             --    2019
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares                   $10.00            $ 9.94         42,364    2019
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                           $10.00            $10.62             --    2019
  Janus Henderson Forty Portfolio -- Service Shares                              $10.00            $10.80             --    2019
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II                   $10.00            $10.97             --    2019
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $10.00            $10.62             --    2019
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $10.00            $10.60             --    2019
  MFS(R) Total Return Series -- Service Class Shares                             $10.00            $10.46             --    2019
  MFS(R) Utilities Series -- Service Class Shares                                $10.00            $10.51             --    2019
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $10.95             --    2019
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                    $10.00            $10.19             --    2019
  High Yield Portfolio -- Administrative Class Shares                            $10.00            $10.24          2,546    2019
  Long-Term U.S. Government Portfolio -- Administrative Class Shares             $10.00            $10.15          2,532    2019
  Low Duration Portfolio -- Administrative Class Shares                          $10.00            $10.00          1,950    2019
  Total Return Portfolio -- Administrative Class Shares                          $10.00            $10.09          6,438    2019
--------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                          $10.00            $11.01             --    2019
--------------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                           $10.00            $10.09             --    2019
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares                            $10.00            $11.05             --    2019
  Real Estate Securities V.I.S. Fund -- Class 1 Shares                           $10.00            $10.24          1,295    2019
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares                                 $10.00            $10.79             --    2019
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares                                 $10.00            $10.61             --    2019
  Total Return V.I.S. Fund -- Class 3 Shares                                     $10.00            $10.24        101,253    2019
  U.S. Equity V.I.S. Fund -- Class 1 Shares                                      $10.00            $10.77             --    2019
--------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                              $10.00            $10.68             --    2019
  Jennison Portfolio -- Class II Shares                                          $10.00            $10.70             --    2019
  Natural Resources Portfolio -- Class II Shares                                 $10.00            $ 9.71          2,724    2019
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                                    $10.00            $10.43             --    2019
--------------------------------------------------------------------------------------------------------------------------------

                       Lifetime Income Plus 2008 Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $12.36            $14.39         28,779    2019
                                                            13.42             12.36         36,469    2018
                                                            11.79             13.42         39,998    2017
                                                            11.46             11.79         44,829    2016
                                                            11.50             11.46         50,898    2015
                                                            10.90             11.50         56,661    2014
                                                             9.52             10.90         61,729    2013
                                                             8.53              9.52         69,300    2012
                                                             8.94              8.53         74,351    2011
                                                             8.23              8.94        128,475    2010
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $11.01            $14.06          1,172    2019
                                                            12.42             11.01          1,289    2018
                                                             9.26             12.42          1,285    2017
                                                             9.48              9.26          1,551    2016
                                                             9.39              9.48          1,812    2015
                                                             9.10              9.39          1,661    2014
                                                             7.52              9.10            402    2013
                                                             6.74              7.52            995    2012
                                                             8.94              6.74          2,395    2011
                                                             7.66              8.94          2,224    2010
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $15.17            $18.46          2,518    2019
                                                            16.37             15.17          2,687    2018
                                                            14.02             16.37          1,998    2017
                                                            12.82             14.02          2,095    2016
                                                            12.84             12.82          2,389    2015
                                                            11.93             12.84          1,514    2014
                                                             9.00             11.93          1,727    2013
                                                             7.80              9.00          2,159    2012
                                                             7.47              7.80          6,083    2011
                                                             6.73              7.47          3,255    2010
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 5.42            $ 6.24        141,972    2019
                                                             7.15              5.42        157,551    2018
                                                             5.81              7.15        160,381    2017
                                                             5.95              5.81        463,442    2016
                                                             5.90              5.95        333,354    2015
                                                             6.40              5.90        296,315    2014
                                                             5.30              6.40        222,704    2013
                                                             4.72              5.30        427,852    2012
                                                             5.94              4.72        323,365    2011
                                                             5.79              5.94        296,004    2010
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $20.00            $26.45             --    2019
                                                            19.85             20.00             --    2018
                                                            15.31             19.85             --    2017
                                                            15.20             15.31             --    2016
                                                            13.92             15.20             --    2015
                                                            12.42             13.92             --    2014
                                                             9.21             12.42             --    2013
                                                             8.02              9.21             --    2012
                                                             8.46              8.02             --    2011
                                                             7.83              8.46             --    2010
----------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $20.28            $27.15            806    2019
                                                                                   20.83             20.28            971    2018
                                                                                   15.81             20.83          1,001    2017
                                                                                   15.12             15.81          6,151    2016
                                                                                   15.60             15.12          6,549    2015
                                                                                   16.18             15.60         73,833    2014
                                                                                   11.31             16.18          8,680    2013
                                                                                   10.01             11.31         10,917    2012
                                                                                    9.76             10.01         12,481    2011
                                                                                    7.26              9.76            847    2010
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $14.01            $18.73          2,296    2019
                                                                                   15.13             14.01          2,634    2018
                                                                                   12.15             15.13          2,898    2017
                                                                                   12.65             12.15          2,810    2016
                                                                                   12.44             12.65          6,450    2015
                                                                                   10.97             12.44          2,723    2014
                                                                                    8.61             10.97          3,129    2013
                                                                                    7.69              8.61          3,603    2012
                                                                                    7.92              7.69          3,834    2011
                                                                                    7.37              7.92          3,869    2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $ 9.53            $11.00         41,498    2019
                                                                                   10.25              9.53         44,803    2018
                                                                                    9.56             10.25         48,483    2017
                                                                                    9.25              9.56         50,433    2016
                                                                                    9.34              9.25         55,506    2015
                                                                                    8.78              9.34         59,794    2014
                                                                                    7.91              8.78         63,784    2013
                                                                                    7.16              7.91         80,461    2012
                                                                                    7.25              7.16         82,246    2011
                                                                                    6.53              7.25         67,711    2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                               $15.17            $20.76             --    2019
                                                                                   16.45             15.17             --    2018
                                                                                   13.00             16.45             --    2017
                                                                                   12.94             13.00             --    2016
                                                                                   12.36             12.94             --    2015
                                                                                   11.90             12.36             --    2014
                                                                                    8.91             11.90             --    2013
                                                                                    7.79              8.91             --    2012
                                                                                    7.85              7.79             --    2011
                                                                                    6.27              7.85             --    2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $13.76            $17.81         62,575    2019
                                                                                   16.14             13.76         75,393    2018
                                                                                   12.02             16.14        117,115    2017
                                                                                   12.23             12.02        136,439    2016
                                                                                   11.98             12.23        180,105    2015
                                                                                   11.93             11.98        199,518    2014
                                                                                    9.54             11.93        166,271    2013
                                                                                    8.01              9.54        185,668    2012
                                                                                    8.90              8.01        232,459    2011
                                                                                    7.81              8.90        228,770    2010
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $15.39            $19.96        188,736
                                                                                      17.01             15.39        235,447
                                                                                      14.82             17.01        225,356
                                                                                      13.52             14.82        267,443
                                                                                      13.32             13.52        209,932
                                                                                      12.26             13.32        241,181
                                                                                       9.47             12.26        265,506
                                                                                       8.25              9.47        301,574
                                                                                       8.41              8.25        627,983
                                                                                       7.37              8.41        680,230
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $17.20            $21.36         30,361
                                                                                      19.54             17.20         35,786
                                                                                      17.42             19.54         58,566
                                                                                      15.04             17.42         77,160
                                                                                      16.26             15.04        111,280
                                                                                      14.80             16.26        119,816
                                                                                      10.69             14.80        196,773
                                                                                       9.23             10.69        251,597
                                                                                       9.60              9.23        289,127
                                                                                       7.92              9.60        307,091
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $17.59            $23.69             --
                                                                                      18.54             17.59             --
                                                                                      14.79             18.54             --
                                                                                      14.69             14.79             --
                                                                                      14.21             14.69             --
                                                                                      13.31             14.21             --
                                                                                       9.65             13.31             --
                                                                                      10.00              9.65             --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $14.87            $18.29          5,441
                                                                                      17.23             14.87          5,760
                                                                                      14.89             17.23          6,360
                                                                                      12.93             14.89        168,539
                                                                                      14.00             12.93         11,589
                                                                                      13.03             14.00         11,874
                                                                                       9.76             13.03         12,829
                                                                                       8.33              9.76         14,936
                                                                                       8.65              8.33         10,470
                                                                                       7.59              8.65         11,124
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $13.58            $17.24        217,391
                                                                                      15.23             13.58        266,860
                                                                                      13.67             15.23        241,154
                                                                                      12.59             13.67        262,008
                                                                                      13.57             12.59          2,955
                                                                                      12.75             13.57          3,284
                                                                                      10.02             12.75          5,061
                                                                                       8.93             10.02          5,633
                                                                                       9.08              8.93          5,458
                                                                                       8.42              9.08            801
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                            $14.65            $17.31         24,471
                                                                                      16.49             14.65         25,810
                                                                                      15.12             16.49         26,049
                                                                                      13.37             15.12         15,624
                                                                                      13.94             13.37         17,555
                                                                                      13.02             13.94         13,883
                                                                                      10.59             13.02         16,066
                                                                                       9.57             10.59         15,541
                                                                                       9.85              9.57         14,785
                                                                                       8.93              9.85         15,543
--------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                      2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $ 9.41            $11.88         99,849    2019
                                                                               11.27              9.41        121,845    2018
                                                                                9.33             11.27        140,518    2017
                                                                                9.54              9.33        115,298    2016
                                                                                9.95              9.54        223,616    2015
                                                                               10.10              9.95        156,066    2014
                                                                                8.64             10.10        160,364    2013
                                                                                7.61              8.64        171,569    2012
                                                                                8.32              7.61        127,763    2011
                                                                                7.50              8.32        126,224    2010
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $ 9.96            $12.76             --    2019
                                                                               12.55              9.96             --    2018
                                                                               10.87             12.55             --    2017
                                                                                9.36             10.87             --    2016
                                                                               10.65              9.36             --    2015
                                                                               10.17             10.65             --    2014
                                                                                7.75             10.17             --    2013
                                                                                6.69              7.75             --    2012
                                                                                7.03              6.69             --    2011
                                                                                6.68              7.03             --    2010
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.35            $12.17        110,992    2019
                                                                               11.86             11.35        123,883    2018
                                                                               11.62             11.86        124,034    2017
                                                                               11.31             11.62        159,542    2016
                                                                               11.78             11.31         60,761    2015
                                                                               11.58             11.78        245,361    2014
                                                                               12.85             11.58        258,073    2013
                                                                               12.16             12.85        226,083    2012
                                                                               11.05             12.16        203,585    2011
                                                                               10.68             11.05        269,679    2010
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $16.13            $20.43          1,115    2019
                                                                               17.55             16.13          3,069    2018
                                                                               15.66             17.55          3,153    2017
                                                                               12.89             15.66          3,180    2016
                                                                               14.05             12.89          3,404    2015
                                                                               13.58             14.05          3,387    2014
                                                                                9.71             13.58          3,475    2013
                                                                                8.71              9.71          3,948    2012
                                                                                9.08              8.71          4,034    2011
                                                                                7.19              9.08          2,859    2010
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $13.80            $16.78         63,988    2019
                                                                               15.25             13.80         73,744    2018
                                                                               14.34             15.25         87,965    2017
                                                                               12.38             14.34        161,232    2016
                                                                               13.39             12.38         27,599    2015
                                                                               12.41             13.39         24,897    2014
                                                                                9.16             12.41         25,978    2013
                                                                                8.17              9.16         31,487    2012
                                                                                8.54              8.17         32,660    2011
                                                                                7.71              8.54         18,672    2010
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $11.86            $13.75        304,148    2019
                                                                          13.04             11.86        397,072    2018
                                                                          11.65             13.04        443,828    2017
                                                                          11.39             11.65        512,340    2016
                                                                          11.69             11.39        547,652    2015
                                                                          11.65             11.69        603,974    2014
                                                                          10.34             11.65        675,048    2013
                                                                           9.55             10.34        750,501    2012
                                                                          10.07              9.55        762,803    2011
                                                                           9.32             10.07        797,923    2010
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $18.51            $24.11             --    2019
                                                                          18.29             18.51             --    2018
                                                                          14.38             18.29             --    2017
                                                                          13.58             14.38             --    2016
                                                                          13.46             13.58             --    2015
                                                                          11.99             13.46             --    2014
                                                                           9.12             11.99             --    2013
                                                                           8.07              9.12             --    2012
                                                                           8.01              8.07             --    2011
                                                                           7.07              8.01             --    2010
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.14            $17.05         53,976    2019
                                                                          13.68             13.14         68,406    2018
                                                                          10.44             13.68        136,594    2017
                                                                          10.00             10.44          1,610    2016
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $ 9.95            $12.26            540    2019
                                                                          12.15              9.95            570    2018
                                                                           9.70             12.15          1,134    2017
                                                                          10.00              9.70          1,743    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $12.40            $13.08         83,226    2019
                                                                          12.61             12.40        110,299    2018
                                                                          12.38             12.61         74,427    2017
                                                                          11.55             12.38         62,682    2016
                                                                          11.85             11.55         93,735    2015
                                                                          11.96             11.85        183,902    2014
                                                                          11.70             11.96        186,822    2013
                                                                          11.08             11.70        129,463    2012
                                                                          10.97             11.08          2,076    2011
                                                                          10.21             10.97          3,112    2010
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $16.30            $18.32            386    2019
                                                                          17.15             16.30            389    2018
                                                                          16.34             17.15            396    2017
                                                                          14.49             16.34            379    2016
                                                                          15.13             14.49            406    2015
                                                                          15.01             15.13            406    2014
                                                                          14.28             15.01             --    2013
                                                                          12.69             14.28             --    2012
                                                                          12.29             12.69            436    2011
                                                                          10.91             12.29            462    2010
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $16.49            $21.67          2,090    2019
                                                                         16.17             16.49          2,649    2018
                                                                         12.84             16.17          3,466    2017
                                                                         12.61             12.84          7,287    2016
                                                                         12.06             12.61          7,309    2015
                                                                         11.20             12.06          8,577    2014
                                                                          8.14             11.20          9,655    2013
                                                                          7.07              8.14         12,357    2012
                                                                          8.30              7.07        195,314    2011
                                                                          7.16              8.30        186,206    2010
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.32            $18.73         52,840    2019
                                                                         16.29             15.32         39,734    2018
                                                                         14.25             16.29         43,896    2017
                                                                         13.53             14.25         96,460    2016
                                                                         13.69             13.53        103,787    2015
                                                                         12.64             13.69        124,746    2014
                                                                         10.77             12.64        136,760    2013
                                                                          9.52             10.77        147,631    2012
                                                                         10.06              9.52        158,808    2011
                                                                          8.68             10.06         57,913    2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.18            $19.62         77,347    2019
                                                                         16.52             15.18         94,325    2018
                                                                         13.80             16.52        154,977    2017
                                                                         13.01             13.80        129,542    2016
                                                                         13.16             13.01        456,861    2015
                                                                         11.97             13.16        513,934    2014
                                                                          9.29             11.97        604,806    2013
                                                                          8.12              9.29        681,115    2012
                                                                          8.49              8.12         71,639    2011
                                                                          7.37              8.49         71,388    2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $16.36            $20.91             --    2019
                                                                         17.52             16.36             --    2018
                                                                         14.41             17.52             --    2017
                                                                         14.26             14.41            300    2016
                                                                         14.33             14.26          1,727    2015
                                                                         13.16             14.33            367    2014
                                                                          9.67             13.16            390    2013
                                                                          8.03              9.67            588    2012
                                                                          8.39              8.03            700    2011
                                                                          7.22              8.39            449    2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $13.15            $16.45         57,916    2019
                                                                         14.60             13.15         68,863    2018
                                                                         13.17             14.60         82,672    2017
                                                                         11.36             13.17          8,118    2016
                                                                         12.05             11.36        203,928    2015
                                                                         11.28             12.05        232,745    2014
                                                                          8.97             11.28        297,039    2013
                                                                          7.78              8.97        314,981    2012
                                                                          7.85              7.78          5,397    2011
                                                                          6.94              7.85          5,967    2010
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $14.57            $18.60          2,949    2019
                                                                  16.30             14.57          3,232    2018
                                                                  14.20             16.30          3,519    2017
                                                                  12.45             14.20          3,723    2016
                                                                  12.98             12.45          4,308    2015
                                                                  11.96             12.98          4,520    2014
                                                                   9.12             11.96          4,914    2013
                                                                   7.83              9.12          5,621    2012
                                                                   7.85              7.83          6,255    2011
                                                                   6.96              7.85          6,484    2010
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $23.85            $32.99             --    2019
                                                                  21.59             23.85             74    2018
                                                                  16.35             21.59            379    2017
                                                                  16.59             16.35            440    2016
                                                                  16.00             16.59        122,655    2015
                                                                  14.52             16.00         54,632    2014
                                                                  10.72             14.52         61,169    2013
                                                                  10.00             10.72         75,072    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $17.03            $22.46          7,712    2019
                                                                  17.37             17.03          8,881    2018
                                                                  13.09             17.37          7,098    2017
                                                                  13.22             13.09          7,923    2016
                                                                  12.56             13.22          8,454    2015
                                                                  11.49             12.56             87    2014
                                                                   8.59             11.49             99    2013
                                                                   7.62              8.59            136    2012
                                                                   7.74              7.62            150    2011
                                                                   6.35              7.74            155    2010
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.73            $13.71        202,665    2019
                                                                  13.03             12.73        228,860    2018
                                                                  12.73             13.03        363,756    2017
                                                                  12.37             12.73        497,062    2016
                                                                  12.67             12.37        515,735    2015
                                                                  12.19             12.67        309,343    2014
                                                                  12.64             12.19        377,268    2013
                                                                  12.16             12.64        408,302    2012
                                                                  11.54             12.16         13,550    2011
                                                                  10.90             11.54         17,623    2010
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $14.87            $18.04         88,935    2019
                                                                  17.73             14.87        103,084    2018
                                                                  14.94             17.73        116,007    2017
                                                                  13.56             14.94        148,231    2016
                                                                  14.00             13.56        129,988    2015
                                                                  13.41             14.00        260,311    2014
                                                                  10.02             13.41        241,634    2013
                                                                   8.89             10.02        283,440    2012
                                                                  10.13              8.89         20,178    2011
                                                                   8.00             10.13         20,039    2010
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $13.04            $17.22             --    2019
                                                                  16.06             13.04             --    2018
                                                                  13.70             16.06             --    2017
                                                                  12.73             13.70             --    2016
                                                                  13.36             12.73             --    2015
                                                                  12.74             13.36             --    2014
                                                                   9.94             12.74             --    2013
                                                                   7.95              9.94             --    2012
                                                                   8.87              7.95             --    2011
                                                                   7.13              8.87             --    2010
----------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                       $11.71            $13.82        110,082    2019
                                                                        13.17             11.71        152,779    2018
                                                                        11.95             13.17        174,199    2017
                                                                        10.72             11.95        209,735    2016
                                                                        11.61             10.72        252,838    2015
                                                                        11.47             11.61        295,514    2014
                                                                         9.41             11.47        342,830    2013
                                                                         8.29              9.41        406,867    2012
                                                                         8.55              8.29        431,640    2011
                                                                         7.88              8.55        487,083    2010
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $13.65            $15.60        256,021    2019
                                                                        14.49             13.65        289,368    2018
                                                                        13.42             14.49        322,095    2017
                                                                        11.96             13.42        349,737    2016
                                                                        13.07             11.96        426,981    2015
                                                                        12.69             13.07        462,367    2014
                                                                        11.31             12.69        510,632    2013
                                                                        10.20             11.31        552,265    2012
                                                                        10.12             10.20        595,532    2011
                                                                         9.12             10.12        661,639    2010
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $12.14            $14.65          7,327    2019
                                                                        13.56             12.14         10,855    2018
                                                                        12.71             13.56          9,122    2017
                                                                        11.12             12.71          9,036    2016
                                                                        11.89             11.12         10,250    2015
                                                                        11.27             11.89         15,614    2014
                                                                         8.93             11.27         16,432    2013
                                                                         7.94              8.93          5,902    2012
                                                                         8.15              7.94        169,495    2011
                                                                         7.44              8.15        187,444    2010
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $ 9.76            $11.07          2,250    2019
                                                                        11.65              9.76         10,112    2018
                                                                         9.98             11.65         10,197    2017
                                                                         9.25              9.98         10,506    2016
                                                                        10.05              9.25         10,641    2015
                                                                        10.50             10.05         26,906    2014
                                                                         8.15             10.50         26,526    2013
                                                                         6.84              8.15         16,611    2012
                                                                         7.47              6.84         18,031    2011
                                                                         7.07              7.47         12,495    2010
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.23            $ 9.26         47,948    2019
                                                                         9.24              9.23         31,884    2018
                                                                         9.34              9.24         26,530    2017
                                                                         9.48              9.34          9,122    2016
                                                                         9.63              9.48          1,482    2015
                                                                         9.78              9.63          9,103    2014
                                                                         9.94              9.78         51,525    2013
                                                                        10.00              9.94         35,873    2012
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $17.50            $21.06         50,866    2019
                                                                        17.70             17.50         36,816    2018
                                                                        15.22             17.70         49,608    2017
                                                                        14.81             15.22         61,317    2016
                                                                        14.99             14.81        102,117    2015
                                                                        14.06             14.99        107,588    2014
                                                                        11.92             14.06        119,909    2013
                                                                        10.68             11.92        129,620    2012
                                                                        10.71             10.68        140,909    2011
                                                                        10.06             10.71        170,848    2010
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $17.88            $24.09            493    2019
                                                                        17.86             17.88            715    2018
                                                                        13.95             17.86          1,017    2017
                                                                        13.90             13.95         79,967    2016
                                                                        12.61             13.90         86,632    2015
                                                                        11.81             12.61        109,603    2014
                                                                         9.17             11.81        120,137    2013
                                                                         7.52              9.17        140,992    2012
                                                                         8.21              7.52        140,220    2011
                                                                         7.83              8.21        144,584    2010
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $18.28            $22.44            984    2019
                                                                        20.30             18.28          1,020    2018
                                                                        17.78             20.30          1,118    2017
                                                                        17.89             17.78          1,172    2016
                                                                        18.53             17.89          1,182    2015
                                                                        15.68             18.53          1,257    2014
                                                                        10.81             15.68          1,487    2013
                                                                         9.27             10.81          1,869    2012
                                                                         9.21              9.27          2,079    2011
                                                                         7.50              9.21          2,204    2010
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.70            $13.58             --    2019
                                                                        11.93             10.70             --    2018
                                                                        10.55             11.93             --    2017
                                                                         9.49             10.55             --    2016
                                                                         9.92              9.49             --    2015
                                                                        10.00              9.92             --    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $16.32            $21.09             --    2019
                                                                        17.58             16.32             --    2018
                                                                        14.52             17.58             --    2017
                                                                        13.61             14.52             --    2016
                                                                        13.83             13.61             --    2015
                                                                        12.69             13.83             --    2014
                                                                         9.78             12.69             --    2013
                                                                         8.36              9.78             --    2012
                                                                         8.71              8.36             --    2011
                                                                         7.98              8.71             --    2010
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $13.73            $16.24         57,133    2019
                                                                                  14.82             13.73         62,410    2018
                                                                                  13.44             14.82         69,708    2017
                                                                                  12.54             13.44         73,974    2016
                                                                                  12.81             12.54         84,647    2015
                                                                                  12.02             12.81         90,334    2014
                                                                                  10.29             12.02        101,516    2013
                                                                                   9.42             10.29        144,601    2012
                                                                                   9.42              9.42        148,893    2011
                                                                                   8.73              9.42        158,885    2010
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $13.86            $17.03          4,371    2019
                                                                                  13.96             13.86          6,080    2018
                                                                                  12.39             13.96          6,670    2017
                                                                                  11.31             12.39          7,501    2016
                                                                                  13.48             11.31          7,919    2015
                                                                                  12.17             13.48          7,362    2014
                                                                                  10.28             12.17          9,813    2013
                                                                                   9.23             10.28         11,022    2012
                                                                                   8.80              9.23         11,856    2011
                                                                                   7.87              8.80         21,256    2010
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.65            $17.38             --    2019
                                                                                  12.78             12.65             --    2018
                                                                                  10.13             12.78             --    2017
                                                                                   9.72             10.13             --    2016
                                                                                  10.00              9.72             --    2015
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                    $12.55            $13.81            640    2019
                                                                                  13.49             12.55            658    2018
                                                                                  12.08             13.49            656    2017
                                                                                  10.87             12.08            709    2016
                                                                                  12.16             10.87            778    2015
                                                                                  12.29             12.16            726    2014
                                                                                  12.47             12.29          1,667    2013
                                                                                  11.04             12.47          1,583    2012
                                                                                  11.00             11.04          1,919    2011
                                                                                   9.88             11.00             --    2010
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                            $15.36            $17.35         62,975    2019
                                                                                  16.03             15.36         58,100    2018
                                                                                  15.27             16.03         59,041    2017
                                                                                  13.79             15.27         67,196    2016
                                                                                  14.25             13.79        187,257    2015
                                                                                  14.00             14.25        118,020    2014
                                                                                  13.45             14.00         86,025    2013
                                                                                  11.95             13.45         85,073    2012
                                                                                  11.75             11.95        120,504    2011
                                                                                  10.43             11.75        134,567    2010
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.41            $18.31         63,331    2019
                                                                              17.08             16.41         61,272    2018
                                                                              15.92             17.08         56,208    2017
                                                                              16.06             15.92         65,073    2016
                                                                              16.54             16.06          9,810    2015
                                                                              13.55             16.54         11,791    2014
                                                                              15.81             13.55         14,981    2013
                                                                              15.38             15.81         14,565    2012
                                                                              12.22             15.38         14,842    2011
                                                                              11.12             12.22         17,987    2010
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.23            $11.50        111,208    2019
                                                                              11.37             11.23        119,023    2018
                                                                              11.40             11.37        114,875    2017
                                                                              11.42             11.40        134,924    2016
                                                                              11.56             11.42        261,944    2015
                                                                              11.64             11.56        653,860    2014
                                                                              11.84             11.64        632,839    2013
                                                                              11.36             11.84        598,673    2012
                                                                              11.41             11.36        704,331    2011
                                                                              11.01             11.41        797,920    2010
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.76            $14.68        220,057    2019
                                                                              14.06             13.76        261,417    2018
                                                                              13.61             14.06        375,250    2017
                                                                              13.46             13.61        514,644    2016
                                                                              13.61             13.46        594,831    2015
                                                                              13.26             13.61        396,276    2014
                                                                              13.74             13.26        465,980    2013
                                                                              12.73             13.74        447,526    2012
                                                                              12.48             12.73        496,338    2011
                                                                              11.73             12.48        588,488    2010
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $23.92            $32.23             --    2019
                                                                              24.74             23.92             --    2018
                                                                              19.17             24.74             --    2017
                                                                              18.37             19.17             --    2016
                                                                              17.24             18.37             --    2015
                                                                              14.91             17.24             --    2014
                                                                              11.25             14.91             --    2013
                                                                               9.79             11.25             --    2012
                                                                               9.73              9.79             --    2011
                                                                               8.34              9.73             --    2010
----------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                       $11.50            $12.30         33,313    2019
                                                                              11.85             11.50         35,050    2018
                                                                              11.66             11.85         37,706    2017
                                                                              11.50             11.66         38,811    2016
                                                                              11.73             11.50         38,978    2015
                                                                              11.33             11.73         43,245    2014
                                                                              11.67             11.33         43,122    2013
                                                                              11.22             11.67         43,371    2012
                                                                              10.63             11.22         44,700    2011
                                                                              10.03             10.63         46,902    2010
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $19.98            $27.02              --   2019
                                                                20.86             19.98              --   2018
                                                                16.51             20.86              --   2017
                                                                16.36             16.51              --   2016
                                                                16.09             16.36              --   2015
                                                                14.33             16.09              --   2014
                                                                10.79             14.33              --   2013
                                                                 9.07             10.79              --   2012
                                                                 9.17              9.07              --   2011
                                                                 8.34              9.17              --   2010
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $16.62            $20.65          32,040   2019
                                                                17.91             16.62          38,116   2018
                                                                17.19             17.91          40,270   2017
                                                                16.16             17.19          46,168   2016
                                                                15.70             16.16          61,138   2015
                                                                12.09             15.70          69,016   2014
                                                                11.97             12.09         132,451   2013
                                                                10.41             11.97          46,312   2012
                                                                 9.63             10.41          45,751   2011
                                                                 7.58              9.63          52,849   2010
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $17.01            $21.95           2,476   2019
                                                                18.14             17.01           2,814   2018
                                                                15.16             18.14           4,698   2017
                                                                13.80             15.16           5,257   2016
                                                                13.87             13.80           4,178   2015
                                                                12.43             13.87           4,655   2014
                                                                 9.57             12.43           4,181   2013
                                                                 8.40              9.57           4,922   2012
                                                                 8.39              8.40           5,969   2011
                                                                 7.42              8.39           6,582   2010
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $17.10            $21.23             930   2019
                                                                19.24             17.10             891   2018
                                                                17.34             19.24             932   2017
                                                                14.23             17.34             965   2016
                                                                15.07             14.23           1,344   2015
                                                                14.75             15.07           1,617   2014
                                                                10.95             14.75           2,139   2013
                                                                 9.71             10.95           2,980   2012
                                                                 9.56              9.71           3,579   2011
                                                                 7.62              9.56           2,333   2010
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $11.36            $12.93         986,533   2019
                                                                12.36             11.36       1,122,968   2018
                                                                10.89             12.36       1,275,679   2017
                                                                10.43             10.89       1,534,021   2016
                                                                10.74             10.43       1,771,756   2015
                                                                10.38             10.74       2,001,627   2014
                                                                 9.20             10.38       2,294,301   2013
                                                                 8.32              9.20       2,439,878   2012
                                                                 8.72              8.32       2,608,825   2011
                                                                 8.10              8.72       2,799,057   2010
--------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $16.04            $20.81             --    2019
                                                             16.87             16.04             --    2018
                                                             14.29             16.87            237    2017
                                                             13.28             14.29             --    2016
                                                             13.80             13.28             --    2015
                                                             12.43             13.80             --    2014
                                                              9.43             12.43             --    2013
                                                              8.27              9.43             --    2012
                                                              8.65              8.27             --    2011
                                                              7.97              8.65             --    2010
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $15.90            $20.10            686    2019
                                                             17.13             15.90          2,609    2018
                                                             13.41             17.13          2,726    2017
                                                             13.46             13.41          2,954    2016
                                                             12.91             13.46          2,921    2015
                                                             12.29             12.91          3,393    2014
                                                              9.65             12.29          3,620    2013
                                                              8.86              9.65          4,053    2012
                                                              9.43              8.86          4,124    2011
                                                              8.92              9.43          4,451    2010
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $20.92            $27.35             --    2019
                                                             21.50             20.92             --    2018
                                                             16.04             21.50             --    2017
                                                             16.51             16.04             --    2016
                                                             15.10             16.51             --    2015
                                                             14.00             15.10             --    2014
                                                             10.37             14.00             --    2013
                                                              9.10             10.37             --    2012
                                                              9.25              9.10             --    2011
                                                              8.43              9.25             --    2010
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 4.46            $ 4.84        248,535    2019
                                                              5.55              4.46        261,696    2018
                                                              5.67              5.55        223,962    2017
                                                              4.62              5.67        137,879    2016
                                                              6.59              4.62         99,252    2015
                                                              8.35              6.59         89,712    2014
                                                              7.72              8.35         77,344    2013
                                                              8.08              7.72         77,770    2012
                                                             10.18              8.08         32,666    2011
                                                              8.11             10.18         39,849    2010
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $25.26            $34.08            325    2019
                                                             25.59             25.26            432    2018
                                                             19.31             25.59            486    2017
                                                             19.51             19.31            594    2016
                                                             19.56             19.51          1,557    2015
                                                             19.13             19.56            597    2014
                                                             13.89             19.13            625    2013
                                                             11.72             13.89            757    2012
                                                             12.60             11.72             --    2011
                                                             10.00             12.60            218    2010
-----------------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.95            $13.81         1,099     2019
                                                            13.06             11.95         1,232     2018
                                                            11.55             13.06         1,364     2017
                                                            11.30             11.55         5,052     2016
                                                            11.41             11.30         5,933     2015
                                                            10.89             11.41         6,129     2014
                                                             9.58             10.89         6,825     2013
                                                             8.64              9.58         7,443     2012
                                                             9.11              8.64         8,152     2011
                                                             8.45              9.11         8,761     2010
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $12.15            $15.42            --     2019
                                                            13.80             12.15            --     2018
                                                            10.35             13.80            --     2017
                                                            10.68             10.35            --     2016
                                                            10.64             10.68            --     2015
                                                            10.38             10.64            --     2014
                                                             8.63             10.38            --     2013
                                                             7.80              8.63            --     2012
                                                            10.41              7.80            --     2011
                                                             8.97             10.41            --     2010
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $14.88            $17.99            --     2019
                                                            16.16             14.88            --     2018
                                                            13.93             16.16            --     2017
                                                            12.83             13.93            --     2016
                                                            12.93             12.83            --     2015
                                                            12.10             12.93            --     2014
                                                             9.19             12.10            --     2013
                                                             8.01              9.19            --     2012
                                                             7.73              8.01            --     2011
                                                             7.00              7.73            --     2010
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 5.53            $ 6.32         1,816     2019
                                                             7.35              5.53         1,874     2018
                                                             6.00              7.35         2,183     2017
                                                             6.19              6.00         6,083     2016
                                                             6.18              6.19         4,395     2015
                                                             6.76              6.18         4,846     2014
                                                             5.63              6.76         3,499     2013
                                                             5.04              5.63         6,613     2012
                                                             6.40              5.04         7,220     2011
                                                             6.27              6.40         6,971     2010
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $20.95            $27.53            --     2019
                                                            20.94             20.95            --     2018
                                                            16.26             20.94            --     2017
                                                            16.24             16.26            --     2016
                                                            14.98             16.24            --     2015
                                                            13.46             14.98            --     2014
                                                            10.04             13.46            --     2013
                                                             8.80             10.04            --     2012
                                                             9.35              8.80            --     2011
                                                             8.70              9.35            --     2010
----------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $21.73            $28.91            --     2019
                                                                                   22.47             21.73            --     2018
                                                                                   17.18             22.47            --     2017
                                                                                   16.53             17.18            --     2016
                                                                                   17.17             16.53            --     2015
                                                                                   17.93             17.17           885     2014
                                                                                   12.61             17.93            --     2013
                                                                                   11.24             12.61            --     2012
                                                                                   11.03             11.24            --     2011
                                                                                    8.26             11.03            --     2010
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $14.80            $19.67            --     2019
                                                                                   16.10             14.80            --     2018
                                                                                   13.01             16.10            --     2017
                                                                                   13.63             13.01            --     2016
                                                                                   13.50             13.63            --     2015
                                                                                   11.99             13.50            --     2014
                                                                                    9.47             11.99            --     2013
                                                                                    8.51              9.47            --     2012
                                                                                    8.82              8.51            --     2011
                                                                                    8.26              8.82            --     2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $ 9.09            $10.42         1,738     2019
                                                                                    9.84              9.09         1,903     2018
                                                                                    9.23              9.84         2,043     2017
                                                                                    8.99              9.23         2,137     2016
                                                                                    9.14              8.99         2,271     2015
                                                                                    8.66              9.14         2,473     2014
                                                                                    7.84              8.66         2,665     2013
                                                                                    7.15              7.84         9,752     2012
                                                                                    7.29              7.15         9,924     2011
                                                                                    6.61              7.29         3,235     2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                               $15.13            $20.57            --     2019
                                                                                   16.51             15.13            --     2018
                                                                                   13.14             16.51            --     2017
                                                                                   13.16             13.14            --     2016
                                                                                   12.66             13.16            --     2015
                                                                                   12.26             12.66            --     2014
                                                                                    9.24             12.26            --     2013
                                                                                    8.14              9.24            --     2012
                                                                                    8.25              8.14            --     2011
                                                                                    6.63              8.25            --     2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $13.70            $17.61           434     2019
                                                                                   16.18             13.70           505     2018
                                                                                   12.13             16.18         1,331     2017
                                                                                   12.43             12.13         1,283     2016
                                                                                   12.26             12.43         1,750     2015
                                                                                   12.28             12.26         2,445     2014
                                                                                    9.89             12.28         1,923     2013
                                                                                    8.36              9.89         2,232     2012
                                                                                    9.34              8.36         3,277     2011
                                                                                    8.26              9.34         3,558     2010
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $15.03            $19.36         2,574
                                                                                      16.72             15.03         2,963
                                                                                      14.66             16.72         3,168
                                                                                      13.46             14.66         3,557
                                                                                      13.35             13.46         2,415
                                                                                      12.37             13.35         3,382
                                                                                       9.62             12.37         3,813
                                                                                       8.44              9.62         4,592
                                                                                       8.65              8.44        13,010
                                                                                       7.64              8.65        15,385
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $16.07            $19.82           388
                                                                                      18.37             16.07           425
                                                                                      16.49             18.37           874
                                                                                      14.32             16.49           954
                                                                                      15.60             14.32         1,514
                                                                                      14.28             15.60         1,946
                                                                                      10.39             14.28         3,306
                                                                                       9.02             10.39         4,286
                                                                                       9.45              9.02         6,073
                                                                                       7.85              9.45         7,020
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $16.83            $22.51            --
                                                                                      17.86             16.83            --
                                                                                      14.34             17.86            --
                                                                                      14.34             14.34            --
                                                                                      13.96             14.34            --
                                                                                      13.16             13.96            --
                                                                                       9.60             13.16            --
                                                                                      10.00              9.60            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $18.72            $24.98            --
                                                                                      19.92             18.72            --
                                                                                      16.03             19.92            --
                                                                                      16.07             16.03            --
                                                                                      15.69             16.07            --
                                                                                      14.83             15.69            --
                                                                                      10.85             14.83            --
                                                                                       9.78             10.85            --
                                                                                      10.68              9.78            --
                                                                                       9.13             10.68            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $13.91            $17.00            --
                                                                                      16.24             13.91            --
                                                                                      14.12             16.24            --
                                                                                      12.34             14.12         2,206
                                                                                      13.45             12.34            --
                                                                                      12.61             13.45            --
                                                                                       9.50             12.61            --
                                                                                       8.17              9.50            --
                                                                                       8.53              8.17            --
                                                                                       7.54              8.53            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $13.74            $17.33         2,876
                                                                                      15.50             13.74         3,245
                                                                                      14.01             15.50         3,438
                                                                                      12.99             14.01         3,332
                                                                                      14.09             12.99            --
                                                                                      13.32             14.09            --
                                                                                      10.54             13.32            --
                                                                                       9.46             10.54            --
                                                                                       9.68              9.46            --
                                                                                       9.04              9.68            --
--------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $13.59            $15.95           678     2019
                                                                               15.40             13.59           714     2018
                                                                               14.21             15.40           745     2017
                                                                               12.65             14.21           764     2016
                                                                               13.28             12.65           875     2015
                                                                               12.49             13.28           921     2014
                                                                               10.22             12.49         1,001     2013
                                                                                9.30             10.22         1,120     2012
                                                                                9.63              9.30         1,210     2011
                                                                                8.79              9.63         1,287     2010
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $10.27            $12.88         1,189     2019
                                                                               12.38             10.27         1,360     2018
                                                                               10.32             12.38         1,725     2017
                                                                               10.62             10.32         1,018     2016
                                                                               11.15             10.62         2,556     2015
                                                                               11.39             11.15         2,029     2014
                                                                                9.81             11.39         2,075     2013
                                                                                8.71              9.81         2,251     2012
                                                                                9.57              8.71         2,100     2011
                                                                                8.69              9.57         2,331     2010
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $ 9.46            $12.04            --     2019
                                                                               11.99              9.46            --     2018
                                                                               10.46             11.99            --     2017
                                                                                9.07             10.46            --     2016
                                                                               10.38              9.07            --     2015
                                                                                9.98             10.38            --     2014
                                                                                7.65              9.98            --     2013
                                                                                6.65              7.65            --     2012
                                                                                7.04              6.65            --     2011
                                                                                6.73              7.04            --     2010
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.05            $11.77         1,614     2019
                                                                               11.63             11.05         1,602     2018
                                                                               11.47             11.63         1,814     2017
                                                                               11.23             11.47         1,830     2016
                                                                               11.77             11.23           482     2015
                                                                               11.66             11.77         3,186     2014
                                                                               13.02             11.66         3,300     2013
                                                                               12.40             13.02         2,796     2012
                                                                               11.34             12.40         3,663     2011
                                                                               11.04             11.34         4,879     2010
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $15.09            $18.99            --     2019
                                                                               16.53             15.09            --     2018
                                                                               14.85             16.53            --     2017
                                                                               12.30             14.85            --     2016
                                                                               13.49             12.30            --     2015
                                                                               13.13             13.49            --     2014
                                                                                9.45             13.13            --     2013
                                                                                8.53              9.45            --     2012
                                                                                8.96              8.53            --     2011
                                                                                7.14              8.96            --     2010
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $13.23            $15.99            722    2019
                                                                          14.73             13.23            779    2018
                                                                          13.94             14.73          1,094    2017
                                                                          12.11             13.94          1,856    2016
                                                                          13.19             12.11             --    2015
                                                                          12.30             13.19             --    2014
                                                                           9.14             12.30             --    2013
                                                                           8.21              9.14             --    2012
                                                                           8.64              8.21             --    2011
                                                                           7.85              8.64             --    2010
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $12.75            $14.68         43,984    2019
                                                                          14.11             12.75         48,897    2018
                                                                          12.68             14.11         53,188    2017
                                                                          12.49             12.68         61,420    2016
                                                                          12.90             12.49         65,310    2015
                                                                          12.94             12.90         71,481    2014
                                                                          11.57             12.94         75,713    2013
                                                                          10.75             11.57         86,107    2012
                                                                          11.41             10.75        102,134    2011
                                                                          10.63             11.41        106,137    2010
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $18.54            $23.99             --    2019
                                                                          18.44             18.54             --    2018
                                                                          14.59             18.44             --    2017
                                                                          13.87             14.59             --    2016
                                                                          13.84             13.87             --    2015
                                                                          12.42             13.84             --    2014
                                                                           9.50             12.42             --    2013
                                                                           8.46              9.50             --    2012
                                                                           8.46              8.46             --    2011
                                                                           7.51              8.46             --    2010
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $12.91            $16.64            691    2019
                                                                          13.53             12.91            798    2018
                                                                          10.40             13.53          1,968    2017
                                                                          10.00             10.40             --    2016
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $ 9.78            $11.97             --    2019
                                                                          12.02              9.78             --    2018
                                                                           9.66             12.02             --    2017
                                                                          10.00              9.66             --    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $11.46            $12.00          1,271    2019
                                                                          11.73             11.46          1,528    2018
                                                                          11.59             11.73            894    2017
                                                                          10.88             11.59            905    2016
                                                                          11.23             10.88            996    2015
                                                                          11.42             11.23          2,680    2014
                                                                          11.25             11.42          2,704    2013
                                                                          10.72             11.25          1,949    2012
                                                                          10.68             10.72             --    2011
                                                                          10.01             10.68             --    2010
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $15.35            $17.14            --     2019
                                                                         16.26             15.35            --     2018
                                                                         15.60             16.26            --     2017
                                                                         13.93             15.60            --     2016
                                                                         14.64             13.93            --     2015
                                                                         14.61             14.64            --     2014
                                                                         14.00             14.61            --     2013
                                                                         12.53             14.00            --     2012
                                                                         12.21             12.53            --     2011
                                                                         10.91             12.21            --     2010
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.38            $24.01            --     2019
                                                                         18.15             18.38            --     2018
                                                                         14.50             18.15            --     2017
                                                                         14.34             14.50            --     2016
                                                                         13.81             14.34            --     2015
                                                                         12.90             13.81            --     2014
                                                                          9.45             12.90            --     2013
                                                                          8.25              9.45            --     2012
                                                                          9.76              8.25         3,318     2011
                                                                          8.47              9.76         3,438     2010
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.37            $18.66         2,512     2019
                                                                         16.45             15.37         2,804     2018
                                                                         14.49             16.45         3,068     2017
                                                                         13.85             14.49         3,327     2016
                                                                         14.11             13.85         3,563     2015
                                                                         13.11             14.11         3,887     2014
                                                                         11.24             13.11         4,204     2013
                                                                         10.01             11.24         9,423     2012
                                                                         10.64             10.01         9,892     2011
                                                                          9.24             10.64         6,890     2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $16.47            $21.14           545     2019
                                                                         18.04             16.47           627     2018
                                                                         15.17             18.04         1,479     2017
                                                                         14.39             15.17         1,028     2016
                                                                         14.66             14.39         4,517     2015
                                                                         13.42             14.66         6,173     2014
                                                                         10.48             13.42         7,609     2013
                                                                          9.23             10.48         9,121     2012
                                                                          9.70              9.23            --     2011
                                                                          8.49              9.70            --     2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $16.98            $21.55            --     2019
                                                                         18.31             16.98            --     2018
                                                                         15.15             18.31            --     2017
                                                                         15.09             15.15            --     2016
                                                                         15.28             15.09            --     2015
                                                                         14.12             15.28            --     2014
                                                                         10.44             14.12            --     2013
                                                                          8.73             10.44            --     2012
                                                                          9.18              8.73            --     2011
                                                                          7.96              9.18            --     2010
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $12.58            $15.64           736     2019
                                                                  14.06             12.58           823     2018
                                                                  12.76             14.06         1,143     2017
                                                                  11.09             12.76            --     2016
                                                                  11.84             11.09         2,454     2015
                                                                  11.16             11.84         3,187     2014
                                                                   8.93             11.16         4,217     2013
                                                                   7.80              8.93         4,928     2012
                                                                   7.92              7.80            --     2011
                                                                   7.05              7.92            --     2010
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $15.15            $19.22            --     2019
                                                                  17.07             15.15            --     2018
                                                                  14.96             17.07            --     2017
                                                                  13.21             14.96            --     2016
                                                                  13.86             13.21            --     2015
                                                                  12.86             13.86            --     2014
                                                                   9.87             12.86            --     2013
                                                                   8.53              9.87            --     2012
                                                                   8.61              8.53            --     2011
                                                                   7.68              8.61            --     2010
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $22.78            $31.31            --     2019
                                                                  20.76             22.78            --     2018
                                                                  15.82             20.76            --     2017
                                                                  16.17             15.82            --     2016
                                                                  15.69             16.17         1,679     2015
                                                                  14.33             15.69           961     2014
                                                                  10.65             14.33         1,096     2013
                                                                  10.00             10.65         1,383     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $19.92            $26.10            --     2019
                                                                  20.46             19.92            --     2018
                                                                  15.52             20.46            --     2017
                                                                  15.78             15.52            --     2016
                                                                  15.09             15.78            --     2015
                                                                  13.90             15.09            --     2014
                                                                  10.45             13.90            --     2013
                                                                   9.34             10.45            --     2012
                                                                   9.55              9.34            --     2011
                                                                   7.89              9.55            --     2010
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.80            $12.63         3,008     2019
                                                                  12.16             11.80         3,010     2018
                                                                  11.96             12.16         6,024     2017
                                                                  11.70             11.96         6,144     2016
                                                                  12.07             11.70         5,549     2015
                                                                  11.68             12.07         4,363     2014
                                                                  12.20             11.68         5,272     2013
                                                                  11.81             12.20         5,385     2012
                                                                  11.28             11.81            --     2011
                                                                  10.73             11.28            --     2010
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $15.85            $19.10         1,005     2019
                                                                  19.02             15.85         1,081     2018
                                                                  16.13             19.02         1,426     2017
                                                                  14.74             16.13         1,608     2016
                                                                  15.32             14.74         1,466     2015
                                                                  14.77             15.32         3,458     2014
                                                                  11.12             14.77         3,195     2013
                                                                   9.92             11.12         3,989     2012
                                                                  11.38              9.92            --     2011
                                                                   9.05             11.38            --     2010
----------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2         $13.00            $17.04             --    2019
                                                             16.11             13.00             --    2018
                                                             13.83             16.11             --    2017
                                                             12.94             13.83             --    2016
                                                             13.67             12.94             --    2015
                                                             13.12             13.67             --    2014
                                                             10.31             13.12             --    2013
                                                              8.29             10.31             --    2012
                                                              9.32              8.29             --    2011
                                                              7.54              9.32             --    2010
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $11.07            $12.98         28,424    2019
                                                             12.53             11.07         29,153    2018
                                                             11.44             12.53         29,810    2017
                                                             10.34             11.44         30,485    2016
                                                             11.27             10.34         31,471    2015
                                                             11.20             11.27         32,117    2014
                                                              9.26             11.20         39,316    2013
                                                              8.21              9.26         41,095    2012
                                                              8.52              8.21         42,778    2011
                                                              7.90              8.52         46,350    2010
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $13.08            $14.85         75,165    2019
                                                             13.98             13.08         83,052    2018
                                                             13.03             13.98         94,624    2017
                                                             11.69             13.03        101,469    2016
                                                             12.86             11.69        115,301    2015
                                                             12.57             12.86        121,483    2014
                                                             11.28             12.57        132,427    2013
                                                             10.24             11.28        146,425    2012
                                                             10.22             10.24        161,705    2011
                                                              9.28             10.22        191,077    2010
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $11.79            $14.14             --    2019
                                                             13.26             11.79             --    2018
                                                             12.52             13.26             --    2017
                                                             11.03             12.52             --    2016
                                                             11.86             11.03             --    2015
                                                             11.32             11.86             --    2014
                                                              9.03             11.32             --    2013
                                                              8.08              9.03             --    2012
                                                              8.35              8.08          3,406    2011
                                                              7.67              8.35          3,979    2010
-----------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares               $ 9.45            $10.64             --    2019
                                                             11.35              9.45             --    2018
                                                              9.79             11.35             --    2017
                                                              9.13              9.79             --    2016
                                                              9.98              9.13             --    2015
                                                             10.50              9.98             --    2014
                                                              8.21             10.50             --    2013
                                                              6.93              8.21             --    2012
                                                              7.62              6.93             --    2011
                                                              7.26              7.62             --    2010
-----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.85            $ 8.82            --     2019
                                                                         8.92              8.85            --     2018
                                                                         9.07              8.92            --     2017
                                                                         9.27              9.07            --     2016
                                                                         9.48              9.27            --     2015
                                                                         9.69              9.48            --     2014
                                                                         9.91              9.69            --     2013
                                                                        10.00              9.91            --     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $17.74            $21.22         4,789     2019
                                                                        18.07             17.74         5,319     2018
                                                                        15.64             18.07         5,986     2017
                                                                        15.32             15.64         6,569     2016
                                                                        15.60             15.32         6,945     2015
                                                                        14.74             15.60         7,547     2014
                                                                        12.58             14.74         8,227     2013
                                                                        11.35             12.58        13,322     2012
                                                                        11.45             11.35        13,855     2011
                                                                        10.82             11.45        10,079     2010
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $22.16            $29.66            --     2019
                                                                        22.28             22.16            --     2018
                                                                        17.52             22.28            --     2017
                                                                        17.57             17.52           887     2016
                                                                        16.05             17.57           925     2015
                                                                        15.13             16.05         1,411     2014
                                                                        11.82             15.13         1,558     2013
                                                                         9.76             11.82         1,873     2012
                                                                        10.72              9.76         1,871     2011
                                                                        10.30             10.72         2,067     2010
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $17.08            $20.84            --     2019
                                                                        19.11             17.08            --     2018
                                                                        16.84             19.11            --     2017
                                                                        17.06             16.84            --     2016
                                                                        17.79             17.06            --     2015
                                                                        15.15             17.79            --     2014
                                                                        10.51             15.15            --     2013
                                                                         9.07             10.51            --     2012
                                                                         9.08              9.07            --     2011
                                                                         7.45              9.08            --     2010
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $15.14            $19.46            --     2019
                                                                        16.30             15.14            --     2018
                                                                        14.00             16.30            --     2017
                                                                        12.47             14.00            --     2016
                                                                        13.34             12.47            --     2015
                                                                        12.02             13.34            --     2014
                                                                         9.78             12.02            --     2013
                                                                         8.77              9.78            --     2012
                                                                         8.32              8.77            --     2011
                                                                         7.59              8.32            --     2010
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $10.42            $13.13            --     2019
                                                                                  11.69             10.42            --     2018
                                                                                  10.41             11.69            --     2017
                                                                                   9.42             10.41            --     2016
                                                                                   9.92              9.42            --     2015
                                                                                  10.00              9.92            --     2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $16.67            $21.40            --     2019
                                                                                  18.08             16.67            --     2018
                                                                                  15.03             18.08            --     2017
                                                                                  14.18             15.03            --     2016
                                                                                  14.51             14.18            --     2015
                                                                                  13.40             14.51            --     2014
                                                                                  10.40             13.40            --     2013
                                                                                   8.95             10.40            --     2012
                                                                                   9.38              8.95            --     2011
                                                                                   8.65              9.38            --     2010
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $13.16            $15.46           654     2019
                                                                                  14.30             13.16           741     2018
                                                                                  13.05             14.30         2,264     2017
                                                                                  12.26             13.05         2,416     2016
                                                                                  12.61             12.26         2,601     2015
                                                                                  11.91             12.61         2,840     2014
                                                                                  10.26             11.91         3,108     2013
                                                                                   9.46             10.26         3,402     2012
                                                                                   9.52              9.46         3,596     2011
                                                                                   8.88              9.52         3,900     2010
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $16.24            $19.82            --     2019
                                                                                  16.47             16.24            --     2018
                                                                                  14.71             16.47            --     2017
                                                                                  13.52             14.71            --     2016
                                                                                  16.22             13.52            --     2015
                                                                                  14.74             16.22            --     2014
                                                                                  12.54             14.74            --     2013
                                                                                  11.33             12.54            --     2012
                                                                                  10.87             11.33            --     2011
                                                                                   9.79             10.87            --     2010
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.34            $16.84            --     2019
                                                                                  12.54             12.34            --     2018
                                                                                  10.01             12.54            --     2017
                                                                                   9.67             10.01            --     2016
                                                                                  10.00              9.67            --     2015
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                    $12.32            $13.47            --     2019
                                                                                  13.33             12.32            --     2018
                                                                                  12.02             13.33            --     2017
                                                                                  10.88             12.02            --     2016
                                                                                  12.25             10.88            --     2015
                                                                                  12.47             12.25            --     2014
                                                                                  12.74             12.47            --     2013
                                                                                  11.35             12.74            --     2012
                                                                                  11.38             11.35            --     2011
                                                                                  10.30             11.38            --     2010
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.46            $16.23           940     2019
                                                                              15.19             14.46           725     2018
                                                                              14.57             15.19           690     2017
                                                                              13.25             14.57           721     2016
                                                                              13.77             13.25         2,061     2015
                                                                              13.63             13.77         1,649     2014
                                                                              13.18             13.63         1,135     2013
                                                                              11.79             13.18         1,109     2012
                                                                              11.67             11.79         2,329     2011
                                                                              10.42             11.67         2,854     2010
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.81            $17.52           855     2019
                                                                              16.56             15.81           682     2018
                                                                              15.54             16.56           634     2017
                                                                              15.78             15.54           678     2016
                                                                              16.37             15.78            --     2015
                                                                              13.49             16.37            --     2014
                                                                              15.85             13.49            --     2013
                                                                              15.52             15.85            --     2012
                                                                              12.41             15.52            --     2011
                                                                              11.37             12.41            --     2010
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.88            $11.07         1,030     2019
                                                                              11.09             10.88           976     2018
                                                                              11.19             11.09           943     2017
                                                                              11.28             11.19           937     2016
                                                                              11.50             11.28         2,399     2015
                                                                              11.66             11.50         8,492     2014
                                                                              11.94             11.66         7,940     2013
                                                                              11.53             11.94         7,344     2012
                                                                              11.66             11.53         9,477     2011
                                                                              11.32             11.66        11,389     2010
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.39            $14.19         2,674     2019
                                                                              13.76             13.39         2,920     2018
                                                                              13.41             13.76         5,325     2017
                                                                              13.36             13.41         5,484     2016
                                                                              13.59             13.36         6,072     2015
                                                                              13.33             13.59         4,427     2014
                                                                              13.90             13.33         5,203     2013
                                                                              12.97             13.90         4,732     2012
                                                                              12.80             12.97         7,052     2011
                                                                              12.11             12.80         8,661     2010
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $25.79            $34.52            --     2019
                                                                              26.86             25.79            --     2018
                                                                              20.94             26.86            --     2017
                                                                              20.20             20.94            --     2016
                                                                              19.08             20.20            --     2015
                                                                              16.62             19.08            --     2014
                                                                              12.62             16.62            --     2013
                                                                              11.05             12.62            --     2012
                                                                              11.06             11.05            --     2011
                                                                               9.54             11.06            --     2010
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $10.81            $11.49            --     2019
                                                                11.22             10.81            --     2018
                                                                11.11             11.22            --     2017
                                                                11.03             11.11            --     2016
                                                                11.32             11.03            --     2015
                                                                11.01             11.32            --     2014
                                                                11.42             11.01            --     2013
                                                                11.04             11.42            --     2012
                                                                10.53             11.04            --     2011
                                                                10.01             10.53            --     2010
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $19.43            $26.10            --     2019
                                                                20.41             19.43            --     2018
                                                                16.26             20.41            --     2017
                                                                16.23             16.26            --     2016
                                                                16.06             16.23            --     2015
                                                                14.40             16.06            --     2014
                                                                10.92             14.40            --     2013
                                                                 9.23             10.92            --     2012
                                                                 9.40              9.23            --     2011
                                                                 8.61              9.40            --     2010
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $14.36            $17.72           437     2019
                                                                15.58             14.36           474     2018
                                                                15.05             15.58           676     2017
                                                                14.25             15.05           708     2016
                                                                13.93             14.25           770     2015
                                                                10.80             13.93         1,079     2014
                                                                10.76             10.80         2,152     2013
                                                                 9.42             10.76           687     2012
                                                                 8.77              9.42           983     2011
                                                                 6.95              8.77         1,280     2010
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $16.73            $21.44            --     2019
                                                                17.96             16.73            --     2018
                                                                15.11             17.96            --     2017
                                                                13.84             15.11            --     2016
                                                                14.01             13.84            --     2015
                                                                12.64             14.01            --     2014
                                                                 9.79             12.64            --     2013
                                                                 8.66              9.79            --     2012
                                                                 8.70              8.66            --     2011
                                                                 7.75              8.70            --     2010
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $16.59            $20.46            --     2019
                                                                18.79             16.59            --     2018
                                                                17.04             18.79            --     2017
                                                                14.08             17.04            --     2016
                                                                15.01             14.08            --     2015
                                                                14.80             15.01            --     2014
                                                                11.05             14.80            --     2013
                                                                 9.86             11.05            --     2012
                                                                 9.78              9.86            --     2011
                                                                 7.84              9.78            --     2010
--------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $11.74            $13.26        306,786    2019
                                                             12.85             11.74        334,700    2018
                                                             11.40             12.85        364,645    2017
                                                             10.99             11.40        397,567    2016
                                                             11.39             10.99        426,502    2015
                                                             11.08             11.39        462,393    2014
                                                              9.88             11.08        496,297    2013
                                                              9.00              9.88        533,060    2012
                                                              9.50              9.00        566,231    2011
                                                              8.88              9.50        618,038    2010
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $16.05            $20.68             --    2019
                                                             16.99             16.05             --    2018
                                                             14.49             16.99             --    2017
                                                             13.55             14.49             --    2016
                                                             14.18             13.55             --    2015
                                                             12.86             14.18             --    2014
                                                              9.82             12.86             --    2013
                                                              8.67              9.82             --    2012
                                                              9.13              8.67             --    2011
                                                              8.47              9.13             --    2010
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $16.39            $20.58             --    2019
                                                             17.77             16.39             --    2018
                                                             14.01             17.77             --    2017
                                                             14.15             14.01             --    2016
                                                             13.66             14.15             --    2015
                                                             13.09             13.66             --    2014
                                                             10.35             13.09             --    2013
                                                              9.57             10.35             --    2012
                                                             10.24              9.57             --    2011
                                                              9.76             10.24             --    2010
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $21.56            $28.01             --    2019
                                                             22.31             21.56             --    2018
                                                             16.76             22.31             --    2017
                                                             17.36             16.76             --    2016
                                                             15.98             17.36             --    2015
                                                             14.91             15.98             --    2014
                                                             11.12             14.91             --    2013
                                                              9.83             11.12             --    2012
                                                             10.06              9.83             --    2011
                                                              9.23             10.06             --    2010
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 5.88            $ 6.34          2,437    2019
                                                              7.37              5.88          2,346    2018
                                                              7.57              7.37          2,275    2017
                                                              6.20              7.57          1,351    2016
                                                              8.92              6.20            865    2015
                                                             11.37              8.92            860    2014
                                                             10.59             11.37            691    2013
                                                             11.15             10.59            700    2012
                                                             14.14             11.15             --    2011
                                                             11.34             14.14             --    2010
-----------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $23.89            $32.01          --       2019
                                                       24.36             23.89          --       2018
                                                       18.50             24.36          --       2017
                                                       18.82             18.50          --       2016
                                                       18.99             18.82          --       2015
                                                       18.69             18.99          --       2014
                                                       13.66             18.69          --       2013
                                                       11.61             13.66          --       2012
                                                       12.56             11.61          --       2011
                                                       10.00             12.56          --       2010
-----------------------------------------------------------------------------------------------------

                    With Separate Account Expenses of 1.55%

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $12.89            $15.00          31,349   2019
                                                            13.99             12.89          35,563   2018
                                                            12.29             13.99          39,495   2017
                                                            11.95             12.29          34,149   2016
                                                            11.98             11.95          66,681   2015
                                                            11.36             11.98          80,295   2014
                                                             9.93             11.36          80,854   2013
                                                             8.89              9.93         100,888   2012
                                                             9.32              8.89          95,567   2011
                                                             8.58              9.32          89,090   2010
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $19.64            $25.09          17,302   2019
                                                            22.16             19.64          17,977   2018
                                                            16.51             22.16          19,278   2017
                                                            16.92             16.51          21,850   2016
                                                            16.74             16.92          22,116   2015
                                                            16.23             16.74          26,580   2014
                                                            13.41             16.23          47,135   2013
                                                            12.03             13.41          46,191   2012
                                                            15.95             12.03          63,303   2011
                                                            13.66             15.95          65,218   2010
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $21.90            $26.66         280,344   2019
                                                            23.63             21.90         307,672   2018
                                                            20.24             23.63         342,846   2017
                                                            18.51             20.24         393,620   2016
                                                            18.53             18.51         460,430   2015
                                                            17.22             18.53         540,305   2014
                                                            13.00             17.22         649,201   2013
                                                            11.26             13.00         741,347   2012
                                                            10.78             11.26         952,877   2011
                                                             9.71             10.78       1,299,285   2010
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 9.53            $10.96          86,146   2019
                                                            12.57              9.53         101,124   2018
                                                            10.21             12.57         119,690   2017
                                                            10.45             10.21         177,885   2016
                                                            10.36             10.45         197,239   2015
                                                            11.25             10.36         218,272   2014
                                                             9.31             11.25         251,756   2013
                                                             8.28              9.31         358,775   2012
                                                            10.44              8.28         413,096   2011
                                                            10.17             10.44         478,820   2010
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $17.93            $23.72         106,040   2019
                                                            17.80             17.93         114,072   2018
                                                            13.73             17.80         125,856   2017
                                                            13.63             13.73         145,625   2016
                                                            12.49             13.63         164,784   2015
                                                            11.14             12.49         199,281   2014
                                                             8.26             11.14         242,901   2013
                                                             7.19              8.26         287,956   2012
                                                             7.59              7.19         356,250   2011
                                                             7.02              7.59         494,513   2010
----------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $26.07            $34.91          20,688   2019
                                                                                   26.78             26.07          22,198   2018
                                                                                   20.33             26.78          21,960   2017
                                                                                   19.44             20.33          32,605   2016
                                                                                   20.06             19.44          49,269   2015
                                                                                   20.80             20.06          68,321   2014
                                                                                   14.54             20.80          61,820   2013
                                                                                   12.87             14.54          74,005   2012
                                                                                   12.55             12.87          97,990   2011
                                                                                    9.33             12.55         154,616   2010
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $22.87            $30.59          28,806   2019
                                                                                   24.71             22.87          33,074   2018
                                                                                   19.84             24.71          35,997   2017
                                                                                   20.65             19.84          42,909   2016
                                                                                   20.31             20.65          59,457   2015
                                                                                   17.92             20.31          65,012   2014
                                                                                   14.06             17.92          69,512   2013
                                                                                   12.55             14.06          80,377   2012
                                                                                   12.92             12.55         100,339   2011
                                                                                   12.03             12.92         125,370   2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $12.04            $13.90          58,733   2019
                                                                                   12.95             12.04          39,532   2018
                                                                                   12.07             12.95          37,888   2017
                                                                                   11.68             12.07          43,137   2016
                                                                                   11.80             11.68          40,689   2015
                                                                                   11.10             11.80          48,281   2014
                                                                                    9.99             11.10          94,239   2013
                                                                                    9.05              9.99         116,591   2012
                                                                                    9.16              9.05         139,741   2011
                                                                                    8.25              9.16         170,427   2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                               $25.87            $35.40          29,536   2019
                                                                                   28.05             25.87          27,224   2018
                                                                                   22.18             28.05          29,527   2017
                                                                                   22.06             22.18          31,625   2016
                                                                                   21.07             22.06          44,219   2015
                                                                                   20.28             21.07          42,092   2014
                                                                                   15.19             20.28          53,296   2013
                                                                                   13.28             15.19          59,912   2012
                                                                                   13.38             13.28          79,516   2011
                                                                                   10.69             13.38          95,543   2010
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $22.29            $28.85         228,050   2019
                                                                                   26.15             22.29         270,068   2018
                                                                                   19.48             26.15         312,114   2017
                                                                                   19.82             19.48         358,101   2016
                                                                                   19.42             19.82         420,789   2015
                                                                                   19.32             19.42         479,290   2014
                                                                                   15.46             19.32         540,282   2013
                                                                                   12.98             15.46         667,545   2012
                                                                                   14.41             12.98         875,275   2011
                                                                                   12.65             14.41       1,074,221   2010
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $18.11            $23.48        207,689
                                                                                      20.01             18.11        229,777
                                                                                      17.43             20.01        239,877
                                                                                      15.90             17.43        271,726
                                                                                      15.67             15.90        309,139
                                                                                      14.41             15.67        370,914
                                                                                      11.14             14.41        431,564
                                                                                       9.70             11.14        511,054
                                                                                       9.89              9.70        752,178
                                                                                       8.67              9.89        958,667
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $34.00            $42.22         72,170
                                                                                      38.60             34.00         79,967
                                                                                      34.42             38.60         92,339
                                                                                      29.71             34.42         97,922
                                                                                      32.13             29.71        117,253
                                                                                      29.23             32.13        129,758
                                                                                      21.11             29.23        169,021
                                                                                      18.23             21.11        189,818
                                                                                      18.96             18.23        241,280
                                                                                      15.65             18.96        318,718
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $17.60            $23.69         36,127
                                                                                      18.55             17.60         42,301
                                                                                      14.79             18.55         47,504
                                                                                      14.69             14.79         51,709
                                                                                      14.21             14.69         61,039
                                                                                      13.31             14.21         73,913
                                                                                       9.65             13.31        127,329
                                                                                      10.00              9.65        147,097
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $20.87            $28.04          9,983
                                                                                      22.06             20.87         10,964
                                                                                      17.64             22.06         13,979
                                                                                      17.56             17.64         14,964
                                                                                      17.03             17.56         20,719
                                                                                      15.99             17.03         27,368
                                                                                      11.62             15.99         40,843
                                                                                      10.41             11.62         60,254
                                                                                      11.29             10.41         74,199
                                                                                       9.59             11.29        117,430
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $21.10            $25.96        121,206
                                                                                      24.46             21.10        127,524
                                                                                      21.13             24.46        142,650
                                                                                      18.34             21.13        179,602
                                                                                      19.86             18.34        190,165
                                                                                      18.49             19.86        228,204
                                                                                      13.85             18.49        263,727
                                                                                      11.83             13.85        282,783
                                                                                      12.27             11.83        360,860
                                                                                      10.77             12.27        436,407
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $16.12            $20.47        135,773
                                                                                      18.07             16.12        185,402
                                                                                      16.22             18.07        185,476
                                                                                      14.94             16.22        207,943
                                                                                      16.10             14.94        187,922
                                                                                      15.12             16.10        214,112
                                                                                      11.89             15.12        245,129
                                                                                      10.60             11.89        281,971
                                                                                      10.77             10.60        320,149
                                                                                       9.99             10.77        385,311
--------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
-----------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                      $14.69            $17.36         27,150    2019
                                                                                16.53             14.69         28,088    2018
                                                                                15.16             16.53         27,535    2017
                                                                                13.41             15.16         24,307    2016
                                                                                13.98             13.41         33,733    2015
                                                                                13.05             13.98         31,873    2014
                                                                                10.62             13.05         41,425    2013
                                                                                 9.59             10.62         25,915    2012
                                                                                 9.87              9.59         13,946    2011
                                                                                 8.95              9.87         21,693    2010
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $17.04            $21.52         91,701    2019
                                                                                20.41             17.04        100,897    2018
                                                                                16.90             20.41        111,460    2017
                                                                                17.28             16.90        119,074    2016
                                                                                18.02             17.28        147,209    2015
                                                                                18.29             18.02        144,504    2014
                                                                                15.65             18.29        165,868    2013
                                                                                13.79             15.65        207,495    2012
                                                                                15.06             13.79        253,686    2011
                                                                                13.58             15.06        316,864    2010
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                    $16.66            $21.34         38,551    2019
                                                                                20.98             16.66         46,033    2018
                                                                                18.18             20.98         51,182    2017
                                                                                15.66             18.18         55,939    2016
                                                                                17.80             15.66         73,158    2015
                                                                                17.00             17.80         86,519    2014
                                                                                12.95             17.00        110,646    2013
                                                                                11.18             12.95        119,478    2012
                                                                                11.76             11.18        163,345    2011
                                                                                11.17             11.76        215,206    2010
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     $12.00            $12.86         51,976    2019
                                                                                12.54             12.00         62,180    2018
                                                                                12.28             12.54         66,970    2017
                                                                                11.95             12.28         72,529    2016
                                                                                12.45             11.95         60,872    2015
                                                                                12.24             12.45        128,472    2014
                                                                                13.58             12.24        179,406    2013
                                                                                12.85             13.58        269,063    2012
                                                                                11.68             12.85        228,907    2011
                                                                                11.29             11.68        288,545    2010
------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $13.73            $18.16          1,219    2019
                                                                                14.59             13.73          1,328    2018
                                                                                12.85             14.59          1,425    2017
                                                                                11.82             12.85          1,597    2016
                                                                                12.40             11.82          2,030    2015
                                                                                11.10             12.40          3,475    2014
                                                                                 8.39             11.10          3,632    2013
                                                                                 7.62              8.39          6,902    2012
                                                                                 7.67              7.62         15,436    2011
                                                                                 6.78              7.67         16,915    2010
------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $21.78            $27.59         17,733    2019
                                                                               23.70             21.78         22,915    2018
                                                                               21.15             23.70         26,394    2017
                                                                               17.41             21.15         26,448    2016
                                                                               18.97             17.41         32,945    2015
                                                                               18.33             18.97         35,259    2014
                                                                               13.11             18.33         34,797    2013
                                                                               11.75             13.11         37,077    2012
                                                                               12.26             11.75         71,458    2011
                                                                                9.70             12.26         78,206    2010
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $18.83            $22.90         29,768    2019
                                                                               20.82             18.83         31,503    2018
                                                                               19.58             20.82         34,487    2017
                                                                               16.89             19.58         54,218    2016
                                                                               18.28             16.89         37,123    2015
                                                                               16.94             18.28         39,668    2014
                                                                               12.50             16.94         45,963    2013
                                                                               11.15             12.50         67,676    2012
                                                                               11.65             11.15         78,869    2011
                                                                               10.52             11.65         96,660    2010
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $17.46            $20.24        136,321    2019
                                                                               19.19             17.46        176,332    2018
                                                                               17.14             19.19        191,248    2017
                                                                               16.77             17.14        226,758    2016
                                                                               17.21             16.77        243,580    2015
                                                                               17.15             17.21        302,062    2014
                                                                               15.22             17.15        345,477    2013
                                                                               14.06             15.22        349,314    2012
                                                                               14.82             14.06        400,712    2011
                                                                               13.71             14.82        493,845    2010
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $25.12            $32.73         32,207    2019
                                                                               24.83             25.12         32,962    2018
                                                                               19.52             24.83         33,391    2017
                                                                               18.43             19.52         36,082    2016
                                                                               18.26             18.43         35,564    2015
                                                                               16.28             18.26         37,344    2014
                                                                               12.38             16.28         60,895    2013
                                                                               10.95             12.38         66,347    2012
                                                                               10.87             10.95         62,676    2011
                                                                                9.59             10.87         70,964    2010
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $13.14            $17.05         87,371    2019
                                                                               13.68             13.14        112,494    2018
                                                                               10.44             13.68        153,395    2017
                                                                               10.00             10.44        147,627    2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $ 9.95            $12.26        115,232    2019
                                                                               12.15              9.95        131,842    2018
                                                                                9.70             12.15        152,278    2017
                                                                               10.00              9.70        186,434    2016
-----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                              $13.50            $14.24        168,325    2019
                                                                13.73             13.50        215,576    2018
                                                                13.48             13.73        201,435    2017
                                                                12.57             13.48        201,248    2016
                                                                12.89             12.57        226,528    2015
                                                                13.02             12.89        291,438    2014
                                                                12.73             13.02        370,933    2013
                                                                12.05             12.73        412,014    2012
                                                                11.94             12.05        418,900    2011
                                                                11.11             11.94        539,741    2010
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $23.50            $26.41         59,134    2019
                                                                24.72             23.50         68,487    2018
                                                                23.56             24.72         85,710    2017
                                                                20.90             23.56         96,622    2016
                                                                21.82             20.90        119,950    2015
                                                                21.64             21.82        152,170    2014
                                                                20.59             21.64        188,698    2013
                                                                18.30             20.59        257,477    2012
                                                                17.71             18.30        284,853    2011
                                                                15.73             17.71        371,244    2010
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $36.74            $48.29         45,196    2019
                                                                36.03             36.74         51,880    2018
                                                                28.60             36.03         61,410    2017
                                                                28.08             28.60         65,716    2016
                                                                26.87             28.08         77,838    2015
                                                                24.94             26.87         90,504    2014
                                                                18.14             24.94        120,208    2013
                                                                15.74             18.14        162,472    2012
                                                                18.48             15.74        241,964    2011
                                                                15.94             18.48        299,759    2010
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $16.29            $18.93         22,339    2019
                                                                17.54             16.29         22,752    2018
                                                                15.66             17.54         21,132    2017
                                                                15.47             15.66         21,261    2016
                                                                15.72             15.47         24,570    2015
                                                                15.13             15.72         35,545    2014
                                                                13.32             15.13         39,262    2013
                                                                12.06             13.32         43,846    2012
                                                                12.60             12.06         69,065    2011
                                                                11.23             12.60         98,659    2010
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $17.40            $21.27         61,251    2019
                                                                18.50             17.40         69,561    2018
                                                                16.18             18.50         70,152    2017
                                                                15.36             16.18         73,733    2016
                                                                15.55             15.36         64,162    2015
                                                                14.35             15.55        101,863    2014
                                                                12.22             14.35        113,749    2013
                                                                10.81             12.22         88,588    2012
                                                                11.42             10.81         83,419    2011
                                                                 9.85             11.42        109,708    2010
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $25.49            $32.95         387,736   2019
                                                                         27.74             25.49         454,468   2018
                                                                         23.17             27.74         508,826   2017
                                                                         21.84             23.17         571,052   2016
                                                                         22.09             21.84         713,082   2015
                                                                         20.10             22.09         843,331   2014
                                                                         15.59             20.10       1,044,512   2013
                                                                         13.63             15.59       1,348,538   2012
                                                                         14.24             13.63       1,518,001   2011
                                                                         12.37             14.24       1,954,478   2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $28.87            $36.90           7,002   2019
                                                                         30.92             28.87           8,009   2018
                                                                         25.43             30.92           8,214   2017
                                                                         25.16             25.43          12,713   2016
                                                                         25.30             25.16          13,498   2015
                                                                         23.22             25.30          15,537   2014
                                                                         17.06             23.22          18,503   2013
                                                                         14.17             17.06          23,067   2012
                                                                         14.80             14.17          35,156   2011
                                                                         12.74             14.80          42,672   2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $18.70            $23.41         324,462   2019
                                                                         20.77             18.70         374,421   2018
                                                                         18.73             20.77         407,862   2017
                                                                         16.16             18.73         454,054   2016
                                                                         17.14             16.16         557,550   2015
                                                                         16.05             17.14         658,913   2014
                                                                         12.75             16.05         763,569   2013
                                                                         11.07             12.75         909,207   2012
                                                                         11.17             11.07         979,264   2011
                                                                          9.87             11.17       1,399,832   2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $17.99            $22.97         132,619   2019
                                                                         20.13             17.99         139,492   2018
                                                                         17.53             20.13         149,757   2017
                                                                         15.38             17.53         160,996   2016
                                                                         16.02             15.38         179,052   2015
                                                                         14.77             16.02         194,380   2014
                                                                         11.25             14.77         228,323   2013
                                                                          9.67             11.25         268,247   2012
                                                                          9.69              9.67         330,338   2011
                                                                          8.59              9.69         413,272   2010
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $23.86            $33.00          14,169   2019
                                                                         21.60             23.86          17,012   2018
                                                                         16.35             21.60          18,737   2017
                                                                         16.59             16.35          23,432   2016
                                                                         16.00             16.59          63,632   2015
                                                                         14.52             16.00          45,868   2014
                                                                         10.72             14.52          47,743   2013
                                                                         10.00             10.72          69,149   2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $17.27            $22.77         118,362   2019
                                                                         17.61             17.27         125,857   2018
                                                                         13.27             17.61         162,388   2017
                                                                         13.40             13.27         183,317   2016
                                                                         12.74             13.40         217,252   2015
                                                                         11.65             12.74         293,513   2014
                                                                          8.70             11.65         321,139   2013
                                                                          7.73              8.70         391,776   2012
                                                                          7.85              7.73         492,606   2011
                                                                          6.44              7.85         678,066   2010
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.75            $13.74         72,930    2019
                                                                  13.06             12.75         92,318    2018
                                                                  12.75             13.06        117,109    2017
                                                                  12.40             12.75        145,138    2016
                                                                  12.70             12.40        180,250    2015
                                                                  12.21             12.70        156,732    2014
                                                                  12.67             12.21        184,863    2013
                                                                  12.18             12.67        296,727    2012
                                                                  11.56             12.18        159,246    2011
                                                                  10.92             11.56        166,136    2010
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $33.74            $40.91        177,195    2019
                                                                  40.21             33.74        205,769    2018
                                                                  33.88             40.21        243,070    2017
                                                                  30.75             33.88        291,555    2016
                                                                  31.75             30.75        357,794    2015
                                                                  30.41             31.75        424,301    2014
                                                                  22.73             30.41        496,132    2013
                                                                  20.16             22.73        610,574    2012
                                                                  22.96             20.16        698,331    2011
                                                                  18.14             22.96        922,626    2010
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $18.28            $24.14          9,226    2019
                                                                  22.51             18.28          9,044    2018
                                                                  19.20             22.51         10,097    2017
                                                                  17.84             19.20         16,250    2016
                                                                  18.72             17.84         16,715    2015
                                                                  17.85             18.72         18,783    2014
                                                                  13.93             17.85         23,193    2013
                                                                  11.14             13.93         39,692    2012
                                                                  12.43             11.14         46,612    2011
                                                                  10.00             12.43         71,376    2010
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $11.94            $14.09         40,012    2019
                                                                  13.42             11.94         56,383    2018
                                                                  12.18             13.42         63,745    2017
                                                                  10.93             12.18         73,053    2016
                                                                  11.83             10.93         79,682    2015
                                                                  11.69             11.83         91,206    2014
                                                                   9.59             11.69         85,848    2013
                                                                   8.45              9.59        159,122    2012
                                                                   8.71              8.45        179,248    2011
                                                                   8.03              8.71        180,713    2010
----------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                     $17.12            $19.56        179,003    2019
                                                                  18.17             17.12        217,126    2018
                                                                  16.83             18.17        244,597    2017
                                                                  14.99             16.83        269,825    2016
                                                                  16.38             14.99        358,236    2015
                                                                  15.91             16.38        474,741    2014
                                                                  14.18             15.91        583,735    2013
                                                                  12.79             14.18        653,580    2012
                                                                  12.68             12.79        812,600    2011
                                                                  11.43             12.68        902,882    2010
----------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $13.94            $16.82          58,363   2019
                                                                        15.57             13.94          68,732   2018
                                                                        14.59             15.57          78,070   2017
                                                                        12.77             14.59          96,044   2016
                                                                        13.65             12.77         102,753   2015
                                                                        12.94             13.65         133,142   2014
                                                                        10.25             12.94         152,751   2013
                                                                         9.11             10.25         191,591   2012
                                                                         9.35              9.11         325,364   2011
                                                                         8.54              9.35         398,319   2010
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.28            $12.79          33,221   2019
                                                                        13.45             11.28          42,654   2018
                                                                        11.53             13.45          41,466   2017
                                                                        10.68             11.53          57,506   2016
                                                                        11.60             10.68          67,093   2015
                                                                        12.13             11.60          86,040   2014
                                                                         9.42             12.13          90,564   2013
                                                                         7.90              9.42          98,754   2012
                                                                         8.63              7.90         113,255   2011
                                                                         8.16              8.63         147,533   2010
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.24            $ 9.26       1,061,409   2019
                                                                         9.24              9.24       1,103,700   2018
                                                                         9.34              9.24       1,117,246   2017
                                                                         9.48              9.34       1,144,449   2016
                                                                         9.63              9.48       1,178,599   2015
                                                                         9.78              9.63       1,684,397   2014
                                                                         9.94              9.78       1,836,236   2013
                                                                        10.00              9.94       2,775,802   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $40.97            $53.05          32,262   2019
                                                                        46.48             40.97          35,239   2018
                                                                        42.50             46.48          38,256   2017
                                                                        38.02             42.50          42,100   2016
                                                                        42.55             38.02          46,001   2015
                                                                        38.06             42.55          49,968   2014
                                                                        29.09             38.06          54,381   2013
                                                                        24.94             29.09          65,885   2012
                                                                        27.06             24.94          75,323   2011
                                                                        21.98             27.06          91,603   2010
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $23.36            $28.12         313,392   2019
                                                                        23.62             23.36         348,757   2018
                                                                        20.31             23.62         388,001   2017
                                                                        19.77             20.31         439,896   2016
                                                                        20.00             19.77         479,851   2015
                                                                        18.77             20.00         535,940   2014
                                                                        15.91             18.77         631,234   2013
                                                                        14.26             15.91         662,785   2012
                                                                        14.29             14.26         864,816   2011
                                                                        13.42             14.29       1,081,847   2010
----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise Portfolio -- Service Shares                $20.73            $27.59         43,966    2019
                                                                         21.20             20.73         57,327    2018
                                                                         16.94             21.20         57,292    2017
                                                                         15.35             16.94         61,207    2016
                                                                         15.03             15.35         72,198    2015
                                                                         13.60             15.03         88,055    2014
                                                                         10.46             13.60        108,008    2013
                                                                          9.08             10.46        137,964    2012
                                                                          9.38              9.08        183,863    2011
                                                                          7.59              9.38        222,318    2010
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                     $25.57            $34.45         63,789    2019
                                                                         25.54             25.57         70,876    2018
                                                                         19.95             25.54         85,091    2017
                                                                         19.88             19.95        112,884    2016
                                                                         18.04             19.88        130,787    2015
                                                                         16.89             18.04        168,715    2014
                                                                         13.11             16.89        221,094    2013
                                                                         10.75             13.11        263,867    2012
                                                                         11.73             10.75        356,537    2011
                                                                         11.19             11.73        475,584    2010
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Research Portfolio -- Service Shares           $11.02            $13.96         43,187    2019
                                                                         12.05             11.02         56,887    2018
                                                                          9.66             12.05         65,515    2017
                                                                          9.63              9.66         74,784    2016
                                                                         10.04              9.63         91,650    2015
                                                                          9.51             10.04        112,062    2014
                                                                          7.54              9.51        132,157    2013
                                                                          6.39              7.54        166,258    2012
                                                                          7.55              6.39        216,874    2011
                                                                          6.64              7.55        243,061    2010
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Technology Portfolio -- Service Shares         $12.58            $17.94         38,986    2019
                                                                         12.67             12.58         40,873    2018
                                                                          8.88             12.67         40,886    2017
                                                                          7.92              8.88         53,845    2016
                                                                          7.69              7.92         60,468    2015
                                                                          7.14              7.69         72,624    2014
                                                                          5.36              7.14         94,090    2013
                                                                          4.57              5.36        112,500    2012
                                                                          5.08              4.57        185,167    2011
                                                                          4.15              5.08        239,245    2010
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                  $13.19            $16.45         37,851    2019
                                                                         15.79             13.19         39,887    2018
                                                                         12.26             15.79         43,002    2017
                                                                         13.34             12.26         46,408    2016
                                                                         14.86             13.34         53,038    2015
                                                                         17.17             14.86         61,814    2014
                                                                         15.26             17.17         70,084    2013
                                                                         13.70             15.26         89,800    2012
                                                                         20.56             13.70        117,543    2011
                                                                         16.71             20.56        195,071    2010
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Research Portfolio -- Service Shares                 $14.70            $19.57         44,443    2019
                                                                        15.37             14.70         48,432    2018
                                                                        12.24             15.37         57,253    2017
                                                                        12.40             12.24         71,892    2016
                                                                        11.98             12.40         85,269    2015
                                                                        10.80             11.98         99,347    2014
                                                                         8.44             10.80        111,355    2013
                                                                         7.24              8.44        120,087    2012
                                                                         7.79              7.24        166,339    2011
                                                                         6.92              7.79        185,080    2010
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $29.47            $36.20         13,537    2019
                                                                        32.75             29.47         17,857    2018
                                                                        28.67             32.75         19,643    2017
                                                                        28.85             28.67         22,968    2016
                                                                        29.89             28.85         29,596    2015
                                                                        25.28             29.89         29,111    2014
                                                                        17.42             25.28         31,898    2013
                                                                        14.94             17.42         44,550    2012
                                                                        14.85             14.94         60,387    2011
                                                                        12.10             14.85         64,456    2010
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $16.36            $21.17         16,826    2019
                                                                        17.50             16.36         23,446    2018
                                                                        14.93             17.50         29,002    2017
                                                                        13.21             14.93         26,217    2016
                                                                        14.04             13.21         19,426    2015
                                                                        12.57             14.04         23,072    2014
                                                                        10.16             12.57         21,416    2013
                                                                         9.05             10.16         18,636    2012
                                                                         8.53              9.05         10,517    2011
                                                                         7.73              8.53         30,606    2010
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $24.19            $30.69         21,166    2019
                                                                        26.96             24.19         22,378    2018
                                                                        23.85             26.96         27,219    2017
                                                                        21.43             23.85         22,995    2016
                                                                        22.41             21.43         26,120    2015
                                                                        10.00             22.41         31,076    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $18.09            $23.37         49,572    2019
                                                                        19.49             18.09         55,920    2018
                                                                        16.09             19.49         65,382    2017
                                                                        15.09             16.09         73,805    2016
                                                                        15.33             15.09         80,778    2015
                                                                        14.06             15.33        114,645    2014
                                                                        10.84             14.06        132,820    2013
                                                                         9.27             10.84        168,141    2012
                                                                         9.65              9.27        193,356    2011
                                                                         8.84              9.65        247,317    2010
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            $22.29            $31.00         75,354    2019
                                                                                  23.04             22.29         80,167    2018
                                                                                  18.52             23.04         89,317    2017
                                                                                  17.29             18.52         95,620    2016
                                                                                  17.95             17.29        113,413    2015
                                                                                  19.71             17.95        123,917    2014
                                                                                  14.17             19.71        140,324    2013
                                                                                  11.91             14.17        177,650    2012
                                                                                  13.51             11.91        258,229    2011
                                                                                  10.10             13.51        369,577    2010
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $16.20            $19.16         45,423    2019
                                                                                  17.48             16.20         62,015    2018
                                                                                  15.85             17.48         72,884    2017
                                                                                  14.79             15.85         78,537    2016
                                                                                  15.11             14.79         85,923    2015
                                                                                  14.18             15.11        103,494    2014
                                                                                  12.13             14.18        114,910    2013
                                                                                  11.11             12.13        147,969    2012
                                                                                  11.11             11.11        181,473    2011
                                                                                  10.29             11.11        201,001    2010
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $26.36            $32.39         62,653    2019
                                                                                  26.56             26.36         79,074    2018
                                                                                  23.57             26.56         94,999    2017
                                                                                  21.52             23.57        109,453    2016
                                                                                  25.64             21.52        130,767    2015
                                                                                  23.15             25.64        152,704    2014
                                                                                  19.56             23.15        182,851    2013
                                                                                  17.55             19.56        229,216    2012
                                                                                  16.74             17.55        337,968    2011
                                                                                  14.98             16.74        438,537    2010
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.65            $17.38         73,189    2019
                                                                                  12.78             12.65         76,003    2018
                                                                                  10.13             12.78        103,637    2017
                                                                                   9.72             10.13        125,668    2016
                                                                                  10.00              9.72        170,074    2015
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                    $14.35            $15.78         82,677    2019
                                                                                  15.41             14.35         90,007    2018
                                                                                  13.81             15.41         91,144    2017
                                                                                  12.42             13.81         85,357    2016
                                                                                  13.89             12.42        104,689    2015
                                                                                  14.05             13.89        122,394    2014
                                                                                  14.25             14.05        136,757    2013
                                                                                  12.61             14.25        169,804    2012
                                                                                  12.57             12.61        177,240    2011
                                                                                  11.29             12.57        194,302    2010
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                               $22.22            $25.10         189,345
                                                                                     23.19             22.22         219,110
                                                                                     22.09             23.19         248,351
                                                                                     19.95             22.09         292,040
                                                                                     20.61             19.95         354,144
                                                                                     20.25             20.61         391,899
                                                                                     19.46             20.25         494,786
                                                                                     17.29             19.46         552,169
                                                                                     16.99             17.29         624,902
                                                                                     15.08             16.99         850,602
-------------------------------------------------------------------------------------------------------------------------------
  International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class
   Shares                                                                           $19.66            $20.72          25,448
                                                                                     19.56             19.66          34,935
                                                                                     19.33             19.56          37,743
                                                                                     18.44             19.33          47,848
                                                                                     18.68             18.44          51,181
                                                                                     17.07             18.68          53,722
                                                                                     17.25             17.07          66,833
                                                                                     15.80             17.25          81,402
                                                                                     15.03             15.80         101,984
                                                                                     14.08             15.03         117,537
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                $24.16            $26.96         122,548
                                                                                     25.14             24.16         137,750
                                                                                     23.44             25.14         153,836
                                                                                     23.64             23.44         177,323
                                                                                     24.35             23.64         202,697
                                                                                     19.95             24.35         221,201
                                                                                     23.27             19.95         279,343
                                                                                     22.64             23.27         381,663
                                                                                     17.99             22.64         481,129
                                                                                     16.37             17.99         618,307
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                             $12.06            $12.35         149,108
                                                                                     12.20             12.06         146,522
                                                                                     12.23             12.20         172,277
                                                                                     12.25             12.23         162,148
                                                                                     12.40             12.25         195,311
                                                                                     12.49             12.40         318,794
                                                                                     12.71             12.49         436,253
                                                                                     12.19             12.71         518,812
                                                                                     12.25             12.19         751,487
                                                                                     11.82             12.25         717,762
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                             $18.74            $19.99         434,691
                                                                                     19.13             18.74         503,063
                                                                                     18.52             19.13         602,633
                                                                                     18.32             18.52         727,572
                                                                                     18.53             18.32         861,562
                                                                                     18.05             18.53       1,027,844
                                                                                     18.70             18.05       1,362,269
                                                                                     17.33             18.70       1,785,036
                                                                                     16.99             17.33       2,045,176
                                                                                     15.96             16.99       2,734,450
-------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                   Year
----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                         2019
                                                                              2018
                                                                              2017
                                                                              2016
                                                                              2015
                                                                              2014
                                                                              2013
                                                                              2012
                                                                              2011
                                                                              2010
----------------------------------------------------------------------------------
  International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class
   Shares                                                                     2019
                                                                              2018
                                                                              2017
                                                                              2016
                                                                              2015
                                                                              2014
                                                                              2013
                                                                              2012
                                                                              2011
                                                                              2010
----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares          2019
                                                                              2018
                                                                              2017
                                                                              2016
                                                                              2015
                                                                              2014
                                                                              2013
                                                                              2012
                                                                              2011
                                                                              2010
----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                       2019
                                                                              2018
                                                                              2017
                                                                              2016
                                                                              2015
                                                                              2014
                                                                              2013
                                                                              2012
                                                                              2011
                                                                              2010
----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                       2019
                                                                              2018
                                                                              2017
                                                                              2016
                                                                              2015
                                                                              2014
                                                                              2013
                                                                              2012
                                                                              2011
                                                                              2010
----------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $15.28            $20.60          39,586   2019
                                                                15.81             15.28          36,079   2018
                                                                12.25             15.81          43,445   2017
                                                                11.74             12.25          51,855   2016
                                                                11.01             11.74          55,685   2015
                                                                 9.53             11.01          64,019   2014
                                                                 7.19              9.53          99,272   2013
                                                                 6.25              7.19         141,164   2012
                                                                 6.22              6.25         207,917   2011
                                                                 5.33              6.22         206,049   2010
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $15.25            $16.30          78,486   2019
                                                                15.71             15.25          88,761   2018
                                                                15.46             15.71          98,851   2017
                                                                15.24             15.46         113,000   2016
                                                                15.55             15.24         128,286   2015
                                                                15.02             15.55         150,489   2014
                                                                15.47             15.02         184,651   2013
                                                                14.86             15.47         228,114   2012
                                                                14.08             14.86         341,341   2011
                                                                13.30             14.08         426,343   2010
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $23.09            $31.22          84,450   2019
                                                                24.10             23.09          96,503   2018
                                                                19.07             24.10         105,204   2017
                                                                18.90             19.07         123,365   2016
                                                                18.59             18.90         170,037   2015
                                                                16.55             18.59         207,476   2014
                                                                12.46             16.55         269,505   2013
                                                                10.47             12.46         310,631   2012
                                                                10.59             10.47         413,563   2011
                                                                 9.64             10.59         521,984   2010
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $54.71            $67.95          35,494   2019
                                                                58.94             54.71          43,339   2018
                                                                56.56             58.94          51,463   2017
                                                                53.19             56.56          68,474   2016
                                                                51.67             53.19          85,271   2015
                                                                39.79             51.67          98,743   2014
                                                                39.39             39.79         118,668   2013
                                                                34.26             39.39         133,518   2012
                                                                31.67             34.26         180,133   2011
                                                                24.95             31.67         201,267   2010
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $19.91            $25.69         551,328   2019
                                                                21.23             19.91         608,672   2018
                                                                17.75             21.23         674,041   2017
                                                                16.15             17.75         796,515   2016
                                                                16.23             16.15         900,320   2015
                                                                14.55             16.23       1,020,768   2014
                                                                11.20             14.55       1,170,500   2013
                                                                 9.83             11.20       1,493,296   2012
                                                                 9.82              9.83       1,788,261   2011
                                                                 8.68              9.82       2,317,584   2010
--------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $30.54            $37.92         119,664   2019
                                                             34.36             30.54         136,937   2018
                                                             30.96             34.36         151,017   2017
                                                             25.41             30.96         172,057   2016
                                                             26.92             25.41         199,076   2015
                                                             26.35             26.92         231,678   2014
                                                             19.55             26.35         283,415   2013
                                                             17.33             19.55         352,586   2012
                                                             17.07             17.33         492,671   2011
                                                             13.60             17.07         625,393   2010
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                $18.19            $20.74         414,279   2019
                                                             19.73             18.19         461,410   2018
                                                             17.33             19.73         506,568   2017
                                                             16.56             17.33         558,925   2016
                                                             17.01             16.56         658,070   2015
                                                             16.40             17.01         716,011   2014
                                                             14.50             16.40         851,578   2013
                                                             13.08             14.50       1,048,044   2012
                                                             13.68             13.08       1,298,723   2011
                                                             12.67             13.68       1,719,483   2010
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $13.50            $15.36         121,342   2019
                                                             14.68             13.50         130,835   2018
                                                             12.94             14.68         220,142   2017
                                                             12.39             12.94         244,647   2016
                                                             12.75             12.39         357,426   2015
                                                             12.33             12.75         442,957   2014
                                                             10.92             12.33         558,796   2013
                                                              9.88             10.92         639,787   2012
                                                             10.36              9.88         770,120   2011
                                                              9.62             10.36         883,421   2010
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $21.10            $27.37          91,373   2019
                                                             22.19             21.10         118,308   2018
                                                             18.79             22.19         132,774   2017
                                                             17.46             18.79         145,138   2016
                                                             18.15             17.46         177,919   2015
                                                             16.35             18.15         195,687   2014
                                                             12.40             16.35         245,484   2013
                                                             10.88             12.40         307,882   2012
                                                             11.38             10.88         388,156   2011
                                                             10.48             11.38         460,168   2010
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $33.42            $42.25          14,453   2019
                                                             36.01             33.42          17,866   2018
                                                             28.19             36.01          21,686   2017
                                                             28.28             28.19          25,101   2016
                                                             27.14             28.28          26,955   2015
                                                             25.83             27.14          31,084   2014
                                                             20.28             25.83          41,080   2013
                                                             18.63             20.28          56,803   2012
                                                             19.81             18.63          87,688   2011
                                                             18.74             19.81         103,598   2010
-----------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $21.50            $28.12          8,656    2019
                                                          22.10             21.50          8,588    2018
                                                          16.49             22.10         11,896    2017
                                                          16.97             16.49         11,833    2016
                                                          15.52             16.97         14,581    2015
                                                          14.39             15.52         12,576    2014
                                                          10.66             14.39         15,937    2013
                                                           9.36             10.66         29,596    2012
                                                           9.51              9.36         45,577    2011
                                                           8.67              9.51         43,420    2010
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $11.40            $12.37         55,747    2019
                                                          14.19             11.40         61,635    2018
                                                          14.49             14.19         63,543    2017
                                                          11.79             14.49         68,132    2016
                                                          16.84             11.79         74,791    2015
                                                          21.32             16.84         82,501    2014
                                                          19.73             21.32         89,481    2013
                                                          20.64             19.73        142,080    2012
                                                          26.00             20.64        243,106    2011
                                                          20.71             26.00        304,941    2010
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $25.27            $34.09         14,138    2019
                                                          25.60             25.27         11,661    2018
                                                          19.32             25.60         11,992    2017
                                                          19.52             19.32         12,351    2016
                                                          19.56             19.52         15,629    2015
                                                          19.13             19.56         19,474    2014
                                                          13.89             19.13         26,945    2013
                                                          11.72             13.89         21,682    2012
                                                          12.60             11.72         49,611    2011
                                                          10.00             12.60         47,560    2010
--------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information

                                                                                 Page
The Company..................................................................... B-3

The Separate Account............................................................ B-3

Additional Information About the Guarantee Account.............................. B-4

The Contracts................................................................... B-4
   Transfer of Annuity Units.................................................... B-4
   Net Investment Factor........................................................ B-4

Termination of Participation Agreements......................................... B-4

Calculation of Performance Data................................................. B-5
   Subaccount Investing in the Goldman Sachs Variable Insurance
     Trust -- Government Money Market Fund...................................... B-5
   Other Subaccounts............................................................ B-6
   Other Performance Data....................................................... B-7

Tax Matters..................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................... B-7
   IRS Required Distributions................................................... B-7

General Provisions.............................................................. B-8
   Using the Contracts as Collateral............................................ B-8
   The Beneficiary.............................................................. B-8
   Non-Participating............................................................ B-8
   Misstatement of Age or Gender................................................ B-8
   Incontestability............................................................. B-8
   Statement of Values.......................................................... B-8
   Trust as Owner or Beneficiary................................................ B-8
   Written Notice............................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans................... B-9

Regulation of Genworth Life and Annuity Insurance Company....................... B-9

Experts......................................................................... B-9

Financial Statements............................................................ B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 (RetireReady/SM/ Extra) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                       State                              Zip

Signature of Requestor _________________________________________________________
                                                 Date